	Schedule of Investments
	Principal Active High Yield ETF
	September 30, 2023 (unaudited)

		Principal
BONDS — 89.29%		Amount	Value

Aerospace & Defense — 1.84%
Bombardier, Inc.
7.50%, 02/01/2029 (a),(b)		$585,000	$555,145
Triumph Group, Inc.
7.75%, 08/15/2025 (b)		1,499,000	1,424,050
			$1,979,195

Airlines — 0.06%
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 07/07/2027		69,291	64,882

Auto Manufacturers — 1.73%
Ford Motor Co.
3.25%, 02/12/2032		904,000	696,680
Ford Motor Credit Co. LLC
3.38%, 11/13/2025		976,000	905,548
4.54%, 08/01/2026		269,000	252,514
			$1,854,742

Auto Parts & Equipment — 1.43%
Dana, Inc.
4.25%, 09/01/2030		1,264,000	1,014,487
Tenneco, Inc.
8.00%, 11/17/2028 (a)		635,000	516,731
			$1,531,218

Banks — 1.42%
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 3.13%),
4.60%, 02/01/2025 (c),(d)		1,629,000	1,523,912

Building Materials — 2.50%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028		1,010,000	998,637
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)		1,826,000	1,686,240
			$2,684,877

Chemicals — 4.10%
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)		1,172,000	968,365
Kobe U.S. Midco 2, Inc.
9.25%, PIK 10.00%; 11/01/2026 (a),(e)		1,679,000	1,225,670
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029 (a),(b)		1,982,000	1,531,526
Tronox, Inc.
4.63%, 03/15/2029 (a)		837,000	675,464
			$4,401,025

Commercial Services — 3.96%
Albion Financing 1 SARL/Aggreko Holdings, Inc.
6.13%, 10/15/2026 (a)		1,017,000	960,546
Garda World Security Corp.
6.00%, 06/01/2029 (a)		194,000	158,671
9.50%, 11/01/2027 (a)		1,043,000	997,229
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026 (a)		1,396,000	1,303,515

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Commercial Services (continued)
ZipRecruiter, Inc.
5.00%, 01/15/2030 (a)	$1,060,000	$832,117
		$4,252,078

Computers — 1.44%
Seagate HDD Cayman
5.75%, 12/01/2034	645,000	544,784
9.63%, 12/01/2032 (a)	931,159	1,003,363
		$1,548,147

Diversified Financial Services — 6.99%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88%, 10/10/2079 (c)	1,751,000	1,702,800
Credit Acceptance Corp.
6.63%, 03/15/2026 (b)	1,522,000	1,467,344
Global Aircraft Leasing Co. Ltd.
6.50%, PIK 7.25%; 09/15/2024 (a),(e)	1,564,004	1,489,714
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029	460,000	460,621
8.38%, 05/01/2028 (a)	987,000	1,000,571
OneMain Finance Corp.
3.50%, 01/15/2027	133,000	113,881
4.00%, 09/15/2030	1,393,000	1,045,245
6.63%, 01/15/2028	250,000	230,667
		$7,510,843

Electric — 4.24%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)	1,898,000	1,497,140
GenOn Energy, Inc.
0.00%, 10/15/2020 (f),(g),(h)	3,100,000	—
NRG Energy, Inc.
3.88%, 02/15/2032 (a)	1,539,000	1,155,312
(5-year Treasury Constant Maturity Rate + 5.92%),
10.25%, 03/15/2028 (a),(c),(d)	233,000	228,201
Vistra Corp.
(5-year Treasury Constant Maturity Rate + 5.74%),
7.00%, 12/15/2026 (a),(c),(d)	715,000	652,438
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)	1,184,000	1,017,804
		$4,550,895

Electronics — 1.04%
Sensata Technologies BV
4.00%, 04/15/2029 (a)	155,000	133,470
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	1,214,000	982,521
		$1,115,991

Entertainment — 7.29%
Boyne USA, Inc.
4.75%, 05/15/2029 (a)	1,859,000	1,625,984
CCM Merger, Inc.
6.38%, 05/01/2026 (a)	1,631,000	1,560,003

See accompanying notes.

	Schedule of Investments
	Principal Active High Yield ETF
	September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Entertainment (continued)
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030 (a)		$1,653,000	$1,493,351
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)		1,406,000	1,248,050
International Game Technology PLC
5.25%, 01/15/2029 (a)		1,059,000	975,880
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (a)		1,412,000	930,941
			$7,834,209

Food — 3.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029 (a)		1,027,000	875,605
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (a)		1,160,000	1,149,073
Pilgrim's Pride Corp.
3.50%, 03/01/2032		1,508,000	1,166,140
4.25%, 04/15/2031		183,000	152,659
			$3,343,477

Forest Products & Paper — 0.58%
Mercer International, Inc.
5.13%, 02/01/2029		726,000	572,460
12.88%, 10/01/2028		55,000	55,602
			$628,062

Healthcare — Services — 2.54%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (a)		1,616,000	1,452,929
Tenet Healthcare Corp.
6.13%, 06/15/2030		1,361,000	1,276,005
			$2,728,934

Home Builders — 2.02%
Adams Homes, Inc.
9.25%, 10/15/2028		665,000	663,969
Forestar Group, Inc.
3.85%, 05/15/2026 (a)		268,000	243,261
5.00%, 03/01/2028 (a)		1,404,000	1,260,434
			$2,167,664

Household Products/Wares — 0.99%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/2026 (a)		1,165,000	1,061,451

Insurance — 0.77%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		187,000	157,137
7.00%, 11/15/2025 (a)		693,000	673,111
			$830,248

Investment Companies — 1.10%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029 (a)		1,037,000	906,637

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Investment Companies (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	$340,000	$271,884
		$1,178,521

Iron & Steel — 0.61%
TMS International Corp.
6.25%, 04/15/2029 (a)	796,000	658,296

Leisure Time — 1.50%
Life Time, Inc.
5.75%, 01/15/2026 (a)	1,658,000	1,606,576

Lodging — 1.60%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (a)	1,096,000	1,019,494
Wynn Macau Ltd.
5.63%, 08/26/2028 (a)	812,000	703,966
		$1,723,460

Machinery — Diversified — 1.31%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028	1,440,000	1,402,200

Media — 6.60%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)	1,638,000	1,303,911
4.75%, 02/01/2032 (a)	520,000	416,000
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	1,618,000	1,430,603
DISH DBS Corp.
5.13%, 06/01/2029	184,000	102,006
5.25%, 12/01/2026 (a)	13,284	11,289
7.38%, 07/01/2028	837,000	527,385
DISH Network Corp.
11.75%, 11/15/2027 (a)	1,183,000	1,191,832
Scripps Escrow II, Inc.
5.38%, 01/15/2031 (a)	516,000	317,056
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)	1,398,000	1,245,967
UPC Holding BV
5.50%, 01/15/2028 (a)	609,000	540,488
		$7,086,537

Mining — 3.10%
Copper Mountain Mining Corp.
8.00%, 04/09/2026 (a)	989,734	999,631
Novelis Corp.
3.88%, 08/15/2031 (a)	946,000	755,461
Taseko Mines Ltd.
7.00%, 02/15/2026 (a)	1,686,000	1,574,943
		$3,330,035

Oil & Gas — 4.40%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026 (a)	1,386,000	1,375,064
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)	1,544,000	1,336,533

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
MEG Energy Corp.
7.13%, 02/01/2027 (a)	$972,000	$985,468
Southwestern Energy Co.
4.75%, 02/01/2032	1,197,000	1,027,371
		$4,724,436

Oil & Gas Services — 0.91%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	1,050,000	977,576

Packaging & Containers — 1.59%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)	156,000	145,047
8.75%, 04/15/2030 (a)	593,000	508,592
LABL, Inc.
5.88%, 11/01/2028 (a)	302,000	271,111
8.25%, 11/01/2029 (a)	485,000	395,881
9.50%, 11/01/2028 (a)	377,000	386,425
		$1,707,056

Pharmaceuticals — 3.10%
AdaptHealth LLC
5.13%, 03/01/2030 (a)	1,267,000	981,136
BellRing Brands, Inc.
7.00%, 03/15/2030 (a)	916,000	901,948
Jazz Securities DAC
4.38%, 01/15/2029 (a)	1,654,000	1,442,096
		$3,325,180

Pipelines — 6.96%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	940,000	860,652
5.75%, 03/01/2027 (a)	611,000	583,171
CNX Midstream Partners LP
4.75%, 04/15/2030 (a)	1,156,000	962,243
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	1,255,000	1,202,838
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	730,000	631,480
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	1,147,000	967,194
Kinetik Holdings LP
5.88%, 06/15/2030 (a)	1,225,000	1,148,438
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (a)	1,314,000	1,020,223
Venture Global LNG, Inc.
8.38%, 06/01/2031 (a)	96,000	94,374
		$7,470,613

REITs — 2.27%
CBL & Associates LP
0.00%, 12/15/2026 (f),(g),(h)	6,000,000	—
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (a)	888,000	789,284
3.75%, 09/15/2030 (a)	203,000	155,350

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

REITs (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029 (a)		$1,846,000	$1,491,208
			$2,435,842

Retail — 3.53%
Bath & Body Works, Inc.
5.25%, 02/01/2028		320,000	296,145
6.63%, 10/01/2030 (a)		535,000	501,568
6.75%, 07/01/2036		281,000	246,198
9.38%, 07/01/2025 (a)		30,000	31,203
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)		713,000	604,267
6.75%, 01/15/2030 (a)		488,000	397,769
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026 (a)		1,040,000	944,312
Park River Holdings, Inc.
5.63%, 02/01/2029 (a)		605,000	461,295
Patrick Industries, Inc.
4.75%, 05/01/2029 (a)		374,000	312,290
			$3,795,047

Software — 1.42%
Open Text Corp.
3.88%, 12/01/2029 (a)		1,860,000	1,528,954

Telecommunications — 0.17%
Level 3 Financing, Inc.
10.50%, 05/15/2030 (a)		180,000	181,186

Transportation — 1.07%
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027 (a)		1,216,000	1,154,835
TOTAL BONDS			$95,898,200
		Principal
SENIOR FLOATING RATE INTERESTS — 7.05%		Amount	Value

Airlines — 2.89%
AAdvantage Loyalty IP Ltd., 2021 Term Loan B
(3-month Term Secured Overnight Financing Rate + 4.75%),
10.34%, 04/20/2028		$1,287,250	$1,324,580
United Airlines, Inc., 2021 Term Loan B
(1-month Term Secured Overnight Financing Rate + 3.75%),
9.18%, 04/21/2028		1,781,541	1,781,951
			$3,106,531

Auto Parts & Equipment — 0.18%
Tenneco, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 5.00%),
10.48%-10.49%, 11/17/2028		225,000	190,519

Forest Products & Paper — 1.23%
Spectrum Group Buyer, Inc., 2022 Term Loan B
(3-month Term Secured Overnight Financing Rate + 6.50%),
11.95%, 05/19/2028		1,377,111	1,323,059

See accompanying notes.	6

Schedule of Investments
Principal Active High Yield ETF

September 30, 2023 (unaudited)
	Principal
SENIOR FLOATING RATE INTERESTS (continued)	Amount	Value

Healthcare — Products — 0.91%
Medline Borrower LP, USD Term Loan B
(1-month Term Secured Overnight Financing Rate + 3.25%),
8.68%, 10/23/2028	$980,025	$976,791

Healthcare — Services — 1.00%
Star Parent, Inc., 2023 Term Loan B
0.00%, 09/19/2030 (i)	1,100,000	1,074,183

Mining — 0.84%
Arsenal AIC Parent LLC
(3-month Term Secured Overnight Financing Rate + 4.50%),
9.88%, 08/18/2030	905,000	902,357
TOTAL SENIOR FLOATING RATE INTERESTS		$7,573,440
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —	Principal
1.40%	Amount	Value

U.S. Treasury — 1.40%
3.50%, 04/30/2028	$1,583,200	$1,508,988
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,508,988
INVESTMENT COMPANIES — 4.23%	Shares Held	Value

Money Market Funds — 4.23%
Principal Government Money Market Fund — Class R-6 5.26% (j),(k),(l)	2,664,463	$2,664,463
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (l)	1,880,497	1,880,497
TOTAL INVESTMENT COMPANIES		$4,544,960
Total Investments		$109,525,588
Other Assets and Liabilities — (1.97)%		(2,119,556)

Total Net Assets — 100.00%		$107,406,032

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $75,692,124 or 70.47% of net assets.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,622,420 or
2.44% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f) Non-income producing security.
(g)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(h) Security is defaulted.
(i)	This Senior Floating Rate Interest will settle after September 30, 2023, at which time the interest rate will be determined.
(j)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(k)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,664,463 or 2.48% of net assets.
(l) 1-day yield shown as of period end.

See accompanying notes. 7

	Schedule of Investments
	Principal Active High Yield ETF
	September 30, 2023 (unaudited)

Portfolio Summary
Sector		Percent
Consumer, Cyclical		22.23%
Consumer, Non-cyclical		15.61%
Financial		12.55%
Energy		12.26%
Basic Materials		10.47%
Industrial		9.35%
Communications		6.77%
Utilities		4.24%
Money Market Funds		4.23%
Technology		2.86%
Government		1.40%
Other Assets and Liabilities		(1.97)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	September 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$3,219,013	$3,711,865	$4,266,415	$2,664,463
	$3,219,013	$3,711,865	$4,266,415	$2,664,463

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Focused Blue Chip ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.79%		Shares Held	Value
Aerospace & Defense — 4.50%
TransDigm Group, Inc. (a)		366	$308,585
Commercial Services — 8.61%
CoStar Group, Inc. (a)		3,027	232,746
Moody's Corp.		621	196,342
S&P Global, Inc.		442	161,511
			$590,599
Diversified Financial Services — 13.39%
Charles Schwab Corp.		1,703	93,495
Mastercard, Inc., Class A		1,289	510,328
Visa, Inc., Class A		1,365	313,963
			$917,786
Healthcare — Products — 4.59%
Danaher Corp.		1,268	314,591
Insurance — 4.12%
Progressive Corp.		2,026	282,222
Internet — 24.05%
Alphabet, Inc., Class C (a)		6,336	835,402
Amazon.com, Inc. (a)		5,737	729,287
Netflix, Inc. (a)		224	84,582
			$1,649,271
Lodging — 2.62%
Hilton Worldwide Holdings, Inc.		1,198	179,916
Pharmaceuticals — 1.44%
Zoetis, Inc.		566	98,473
Private Equity — 4.51%
Brookfield Corp., Class A		9,888	309,198
REITs — 3.05%
American Tower Corp.		1,270	208,851
Retail — 1.74%
O'Reilly Automotive, Inc. (a)		131	119,061
Software — 24.21%
Adobe, Inc. (a)		619	315,628
Intuit, Inc.		482	246,273
Microsoft Corp.		2,900	915,675
Roper Technologies, Inc.		377	182,574
			$1,660,150
Transportation — 2.96%
Union Pacific Corp.		998	203,223
TOTAL COMMON STOCKS			$6,841,926
INVESTMENT COMPANIES — 0.16%		Shares Held	Value
Money Market Fund — 0.16%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)		10,641	$10,641
TOTAL INVESTMENT COMPANIES			$10,641

See accompanying notes.	9

	Schedule of Investments
	Principal Focused Blue Chip ETF
	September 30, 2023 (unaudited)

Total Investments		$6,852,567
Other Assets and Liabilities — 0.05%		3,736
Total Net Assets — 100.00%		$6,856,303

(a)	Non-income producing security.
(b)	1-day yield shown as of period end.

Portfolio Summary

Sector	Percent
Financial	25.06%
Technology	24.21%
Communications	24.06%
Consumer, Non-cyclical	14.64%
Industrial	7.46%
Consumer, Cyclical	4.36%
Money Market Fund	0.16%
Other Assets and Liabilities	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.81%		Shares Held	Value

Biotechnology — 64.60%
2seventy bio, Inc. (a),(b)		9,209	$36,099
4D Molecular Therapeutics, Inc. (a)		5,429	69,111
Aadi Bioscience, Inc. (a)		6,869	33,246
ACADIA Pharmaceuticals, Inc. (a)		21,232	442,475
Adicet Bio, Inc. (a)		9,296	12,736
ADMA Biologics, Inc. (a)		35,441	126,879
Aerovate Therapeutics, Inc. (a)		4,552	61,771
Agenus, Inc. (a)		57,432	64,898
Akero Therapeutics, Inc. (a)		6,365	321,942
Allogene Therapeutics, Inc. (a)		23,163	73,427
Allovir, Inc. (a)		18,369	39,493
Alnylam Pharmaceuticals, Inc. (a)		8,267	1,464,086
Amicus Therapeutics, Inc. (a)		37,169	451,975
AnaptysBio, Inc. (a)		4,672	83,909
Anavex Life Sciences Corp. (a),(b)		13,257	86,833
ANI Pharmaceuticals, Inc. (a)		2,892	167,909
Apellis Pharmaceuticals, Inc. (a)		14,269	542,793
Arbutus Biopharma Corp. (a),(b)		29,854	60,604
Arcellx, Inc. (a)		6,502	233,292
Arcturus Therapeutics Holdings, Inc. (a)		4,322	110,427
Arcus Biosciences, Inc. (a)		10,287	184,652
Arcutis Biotherapeutics, Inc. (a)		9,667	51,332
Arrowhead Pharmaceuticals, Inc. (a)		14,150	380,210
Atara Biotherapeutics, Inc. (a)		21,618	31,995
Atea Pharmaceuticals, Inc. (a)		19,793	59,379
Aurinia Pharmaceuticals, Inc. (a)		19,956	155,058
Avidity Biosciences, Inc. (a)		10,464	66,760
Axsome Therapeutics, Inc. (a)		5,706	398,792
Beam Therapeutics, Inc. (a)		9,774	235,065
Bio-Rad Laboratories, Inc., Class A (a)		3,604	1,291,854
BioCryst Pharmaceuticals, Inc. (a)		26,668	188,809
Biohaven Ltd. (a)		10,281	267,409
Bluebird Bio, Inc. (a)		21,994	66,862
Blueprint Medicines Corp. (a)		7,910	397,240
Bridgebio Pharma, Inc. (a)		22,108	582,988
C4 Therapeutics, Inc. (a)		13,917	25,886
Cara Therapeutics, Inc. (a)		12,807	21,516
Caribou Biosciences, Inc. (a)		14,197	67,862
Cassava Sciences, Inc. (a),(b)		6,364	105,897
Celldex Therapeutics, Inc. (a)		6,496	178,770
Cerevel Therapeutics Holdings, Inc. (a)		20,164	440,180
Chinook Therapeutics, Inc. (a),(c)		9,493	3,797
Cogent Biosciences, Inc. (a)		11,197	109,171
Crinetics Pharmaceuticals, Inc. (a)		8,250	245,355
Cullinan Oncology, Inc. (a)		7,509	67,956
Cytokinetics, Inc. (a)		12,360	364,126
Day One Biopharmaceuticals, Inc. (a)		11,054	135,633
Deciphera Pharmaceuticals, Inc. (a)		11,277	143,443
Denali Therapeutics, Inc. (a)		17,823	367,688
Design Therapeutics, Inc. (a)		11,833	27,926
Dyne Therapeutics, Inc. (a)		9,516	85,263
Edgewise Therapeutics, Inc. (a)		11,541	66,130
Editas Medicine, Inc. (a)		12,086	94,271
Emergent BioSolutions, Inc. (a)		8,300	28,220
EQRx, Inc. (a)		75,666	167,978
Erasca, Inc. (a)		29,471	58,058
Esperion Therapeutics, Inc. (a)		34,436	33,747
Evolus, Inc. (a)		10,191	93,146

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Fate Therapeutics, Inc. (a)		16,639	$35,275
FibroGen, Inc. (a)		12,359	10,665
Geron Corp. (a)		72,324	153,327
Gossamer Bio, Inc. (a),(b)		33,504	27,902
Ideaya Biosciences, Inc. (a)		7,825	211,118
IGM Biosciences, Inc. (a),(b)		6,221	51,945
Illumina, Inc. (a)		7,599	1,043,191
ImmunityBio, Inc. (a),(b)		64,285	108,642
ImmunoGen, Inc. (a)		34,589	548,927
Immunovant, Inc. (a)		17,789	682,920
Inhibrx, Inc. (a)		6,724	123,385
Inovio Pharmaceuticals, Inc. (a),(b)		61,331	23,858
Insmed, Inc. (a)		18,247	460,737
Intellia Therapeutics, Inc. (a)		11,517	364,168
Intercept Pharmaceuticals, Inc. (a)		6,798	126,035
Intra-Cellular Therapies, Inc. (a)		12,069	628,674
Ionis Pharmaceuticals, Inc. (a)		18,201	825,597
Iovance Biotherapeutics, Inc. (a)		32,158	146,319
Karuna Therapeutics, Inc. (a)		4,659	787,790
Karyopharm Therapeutics, Inc. (a),(b)		19,466	26,084
Keros Therapeutics, Inc. (a)		4,143	132,079
Kezar Life Sciences, Inc. (a)		19,058	22,679
Kiniksa Pharmaceuticals Ltd., Class A (a)		6,827	118,585
Kodiak Sciences, Inc. (a)		11,695	21,051
Krystal Biotech, Inc. (a)		3,496	405,536
Kymera Therapeutics, Inc. (a)		7,580	105,362
Ligand Pharmaceuticals, Inc. (a)		2,468	147,883
Liquidia Corp. (a)		12,024	76,232
MacroGenics, Inc. (a)		12,003	55,934
Mersana Therapeutics, Inc. (a)		18,957	24,075
Mineralys Therapeutics, Inc. (a)		7,094	67,464
Mirati Therapeutics, Inc. (a)		7,767	338,330
Myriad Genetics, Inc. (a)		11,113	178,252
Nektar Therapeutics (a)		57,793	34,421
NGM Biopharmaceuticals, Inc. (a)		15,993	17,112
Nkarta, Inc. (a)		11,294	15,699
Novavax, Inc. (a),(b)		13,964	101,099
Nurix Therapeutics, Inc. (a)		8,529	67,038
Nuvalent, Inc., Class A (a)		7,110	326,847
Phathom Pharmaceuticals, Inc. (a),(b)		7,853	81,436
Point Biopharma Global, Inc. (a)		16,600	110,722
Praxis Precision Medicines, Inc. (a)		34,652	59,255
Precigen, Inc. (a),(b)		55,832	79,281
Prime Medicine, Inc. (a),(b)		13,874	132,358
Prothena Corp. PLC (a)		6,946	335,144
PTC Therapeutics, Inc. (a)		9,524	213,433
RAPT Therapeutics, Inc. (a)		5,700	94,734
Recursion Pharmaceuticals, Inc., Class A (a)		27,596	211,109
REGENXBIO, Inc. (a)		6,872	113,113
Relay Therapeutics, Inc. (a)		17,094	143,761
Replimune Group, Inc. (a)		8,635	147,745
REVOLUTION Medicines, Inc. (a)		13,980	386,966
Rigel Pharmaceuticals, Inc. (a)		46,545	50,269
Rocket Pharmaceuticals, Inc. (a)		11,173	228,935
Sage Therapeutics, Inc. (a)		7,898	162,541
Sana Biotechnology, Inc. (a)		29,054	112,439
Sangamo Therapeutics, Inc. (a)		35,574	21,337
Sarepta Therapeutics, Inc. (a)		10,934	1,325,419

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Biotechnology (continued)
Scilex Holding Co. (a)		10,078	$14,109
Seagen, Inc. (a)		8,489	1,800,941
Seer, Inc. (a)		15,152	33,486
SpringWorks Therapeutics, Inc. (a)		8,747	202,231
Stoke Therapeutics, Inc. (a),(b)		8,460	33,332
Sutro Biopharma, Inc. (a)		13,701	47,542
Syndax Pharmaceuticals, Inc. (a)		9,719	141,120
TG Therapeutics, Inc. (a)		19,163	160,203
Theravance Biopharma, Inc. (a)		10,325	89,105
Theseus Pharmaceuticals, Inc. (a)		8,532	22,951
Travere Therapeutics, Inc. (a)		10,303	92,109
Twist Bioscience Corp. (a)		9,014	182,624
Ultragenyx Pharmaceutical, Inc. (a)		9,254	329,905
Ventyx Biosciences, Inc. (a)		7,890	274,020
Vera Therapeutics, Inc. (a)		9,636	132,110
Veracyte, Inc. (a)		10,081	225,109
Vericel Corp. (a)		6,664	223,377
Verve Therapeutics, Inc. (a)		9,310	123,451
Vir Biotechnology, Inc. (a)		17,401	163,047
Viridian Therapeutics, Inc. (a)		6,236	95,660
Xencor, Inc. (a)		8,264	166,520
Zentalis Pharmaceuticals, Inc. (a)		8,559	171,694
			$29,151,209

Chemicals — 0.06%
Codexis, Inc. (a)		13,853	26,182

Healthcare — Products — 22.13%
10X Genomics, Inc., Class A (a)		12,375	510,469
Adaptive Biotechnologies Corp. (a)		20,938	114,112
Alphatec Holdings, Inc. (a)		15,374	199,401
AngioDynamics, Inc. (a)		8,091	59,145
Artivion, Inc. (a)		6,895	104,528
AtriCure, Inc. (a)		6,384	279,619
Axogen, Inc. (a)		8,685	43,425
Axonics, Inc. (a)		6,578	369,157
Azenta, Inc. (a)		9,106	457,030
BioLife Solutions, Inc. (a)		6,627	91,519
Bionano Genomics, Inc. (a),(b)		7,632	23,125
Butterfly Network, Inc. (a),(b)		34,762	41,019
CareDx, Inc. (a)		9,906	69,342
Cerus Corp. (a)		33,432	54,160
Cutera, Inc. (a)		3,462	20,841
Exact Sciences Corp. (a)		22,118	1,508,890
Glaukos Corp. (a)		6,432	484,008
ICU Medical, Inc. (a)		3,085	367,146
Inari Medical, Inc. (a)		7,045	460,743
Inogen, Inc. (a)		4,646	24,252
Inspire Medical Systems, Inc. (a)		3,642	722,718
iRhythm Technologies, Inc. (a)		3,891	366,766
MaxCyte, Inc. (a)		18,348	57,246
MiMedx Group, Inc. (a)		21,927	159,848
NanoString Technologies, Inc. (a)		8,034	13,818
Natera, Inc. (a)		14,323	633,793
Nevro Corp. (a)		5,236	100,636
Novocure Ltd. (a)		13,304	214,860
OmniAb, Inc. (a)		21,853	113,417
OmniAb, Inc., Earnout Shares (a)		977	—
OmniAb, Inc., Earnout Shares (a)		977	—

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Healthcare — Products (continued)
Orthofix Medical, Inc. (a)		5,951	$76,530
OrthoPediatrics Corp. (a)		3,412	109,184
Pacific Biosciences of California, Inc. (a)		32,791	273,805
Paragon 28, Inc. (a)		12,347	154,955
PROCEPT BioRobotics Corp. (a)		6,218	204,013
Pulmonx Corp. (a)		6,918	71,463
Quanterix Corp. (a)		6,858	186,126
Quantum-Si, Inc. (a),(b)		33,879	56,239
RxSight, Inc. (a)		5,812	162,097
SI-BONE, Inc. (a)		5,623	119,432
Silk Road Medical, Inc. (a)		5,333	79,942
SomaLogic, Inc. (a)		33,251	79,470
Surmodics, Inc. (a)		2,939	94,312
Tactile Systems Technology, Inc. (a)		4,325	60,766
Tandem Diabetes Care, Inc. (a)		8,853	183,877
TransMedics Group, Inc. (a)		4,256	233,016
Treace Medical Concepts, Inc. (a)		8,585	112,549
Zimvie, Inc. (a)		6,804	64,026
			$9,986,835

Healthcare — Services — 0.22%
Inotiv, Inc. (a),(b)		7,668	23,618
Nano-X Imaging Ltd. (a),(b)		11,286	74,036
			$97,654

Pharmaceuticals — 12.40%
AbCellera Biologics, Inc. (a),(b)		38,695	177,997
Aclaris Therapeutics, Inc. (a)		11,443	78,385
Agios Pharmaceuticals, Inc. (a)		7,964	197,109
Alector, Inc. (a)		14,646	94,906
Alkermes PLC (a)		21,018	588,714
Amneal Pharmaceuticals, Inc. (a)		36,400	153,608
Amylyx Pharmaceuticals, Inc. (a)		8,994	164,680
Anika Therapeutics, Inc. (a)		2,908	54,176
Arvinas, Inc. (a)		7,518	147,654
Bioxcel Therapeutics, Inc. (a),(b)		4,849	12,268
Coherus Biosciences, Inc. (a)		13,326	49,839
Collegium Pharmaceutical, Inc. (a)		5,454	121,897
Elanco Animal Health, Inc. (a)		62,800	705,872
Enanta Pharmaceuticals, Inc. (a)		3,364	37,576
Fulcrum Therapeutics, Inc. (a)		18,749	83,246
Heron Therapeutics, Inc. (a),(b)		23,433	24,136
KalVista Pharmaceuticals, Inc. (a)		7,894	76,019
Kura Oncology, Inc. (a)		11,073	100,986
Lyell Immunopharma, Inc. (a)		43,451	63,873
Madrigal Pharmaceuticals, Inc. (a)		2,305	336,622
MannKind Corp. (a)		39,083	161,413
Mirum Pharmaceuticals, Inc. (a)		5,730	181,068
Morphic Holding, Inc. (a)		5,482	125,593
Ocugen, Inc. (a),(b)		61,761	24,704
Ocular Therapeutix, Inc. (a)		14,131	44,371
Perrigo Co. PLC		17,259	551,425
PMV Pharmaceuticals, Inc. (a)		11,966	73,471
Protagonist Therapeutics, Inc. (a)		8,104	135,175
Revance Therapeutics, Inc. (a)		11,005	126,227
Senseonics Holdings, Inc. (a)		106,283	64,184
Seres Therapeutics, Inc. (a)		19,137	45,546
SIGA Technologies, Inc.		14,515	76,204

See accompanying notes.

	Schedule of Investments
	Principal Healthcare Innovators ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Vaxcyte, Inc. (a)		11,830	$603,093
Xeris Biopharma Holdings, Inc. (a)		29,583	55,024
Y-mAbs Therapeutics, Inc. (a)		10,457	56,991
			$5,594,052

Software — 0.18%
Outset Medical, Inc. (a)		7,587	82,546
Transportation — 0.22%
CryoPort, Inc. (a)		7,225	99,055
TOTAL COMMON STOCKS			$45,037,533
INVESTMENT COMPANIES — 2.65%		Shares Held	Value

Money Market Funds — 2.65%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)		1,098,477	$1,098,477
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (f)		97,526	97,526
TOTAL INVESTMENT COMPANIES			$1,196,003
Total Investments			$46,233,536
Other Assets and Liabilities — (2.46)%			(1,111,585)
Total Net Assets — 100.00%			$45,121,951

(a) Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $969,035 or
2.15% of net assets.
(c)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,098,477 or 2.43% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Consumer, Non-cyclical	99.35%
Money Market Funds	2.65%
Industrial	0.22%
Technology	0.18%
Basic Materials	0.06%
Other Assets and Liabilities	(2.46)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	15

Schedule of Investments
Principal Healthcare Innovators ETF
September 30, 2023 (unaudited)

	June 30, 2023	Purchases	Sales	September 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$1,429,219	$4,485,587	$4,816,329	$1,098,477
	$1,429,219	$4,485,587	$4,816,329	$1,098,477

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 98.03%	Shares Held	Value

Advertising — 0.48%
Dentsu Group, Inc.	500	$14,722
Hakuhodo DY Holdings, Inc.	1,000	8,227
Publicis Groupe SA	383	29,058
WPP PLC	2,183	19,523
		$71,530

Aerospace & Defense — 1.31%
Airbus SE	195	26,178
BAE Systems PLC	4,150	50,523
Dassault Aviation SA	99	18,673
Elbit Systems Ltd.	12	2,385
MTU Aero Engines AG	34	6,174
Rheinmetall AG	59	15,214
Rolls-Royce Holdings PLC (a)	10,552	28,440
Safran SA	163	25,615
Singapore Technologies Engineering Ltd.	800	2,288
Thales SA	146	20,545
		$196,035

Agriculture — 0.88%
British American Tobacco PLC	1,661	52,225
Imperial Brands PLC	1,525	31,017
Japan Tobacco, Inc.	1,500	34,529
Wilmar International Ltd.	5,100	13,916
		$131,687

Airlines — 0.23%
Air Canada (a)	402	5,736
Deutsche Lufthansa AG (a)	1,309	10,388
Qantas Airways Ltd. (a)	2,831	9,429
Singapore Airlines Ltd.	2,000	9,451
		$35,004

Apparel — 1.85%
Burberry Group PLC	269	6,264
Gildan Activewear, Inc.	404	11,323
Hermes International SCA	22	40,234
Kering SA	57	26,028
LVMH Moet Hennessy Louis Vuitton SE	244	184,809
Puma SE	121	7,522
		$276,180

Auto Manufacturers — 3.52%
Bayerische Motoren Werke AG	447	45,548
Daimler Truck Holding AG	540	18,737
Ferrari NV	120	35,486
Honda Motor Co. Ltd.	4,200	47,272
Isuzu Motors Ltd.	1,200	15,100
Mazda Motor Corp.	1,500	17,029
Mercedes-Benz Group AG	570	39,707
Renault SA	365	15,002
Stellantis NV	2,639	50,807
Subaru Corp.	1,200	23,335
Toyota Motor Corp.	9,300	166,627
Volkswagen AG	39	5,142
Volvo AB, Class A	614	12,780
Volvo AB, Class B	1,291	26,658

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Manufacturers (continued)
Volvo Car AB, Class B (a)	1,444	$5,874
		$525,104

Auto Parts & Equipment — 0.27%
Cie Generale des Etablissements Michelin SCA	361	11,095
Continental AG	92	6,493
NGK Insulators Ltd.	900	11,937
Valeo SE	634	10,946
		$40,471

Banks — 10.79%
ABN AMRO Bank NV, GDR (b)	862	12,249
AIB Group PLC	2,974	13,395
ANZ Group Holdings Ltd.	1,511	24,929
Banco Bilbao Vizcaya Argentaria SA	7,231	58,943
Banco Santander SA	12,017	45,973
Bank Hapoalim BM	1,841	16,357
Bank Leumi Le-Israel BM	2,070	17,100
Bank of Ireland Group PLC	2,503	24,584
Bank of Montreal	572	48,253
Bank of Nova Scotia	581	26,042
Banque Cantonale Vaudoise	136	14,271
Barclays PLC	7,376	14,304
BNP Paribas SA	787	50,281
BOC Hong Kong Holdings Ltd.	3,500	9,587
CaixaBank SA	4,936	19,758
Canadian Imperial Bank of Commerce	467	18,027
Chiba Bank Ltd.	2,100	15,282
Commerzbank AG	1,612	18,389
Commonwealth Bank of Australia	769	49,428
Computershare Ltd.	544	9,080
Concordia Financial Group Ltd.	3,700	16,873
Credit Agricole SA	1,767	21,843
Danske Bank A/S	426	9,925
DBS Group Holdings Ltd.	1,600	39,374
Deutsche Bank AG	1,094	12,087
DNB Bank ASA	720	14,512
Erste Group Bank AG	498	17,280
FinecoBank Banca Fineco SpA	983	11,967
First International Bank Of Israel Ltd.	290	12,438
Hang Seng Bank Ltd.	695	8,649
HSBC Holdings PLC (a)	17,549	138,083
ING Groep NV	2,914	38,664
Intesa Sanpaolo SpA	6,555	16,910
Israel Discount Bank Ltd., Class A	2,678	14,456
KBC Group NV	280	17,507
Lloyds Banking Group PLC	53,580	29,006
Macquarie Group Ltd.	191	20,598
Mediobanca Banca di Credito Finanziario SpA	1,496	19,818
Mitsubishi UFJ Financial Group, Inc.	10,600	89,977
Mizrahi Tefahot Bank Ltd.	397	14,374
Mizuho Financial Group, Inc.	3,000	51,010
National Australia Bank Ltd.	1,487	27,793
National Bank of Canada	399	26,506
NatWest Group PLC	2,880	8,282
Nordea Bank Abp	1,352	14,864
Oversea-Chinese Banking Corp. Ltd.	3,300	30,924
Royal Bank of Canada	733	64,058

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Skandinaviska Enskilda Banken AB, Class A	1,766	$21,118
Societe Generale SA	889	21,660
Standard Chartered PLC	2,641	24,425
Sumitomo Mitsui Financial Group, Inc.	1,200	58,996
Svenska Handelsbanken AB, Class A	972	8,679
Swedbank AB, Class A	1,063	19,585
Toronto-Dominion Bank	797	48,017
UBS Group AG (a)	2,350	58,253
UniCredit SpA	783	18,816
United Overseas Bank Ltd.	700	14,594
Westpac Banking Corp.	1,720	23,389
		$1,611,542

Beverages — 2.03%
Anheuser-Busch InBev SA	410	22,762
Asahi Group Holdings Ltd.	600	22,444
Budweiser Brewing Co. APAC Ltd. (b)	1,900	3,751
Carlsberg A/S, Class B	73	9,224
Coca-Cola Europacific Partners PLC	479	29,928
Coca-Cola HBC AG (a)	558	15,312
Davide Campari-Milano NV	1,258	14,850
Diageo PLC	974	36,055
Endeavour Group Ltd.	2,007	6,800
Heineken Holding NV	202	15,249
Heineken NV	390	34,413
JDE Peet's NV	647	18,072
Kirin Holdings Co. Ltd.	1,400	19,608
Pernod Ricard SA	183	30,540
Remy Cointreau SA	36	4,402
Suntory Beverage & Food Ltd.	400	12,179
Treasury Wine Estates Ltd.	946	7,499
		$303,088

Biotechnology — 0.60%
Argenx SE (a)	12	5,844
Argenx SE (a)	24	11,687
Bachem Holding AG, Class B	66	4,903
CSL Ltd.	204	32,895
Genmab A/S (a)	74	26,308
Swedish Orphan Biovitrum AB (a)	361	7,382
		$89,019

Building Materials — 1.52%
AGC, Inc.	400	14,036
Cie de Saint-Gobain SA	665	39,991
Daikin Industries Ltd.	200	31,417
Geberit AG	20	10,029
Heidelberg Materials AG	222	17,256
Holcim AG (a)	754	48,419
Investment AB Latour, Class B	314	5,540
James Hardie Industries PLC, CDI (a)	369	9,677
Kingspan Group PLC	120	9,003
Nibe Industrier AB, Class B	1,735	11,402
Sika AG	59	15,025
West Fraser Timber Co. Ltd.	82	5,953
Xinyi Glass Holdings Ltd.	7,000	9,064
		$226,812

See accompanying notes.

	Schedule of Investments
	Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals — 2.52%
Air Liquide SA	220	$37,178
Arkema SA	145	14,343
BASF SE	690	31,332
Brenntag SE	226	17,557
Chr Hansen Holding A/S	90	5,516
Clariant AG (a)	497	7,873
Croda International PLC	104	6,237
EMS-Chemie Holding AG	3	2,042
Evonik Industries AG	311	5,697
Givaudan SA	5	16,354
ICL Group Ltd.	1,923	10,623
Johnson Matthey PLC	505	10,031
Nippon Sanso Holdings Corp.	600	14,233
Nissan Chemical Corp.	400	17,021
Nitto Denko Corp.	300	19,689
Novozymes A/S, Class B	150	6,054
Nutrien Ltd.	435	26,864
OCI NV (a)	432	12,053
Shin-Etsu Chemical Co. Ltd.	1,600	46,499
Solvay SA	199	22,060
Sumitomo Chemical Co. Ltd.	3,800	10,349
Symrise AG	27	2,578
Tosoh Corp.	900	11,551
Umicore SA	441	10,467
Yara International ASA	341	12,921
		$377,122

Coal — 0.08%
Teck Resources Ltd., Class B	271	11,664

Commercial Services — 2.45%
Adecco Group AG	191	7,879
Adyen NV (a),(b)	9	6,715
Amadeus IT Group SA	394	23,860
Ashtead Group PLC	395	24,107
Brambles Ltd.	2,124	19,556
Bureau Veritas SA	82	2,038
Edenred SE	357	22,375
Element Fleet Management Corp.	1,096	15,727
Experian PLC	412	13,527
IDP Education Ltd.	353	4,852
Intertek Group PLC	351	17,610
Persol Holdings Co. Ltd.	6,000	9,772
Randstad NV	222	12,294
RB Global, Inc.	147	9,204
Recruit Holdings Co. Ltd.	1,300	40,094
RELX PLC	1,555	52,649
Rentokil Initial PLC	1,437	10,698
Secom Co. Ltd.	400	27,141
Securitas AB, Class B	778	6,171
SGS SA	25	2,104
TOPPAN, Inc.	700	16,746
Transurban Group	1,811	14,776
Worldline SA (a),(b)	192	5,410
		$365,305

Computers — 1.27%
Bechtle AG	139	6,501

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
Capgemini SE	145	$25,417
CGI, Inc. (a)	371	36,569
Check Point Software Technologies Ltd. (a)	90	11,995
Logitech International SA	138	9,540
NEC Corp.	500	27,640
Nomura Research Institute Ltd.	800	20,841
NTT Data Corp.	1,200	16,096
Otsuka Corp.	300	12,712
SCSK Corp.	700	12,221
Teleperformance SE	76	9,594
		$189,126

Cosmetics & Personal Care — 1.58%
Beiersdorf AG	86	11,106
Essity AB, Class B	420	9,069
Haleon PLC	3,602	14,980
L'Oreal SA	177	73,581
Unilever PLC	2,554	126,577
		$235,313

Distribution/Wholesale — 1.92%
Bunzl PLC	537	19,171
D'ieteren Group	31	5,241
IMCD NV	50	6,343
ITOCHU Corp.	1,400	50,645
Marubeni Corp.	2,000	31,210
Mitsubishi Corp.	1,100	52,468
Mitsui & Co. Ltd.	1,300	47,175
Sumitomo Corp.	1,700	33,945
Toromont Industries Ltd.	128	10,425
Toyota Tsusho Corp.	500	29,427
		$286,050

Diversified Financial Services — 1.59%
abrdn PLC	2,329	4,426
AerCap Holdings NV (a)	129	8,084
Amundi SA (b)	200	11,281
ASX Ltd.	53	1,946
Brookfield Asset Management Ltd., Class A	287	9,564
Deutsche Boerse AG	178	30,807
Euronext NV (b)	188	13,118
Futu Holdings Ltd., ADR (a)	230	13,296
IGM Financial, Inc.	239	6,062
Julius Baer Group Ltd.	255	16,397
London Stock Exchange Group PLC	50	5,023
Mitsubishi HC Capital, Inc.	2,600	17,329
Nomura Holdings, Inc.	5,800	23,252
ORIX Corp.	1,600	29,904
SBI Holdings, Inc.	700	14,746
Schroders PLC	1,214	6,031
Singapore Exchange Ltd.	1,400	9,985
TMX Group Ltd.	735	15,796
		$237,047

Electric — 2.60%
BKW AG	134	23,642
Brookfield Renewable Corp., Class A	452	10,819
CLP Holdings Ltd.	528	3,907

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
E.ON SE	2,300	$27,235
EDP - Energias de Portugal SA	2,218	9,230
Elia Group SA	64	6,269
Emera, Inc.	287	10,020
Endesa SA	1,105	22,518
Enel SpA	4,086	25,142
Engie SA	1,922	29,526
Fortis, Inc.	356	13,522
Hydro One Ltd. (b)	614	15,632
Iberdrola SA	4,839	54,204
Mercury NZ Ltd.	1,870	6,837
Meridian Energy Ltd.	2,425	7,471
National Grid PLC	1,826	21,833
Northland Power, Inc.	634	10,325
Origin Energy Ltd.	2,814	15,885
Orsted A/S (b)	127	6,933
Power Assets Holdings Ltd.	500	2,420
Redeia Corp. SA	546	8,598
RWE AG	691	25,679
SSE PLC	686	13,476
Terna - Rete Elettrica Nazionale	1,357	10,226
Verbund AG	86	7,006
		$388,355

Electrical Components & Equipment — 1.06%
ABB Ltd.	1,354	48,518
Legrand SA	291	26,859
Prysmian SpA	603	24,321
Schneider Electric SE	350	58,089
		$157,787

Electronics — 0.83%
Assa Abloy AB, Class B	499	10,879
Halma PLC	293	6,930
Hirose Electric Co. Ltd.	100	11,590
Hoya Corp.	300	30,765
Ibiden Co. Ltd.	300	15,988
Murata Manufacturing Co. Ltd.	300	5,488
Shimadzu Corp.	445	11,828
TDK Corp.	700	25,960
Venture Corp. Ltd.	573	5,185
		$124,613

Energy — Alternate Sources — 0.12%
Corp. ACCIONA Energias Renovables SA	335	8,642
Vestas Wind Systems A/S (a)	418	8,980
		$17,622

Engineering & Construction — 1.74%
Acciona SA	45	5,742
ACS Actividades de Construccion y Servicios SA	542	19,523
Aena SME SA (b)	52	7,840
Auckland International Airport Ltd.	1,593	7,552
Bouygues SA	481	16,853
Cellnex Telecom SA (a),(b)	279	9,725
CK Infrastructure Holdings Ltd.	500	2,366
Eiffage SA	238	22,656
Ferrovial SE	399	12,221

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
Infrastrutture Wireless Italiane SpA (b)	964	$11,481
Kajima Corp.	1,400	22,798
Keppel Corp. Ltd.	3,900	19,400
Skanska AB, Class B	411	6,771
Vinci SA	631	70,062
WSP Global, Inc.	172	24,276
		$259,266

Entertainment — 0.88%
Aristocrat Leisure Ltd.	476	12,502
Evolution AB (b)	173	17,519
Flutter Entertainment PLC (a)	149	24,402
Genting Singapore Ltd.	10,000	6,182
La Francaise des Jeux SAEM (b)	359	11,690
Lottery Corp. Ltd.	2,538	7,702
Oriental Land Co. Ltd.	900	29,564
Universal Music Group NV	830	21,701
		$131,262

Environmental Control — 0.06%
GFL Environmental, Inc.	281	8,923

Food — 4.44%
Barry Callebaut AG	5	7,964
Carrefour SA	436	7,507
Chocoladefabriken Lindt & Spruengli AG	1	11,132
CK Hutchison Holdings Ltd.	2,000	10,701
Coles Group Ltd.	1,045	10,454
Danone SA	332	18,344
Empire Co. Ltd., Class A	616	16,758
George Weston Ltd.	204	22,624
J Sainsbury PLC	6,816	21,023
Jeronimo Martins SGPS SA	736	16,543
Kerry Group PLC, Class A	31	2,595
Kesko Oyj, Class B	752	13,492
Koninklijke Ahold Delhaize NV	1,418	42,757
Loblaw Cos. Ltd.	253	21,495
Metro, Inc.	395	20,514
Mowi ASA	841	14,903
Nestle SA	2,424	274,721
Orkla ASA	2,151	16,083
Salmar ASA	146	7,417
Saputo, Inc.	325	6,796
Seven & i Holdings Co. Ltd.	900	35,262
Tesco PLC	4,829	15,566
WH Group Ltd. (b)	36,500	19,157
Woolworths Group Ltd.	1,233	29,586
		$663,394

Food Service — 0.43%
Compass Group PLC	1,537	37,506
Sodexo SA (a)	255	26,291
		$63,797

Forest Products & Paper — 0.48%
Holmen AB, Class B	311	12,121
Mondi PLC	1,053	17,633
Oji Holdings Corp.	3,500	14,732

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Forest Products & Paper (continued)
Smurfit Kappa Group PLC	434	$14,481
UPM-Kymmene Oyj	366	12,564
		$71,531

Gas — 0.55%
AltaGas Ltd.	903	17,319
Canadian Utilities Ltd., Class A	512	10,819
Enagas SA	456	7,559
Hong Kong & China Gas Co. Ltd.	3,250	2,266
Naturgy Energy Group SA	503	13,699
Snam SpA	2,060	9,690
Tokyo Gas Co. Ltd.	900	20,422
		$81,774

Hand/Machine Tools — 0.26%
Fuji Electric Co. Ltd.	400	18,057
Schindler Holding AG	31	6,198
Schindler Holding AG	28	5,408
Techtronic Industries Co. Ltd.	1,000	9,705
		$39,368

Healthcare — Products — 1.08%
Alcon, Inc.	68	5,270
Carl Zeiss Meditec AG	48	4,203
Cochlear Ltd.	115	18,878
Coloplast A/S, Class B	96	10,174
Demant A/S (a)	175	7,259
DiaSorin SpA	54	4,934
EBOS Group Ltd.	487	9,982
EssilorLuxottica SA	146	25,494
Fisher & Paykel Healthcare Corp. Ltd., Class C	448	5,794
Lifco AB, Class B	343	6,026
Olympus Corp.	1,600	20,787
QIAGEN NV (a)	230	9,306
Sartorius Stedim Biotech	23	5,496
Siemens Healthineers AG (b)	174	8,830
Smith & Nephew PLC	197	2,459
Sonova Holding AG	34	8,086
Straumann Holding AG	69	8,835
		$161,813

Healthcare — Services — 0.55%
BioMerieux	129	12,523
Eurofins Scientific SE	118	6,674
Fresenius Medical Care AG & Co. KGaA	192	8,290
Fresenius SE & Co. KGaA	318	9,905
Lonza Group AG	29	13,484
Medibank Pvt Ltd.	7,106	15,717
Ramsay Health Care Ltd.	53	1,767
Sonic Healthcare Ltd.	713	13,661
		$82,021

Holding Companies — Diversified — 0.21%
Jardine Matheson Holdings Ltd.	383	17,779
Swire Pacific Ltd., Class A	2,000	13,498
		$31,277

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.69%
Barratt Developments PLC	1,216	$6,544
Berkeley Group Holdings PLC	118	5,913
Daiwa House Industry Co. Ltd.	900	24,180
Iida Group Holdings Co. Ltd.	700	11,647
Open House Group Co. Ltd.	300	10,186
Persimmon PLC	436	5,732
Sekisui Chemical Co. Ltd.	900	12,967
Sekisui House Ltd.	1,000	19,921
Taylor Wimpey PLC	4,706	6,735
		$103,825

Home Furnishings — 0.67%
Rational AG	8	5,075
SEB SA	56	5,249
Sony Group Corp.	1,100	90,096
		$100,420

Household Products/Wares — 0.34%
Henkel AG & Co. KGaA	127	8,019
Reckitt Benckiser Group PLC	598	42,274
		$50,293

Insurance — 4.85%
Aegon NV	1,743	8,444
Ageas SA	220	9,078
AIA Group Ltd.	10,400	84,797
Allianz SE	305	72,780
Assicurazioni Generali SpA	1,269	25,981
AXA SA	1,568	46,716
Baloise Holding AG	62	9,002
Fairfax Financial Holdings Ltd.	32	26,122
Gjensidige Forsikring ASA	92	1,355
Great-West Lifeco, Inc.	892	25,520
Hannover Rueck SE	141	30,992
iA Financial Corp., Inc.	249	15,619
Insurance Australia Group Ltd.	2,886	10,540
Intact Financial Corp.	270	39,363
Japan Post Holdings Co. Ltd.	3,100	24,841
Manulife Financial Corp.	2,578	47,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	69	26,926
NN Group NV	288	9,269
Phoenix Group Holdings PLC	298	1,753
Power Corp. of Canada	486	12,373
Prudential PLC	1,166	12,644
QBE Insurance Group Ltd.	1,862	18,808
Sampo Oyj, Class A	787	34,098
Sun Life Financial, Inc.	361	17,613
Suncorp Group Ltd.	2,256	20,263
Swiss Life Holding AG	23	14,363
Swiss Re AG	306	31,531
Tokio Marine Holdings, Inc.	1,600	37,098
Tryg A/S	106	1,944
Zurich Insurance Group AG	17	7,802
		$724,744

Internet — 1.06%
Adevinta ASA (a)	781	7,732
Auto Trader Group PLC (b)	1,276	9,615

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Delivery Hero SE (a),(b)	183	$5,257
Prosus NV (a)	1,235	36,455
Scout24 SE (b)	105	7,289
SEEK Ltd.	406	5,761
Shopify, Inc., Class A (a)	1,040	56,768
United Internet AG	609	13,045
Wix.com Ltd. (a)	61	5,600
ZOZO, Inc.	600	11,011
		$158,533

Investment Companies — 0.33%
EXOR NV	30	2,662
Groupe Bruxelles Lambert NV	29	2,164
Industrivarden AB, Class A	209	5,525
Industrivarden AB, Class C	215	5,679
Washington H Soul Pattinson & Co. Ltd.	1,109	23,238
Wendel SE	125	9,918
		$49,186

Iron & Steel — 0.83%
ArcelorMittal SA	327	8,220
BlueScope Steel Ltd.	530	6,624
Fortescue Metals Group Ltd.	2,495	33,559
JFE Holdings, Inc.	1,400	20,526
Mineral Resources Ltd.	279	12,132
Nippon Steel Corp.	1,200	28,145
voestalpine AG	561	15,326
		$124,532

Leisure Time — 0.35%
BRP, Inc.	233	17,636
Shimano, Inc.	100	13,494
Yamaha Motor Co. Ltd.	800	21,044
		$52,174

Lodging — 0.40%
Accor SA	215	7,260
City Developments Ltd.	2,300	11,121
Galaxy Entertainment Group Ltd.	1,000	6,021
InterContinental Hotels Group PLC	161	11,932
Sands China Ltd. (a)	2,000	6,130
Whitbread PLC	418	17,666
		$60,130

Machinery — Construction & Mining — 1.22%
Epiroc AB, Class A	465	8,853
Epiroc AB, Class B	428	6,863
Hitachi Construction Machinery Co. Ltd.	600	18,252
Hitachi Ltd.	900	55,858
Komatsu Ltd.	1,300	35,171
Metso Oyj	1,448	15,239
Mitsubishi Heavy Industries Ltd.	500	27,924
Sandvik AB	502	9,263
Siemens Energy AG (a)	377	4,934
		$182,357

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified — 1.11%
Atlas Copco AB, Class A	1,170	$15,769
Atlas Copco AB, Class B	1,738	20,393
CNH Industrial NV	1,305	15,922
FANUC Corp.	200	5,210
GEA Group AG	358	13,232
Keyence Corp.	200	74,277
Kone Oyj, Class B	175	7,386
Spirax-Sarco Engineering PLC	57	6,625
Wartsila Oyj Abp	636	7,232
		$166,046

Media — 0.71%
Bollore SE	2,414	12,991
Informa PLC	1,276	11,683
Pearson PLC	1,508	15,978
Quebecor, Inc., Class B	895	19,182
Thomson Reuters Corp.	106	12,967
Vivendi SE	222	1,947
Wolters Kluwer NV	255	30,909
		$105,657

Metal Fabrication & Hardware — 0.25%
SKF AB, Class B	366	6,102
Tenaris SA	1,452	23,004
VAT Group AG (b)	23	8,267
		$37,373

Mining — 2.48%
Anglo American PLC	506	13,987
Antofagasta PLC	387	6,747
BHP Group Ltd.	4,451	126,633
Boliden AB (a)	426	12,261
First Quantum Minerals Ltd.	445	10,514
Franco-Nevada Corp.	117	15,620
Glencore PLC	7,413	42,501
IGO Ltd.	803	6,536
Lundin Mining Corp.	1,089	8,122
Norsk Hydro ASA	2,259	14,192
Northern Star Resources Ltd.	931	6,261
Pilbara Minerals Ltd.	8,277	22,883
Rio Tinto Ltd.	329	24,019
Rio Tinto PLC	380	23,989
South32 Ltd.	6,286	13,701
Sumitomo Metal Mining Co. Ltd.	500	14,718
Wheaton Precious Metals Corp.	205	8,319
		$371,003

Miscellaneous Manufacturers — 0.57%
Alfa Laval AB	210	7,223
Alstom SA	256	6,117
Indutrade AB	337	6,252
Knorr-Bremse AG	95	6,045
Orica Ltd.	848	8,500
Siemens AG	298	42,741
Smiths Group PLC	428	8,457
		$85,335

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Office & Business Equipment — 0.21%
Ricoh Co. Ltd.	1,700	$14,681
Seiko Epson Corp.	1,100	17,294
		$31,975

Oil & Gas — 6.46%
Aker BP ASA	623	17,240
Ampol Ltd.	1,042	22,644
ARC Resources Ltd.	1,317	21,022
BP PLC	15,906	103,128
Canadian Natural Resources Ltd.	807	52,190
Cenovus Energy, Inc.	1,399	29,128
DCC PLC	162	9,110
Eni SpA	3,104	50,066
Equinor ASA	899	29,512
Galp Energia SGPS SA	1,182	17,545
Idemitsu Kosan Co. Ltd.	600	13,804
Imperial Oil Ltd.	343	21,127
Inpex Corp.	1,700	25,664
Neste Oyj	213	7,235
OMV AG	462	22,136
Parkland Corp.	575	16,819
Repsol SA	2,129	35,046
Santos Ltd.	3,992	20,277
Shell PLC	6,211	197,484
Suncor Energy, Inc.	1,056	36,316
TotalEnergies SE	2,186	144,008
Tourmaline Oil Corp.	420	21,135
Woodside Energy Group Ltd.	2,215	51,967
		$964,603

Oil & Gas Services — 0.05%
Seatrium Ltd. (a)	71,127	6,972

Packaging & Containers — 0.19%
CCL Industries, Inc., Class B	508	21,322
Stora Enso Oyj, Class R	550	6,914
		$28,236

Pharmaceuticals — 7.83%
Amplifon SpA	205	6,095
Astellas Pharma, Inc.	100	1,388
AstraZeneca PLC	1,363	184,626
Bayer AG	698	33,540
Chugai Pharmaceutical Co. Ltd.	1,000	30,942
Daiichi Sankyo Co. Ltd.	1,500	41,214
GSK PLC	3,224	58,689
Hikma Pharmaceuticals PLC	395	10,063
Ipsen SA	162	21,272
Merck KGaA	62	10,367
Nippon Shinyaku Co. Ltd.	300	12,706
Novartis AG	976	100,090
Novo Nordisk A/S, Class B	2,916	266,160
Ono Pharmaceutical Co. Ltd.	800	15,353
Orion Oyj, Class B	317	12,474
Recordati Industria Chimica e Farmaceutica SpA	200	9,454
Roche Holding AG	619	169,365
Roche Holding AG	33	9,712
Sanofi	866	92,913

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Shionogi & Co. Ltd.	500	$22,370
Takeda Pharmaceutical Co. Ltd.	1,300	40,373
Teva Pharmaceutical Industries Ltd., ADR (a)	1,765	18,003
UCB SA	30	2,459
		$1,169,628

Pipelines — 0.31%
APA Group	1,454	7,759
Enbridge, Inc.	245	8,126
Keyera Corp.	99	2,325
Pembina Pipeline Corp.	765	23,002
TC Energy Corp.	131	4,505
		$45,717

Private Equity — 0.50%
3i Group PLC	1,019	25,773
Brookfield Corp.	553	17,291
CapitaLand Investment Ltd.	5,800	13,153
EQT AB	368	7,306
Eurazeo SE	181	10,802
		$74,325

Real Estate — 1.24%
Aroundtown SA (a)	3,471	7,237
CK Asset Holdings Ltd.	2,000	10,535
Fastighets AB Balder, Class B (a)	3,090	13,943
FirstService Corp.	111	16,145
Hang Lung Properties Ltd.	3,000	4,107
Henderson Land Development Co. Ltd.	1,000	2,637
Hongkong Land Holdings Ltd.	516	1,842
Hulic Co. Ltd.	1,600	14,358
LEG Immobilien SE (a)	114	7,875
Mitsui Fudosan Co. Ltd.	1,400	30,859
Nomura Real Estate Holdings, Inc.	600	15,068
REA Group Ltd.	74	7,342
Sagax AB, Class B	299	5,706
Sino Land Co. Ltd.	6,000	6,766
Sun Hung Kai Properties Ltd.	1,000	10,701
Swire Properties Ltd.	5,200	10,850
Swiss Prime Site AG	26	2,385
UOL Group Ltd.	2,800	13,150
Wharf Real Estate Investment Co. Ltd.	1,000	3,863
		$185,369

REITs — 1.07%
British Land Co. PLC	2,793	10,799
Canadian Apartment Properties	70	2,323
CapitaLand Ascendas	7,600	15,289
CapitaLand Integrated Commercial Trust	6,517	8,820
Dexus	1,711	8,031
Gecina SA	57	5,830
Goodman Group	879	12,122
GPT Group	728	1,825
Klepierre SA (a)	857	21,048
Land Securities Group PLC	932	6,707
Link	1,540	7,552
Mapletree Logistics Trust	6,200	7,620
Mapletree Pan Asia Commercial Trust	6,100	6,381

See accompanying notes.

	Schedule of Investments
Principal International Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Mirvac Group	6,229	$8,530
RioCan Real Estate Investment Trust	144	1,916
Scentre Group	1,313	2,077
Stockland	6,329	15,951
Vicinity Ltd.	6,239	6,799
Warehouses De Pauw CVA	441	10,929
		$160,549

Retail — 3.01%
Alimentation Couche-Tard, Inc.	756	38,394
Associated British Foods PLC	695	17,536
Canadian Tire Corp. Ltd., Class A	129	13,871
Cie Financiere Richemont SA, Class A	170	20,801
Dollarama, Inc.	361	24,872
Fast Retailing Co. Ltd.	200	43,616
H & M Hennes & Mauritz AB, Class B	650	9,249
Industria de Diseno Textil SA	880	32,833
Jardine Cycle & Carriage Ltd.	900	21,022
JD Sports Fashion PLC	9,607	17,547
Kingfisher PLC	4,070	11,089
MatsukiyoCocokara & Co.	900	16,143
Moncler SpA	257	14,966
Next PLC	286	25,459
Pan Pacific International Holdings Corp.	900	18,898
Pandora A/S	240	24,890
Reece Ltd.	555	6,648
Restaurant Brands International, Inc.	379	25,239
Swatch Group AG	193	9,456
Swatch Group AG	46	11,830
USS Co. Ltd.	800	13,236
Welcia Holdings Co. Ltd.	600	10,373
Wesfarmers Ltd.	617	20,970
		$448,938

Semiconductors — 3.23%
Advantest Corp.	1,200	33,574
ASM International NV	55	23,114
ASML Holding NV	355	209,844
Disco Corp.	200	36,911
Hamamatsu Photonics KK	300	12,645
Infineon Technologies AG	948	31,426
Renesas Electronics Corp. (a)	1,700	26,000
Rohm Co. Ltd.	800	15,080
STMicroelectronics NV	553	23,962
SUMCO Corp.	1,100	14,346
Tokyo Electron Ltd.	400	54,711
Tower Semiconductor Ltd. (a)	48	1,173
		$482,786

Shipbuilding — 0.08%
Kongsberg Gruppen ASA	302	12,456

Software — 1.44%
Constellation Software, Inc.	19	39,225
Constellation Software, Inc. – Warrants (c)	19	—
Dassault Systemes SE	299	11,157
Descartes Systems Group, Inc. (a)	200	14,679
Nemetschek SE	100	6,119

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Open Text Corp.	267	$9,371
Oracle Corp. Japan	200	14,856
Sage Group PLC	1,051	12,682
SAP SE	541	70,250
Square Enix Holdings Co. Ltd.	300	10,289
TIS, Inc.	600	13,221
WiseTech Global Ltd.	316	13,216
		$215,065

Telecommunications — 3.56%
BCE, Inc.	197	7,520
Bezeq The Israeli Telecommunication Corp. Ltd.	9,694	13,648
BT Group PLC	4,903	6,981
Deutsche Telekom AG	3,588	75,368
Elisa Oyj	277	12,854
Hikari Tsushin, Inc.	100	15,240
HKT Trust & HKT Ltd.	7,000	7,312
KDDI Corp.	1,400	42,879
Koninklijke KPN NV	5,323	17,553
Nice Ltd. (a)	79	13,361
Nippon Telegraph & Telephone Corp.	35,000	41,361
Nokia Oyj	5,134	19,367
Orange SA	3,163	36,317
Rogers Communications, Inc., Class B	53	2,035
Singapore Telecommunications Ltd.	1,600	2,832
SoftBank Corp.	3,500	39,593
SoftBank Group Corp.	1,100	46,631
Spark New Zealand Ltd.	7,430	21,420
Swisscom AG	20	11,891
Tele2 AB, Class B	911	6,977
Telecom Italia SpA (a)	18,290	5,726
Telefonaktiebolaget LM Ericsson, Class B	1,725	8,420
Telefonica Deutschland Holding AG	4,435	7,948
Telefonica SA	6,054	24,757
Telenor ASA	832	9,450
Telia Co. AB	857	1,770
Telstra Group Ltd.	6,516	16,129
TELUS Corp.	131	2,139
Vodafone Group PLC	15,477	14,506
		$531,985

Toys, Games & Hobbies — 0.42%
Bandai Namco Holdings, Inc.	1,000	20,356
Nintendo Co. Ltd.	1,000	41,689
		$62,045

Transportation — 2.23%
AP Moller - Maersk A/S, Class A	6	10,657
AP Moller - Maersk A/S, Class B	7	12,637
Aurizon Holdings Ltd.	3,688	8,276
Canadian National Railway Co.	270	29,239
Canadian Pacific Kansas City Ltd.	94	6,987
Deutsche Post AG	763	31,086
DSV A/S	228	42,630
Getlink SE	587	9,377
Kintetsu Group Holdings Co. Ltd.	500	14,180
Kuehne & Nagel International AG	68	19,389
Mitsui OSK Lines Ltd.	800	22,002

See accompanying notes.

		Schedule of Investments
Principal International Adaptive Multi-Factor ETF
		September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Transportation (continued)
MTR Corp. Ltd.		500	$1,979
NIPPON EXPRESS HOLDINGS, Inc.		300	15,665
Nippon Yusen KK		900	23,403
Poste Italiane SpA (b)		2,093	22,058
SG Holdings Co. Ltd.		1,100	14,096
SITC International Holdings Co. Ltd.		6,000	10,083
TFI International, Inc.		200	25,686
Yamato Holdings Co. Ltd.		800	13,035
			$332,465

Water — 0.16%
Severn Trent PLC		70	2,020
United Utilities Group PLC		183	2,117
Veolia Environnement SA		690	20,010
			$24,147
TOTAL COMMON STOCKS			$14,639,771
PREFERRED STOCKS — 0.40%		Shares Held	Value
Auto Manufacturers — 0.25%
Bayerische Motoren Werke AG
9.70%		224	$20,911
Porsche Automobil Holding SE
5.50%		128	6,313
Volkswagen AG
25.58%(d)		89	10,251
			$37,475

Electronics — 0.08%
Sartorius AG
0.45%		35	11,908
Household Products/Wares — 0.07%
Henkel AG & Co. KGaA
2.75%		148	10,556
TOTAL PREFERRED STOCKS			$59,939
INVESTMENT COMPANIES — 0.89%		Shares Held	Value
Money Market Fund — 0.89%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30	% (d)	132,644	$132,644
TOTAL INVESTMENT COMPANIES			$132,644
Total Investments			$14,832,354
Other Assets and Liabilities — 0.68%			101,566
Total Net Assets — 100.00%			$14,933,920

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $213,817 or 1.43% of net assets.
(c)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(d) 1-day yield shown as of period end.

See accompanying notes.		32

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

Portfolio Summary
Location	Percent
Japan	20.78%
United Kingdom	12.08%
France	10.53%
Canada	9.79%
Switzerland	7.59%
Germany	6.45%
Australia	6.42%
Netherlands	4.35%
Denmark	3.01%
Spain	2.75%
Sweden	2.31%
Italy	2.26%
Hong Kong	2.06%
Singapore	1.73%
Finland	1.10%
Norway	1.06%
Israel	1.01%
United States	0.96%
Ireland	0.86%
Belgium	0.73%
Austria	0.41%
New Zealand	0.33%
Luxembourg	0.30%
Portugal	0.29%
Jordan	0.07%
Chile	0.05%
Mongolia	0.04%
Other Assets and Liabilities	0.68%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS — 89.26%	Amount	Value

Aerospace & Defense — 3.41%
Boeing Co.
3.25%, 02/01/2028	$600,000	$541,070
5.71%, 05/01/2040	523,000	482,521
Lockheed Martin Corp.
5.70%, 11/15/2054	260,000	259,350
RTX Corp.
4.13%, 11/16/2028	998,000	930,591
		$2,213,532

Airlines — 3.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (a)	927,262	881,217
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 04/07/2030	1,327,024	1,139,532
		$2,020,749

Auto Manufacturers — 0.50%
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028 (a)	335,000	324,526

Banks — 16.55%
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%, 06/14/2029 (b)	1,189,000	995,353
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%, 09/21/2036 (b)	1,056,000	768,428
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%, 10/24/2051 (b)	586,000	344,445
(6-month Secured Overnight Financing Rate + 1.99%),
6.20%, 11/10/2028 (b)	598,000	600,701
Bank of New York Mellon Corp.
(6-month Secured Overnight Financing Rate + 1.61%),
4.97%, 04/26/2034 (b)	516,000	475,798
Canadian Imperial Bank of Commerce
6.09%, 10/03/2033	508,000	504,629
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 1.55%),
5.61%, 09/29/2026 (b)	1,121,000	1,109,602
JPMorgan Chase & Co.
(3-month Term Secured Overnight Financing Rate + 0.70%),
1.04%, 02/04/2027 (b)	1,447,000	1,287,763
Morgan Stanley
(6-month Secured Overnight Financing Rate + 1.43%),
2.80%, 01/25/2052 (b)	923,000	537,344
3.59%, 07/22/2028	524,000	478,087
5.00%, 11/24/2025	458,000	448,902
State Street Corp.
(6-month Secured Overnight Financing Rate + 1.57%),
4.82%, 01/26/2034 (b)	137,000	124,916
(6-month Secured Overnight Financing Rate + 1.89%),
5.16%, 05/18/2034 (b)	320,000	297,605
Truist Financial Corp.
(6-month Secured Overnight Financing Rate + 1.63%),
5.90%, 10/28/2026 (b)	310,000	306,579
UBS Group AG
(1-year Treasury Constant Maturity Rate + 1.75%),
4.75%, 05/12/2028 (a),(b)	1,126,000	1,063,906

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39%, 06/02/2028 (b)	$1,578,000	$1,383,857
		$10,727,915

Beverages — 3.83%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	726,000	645,927
4.38%, 04/15/2038	789,000	684,006
Constellation Brands, Inc.
4.75%, 05/09/2032	578,000	535,443
PepsiCo, Inc.
3.90%, 07/18/2032	175,000	159,461
4.20%, 07/18/2052	350,000	289,168
4.45%, 02/15/2033 (c)	180,000	172,475
		$2,486,480

Biotechnology — 0.87%
Amgen, Inc.
5.25%, 03/02/2030	246,000	240,339
5.60%, 03/02/2043	348,000	323,529
		$563,868

Commercial Services — 1.14%
CoStar Group, Inc.
2.80%, 07/15/2030 (a)	917,000	738,867

Computers — 0.73%
Apple, Inc.
3.95%, 08/08/2052	603,000	472,894

Diversified Financial Services — 1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	459,000	393,583
3.85%, 10/29/2041	790	560
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051 (a)	514,342	282,621
		$676,764

Electric — 11.42%
Commonwealth Edison Co.
4.00%, 03/01/2049	661,000	495,773
Duke Energy Carolinas LLC
3.75%, 06/01/2045	516,000	370,564
Entergy Louisiana LLC
4.95%, 01/15/2045	516,000	431,191
FirstEnergy Corp.
5.10%, 07/15/2047	388,000	329,279
Florida Power & Light Co.
3.95%, 03/01/2048	388,000	296,013
ITC Holdings Corp.
3.65%, 06/15/2024	548,000	538,695
Kentucky Utilities Co.
4.38%, 10/01/2045	335,000	259,327
Louisville Gas & Electric Co.
5.45%, 04/15/2033	190,000	186,078

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
MidAmerican Energy Co.
4.40%, 10/15/2044		$516,000	$417,252
Monongahela Power Co.
3.55%, 05/15/2027 (a)		404,000	373,604
Northern States Power Co.
5.10%, 05/15/2053		283,000	253,206
NRG Energy, Inc.
2.00%, 12/02/2025 (a)		522,000	472,376
Pacific Gas & Electric Co.
1.70%, 11/15/2023		794,000	789,568
2.95%, 03/01/2026		994,000	915,509
WEC Energy Group, Inc.
1.38%, 10/15/2027		1,051,000	890,530
5.00%, 09/27/2025		391,000	385,269
			$7,404,234

Environmental Control — 1.57%
Waste Connections, Inc.
4.20%, 01/15/2033		727,000	649,318
Waste Management, Inc.
4.63%, 02/15/2030		388,000	370,578
			$1,019,896

Food — 2.47%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/2052		442,200	293,876
Kraft Heinz Foods Co.
4.88%, 10/01/2049		529,000	441,576
Mars, Inc.
2.38%, 07/16/2040 (a)		461,000	291,572
Pilgrim's Pride Corp.
3.50%, 03/01/2032		742,000	573,790
Sysco Corp.
3.15%, 12/14/2051		736	453
			$1,601,267

Gas — 1.89%
NiSource, Inc.
0.95%, 08/15/2025		1,263,000	1,151,862
5.25%, 03/30/2028		72,000	70,563
			$1,222,425

Healthcare — Products — 1.85%
Abbott Laboratories
4.90%, 11/30/2046		350,000	318,637
Boston Scientific Corp.
2.65%, 06/01/2030		1,055,000	881,800
			$1,200,437

Healthcare — Services — 2.33%
Centene Corp.
2.45%, 07/15/2028		1,131,000	955,519
UnitedHealth Group, Inc.
2.75%, 05/15/2040		532,000	361,458

See accompanying notes.

	Schedule of Investments
	Principal Investment Grade Corporate Active ETF
	September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Healthcare — Services (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 02/15/2053		$194,000	$194,690
			$1,511,667

Insurance — 4.05%
Arthur J Gallagher & Co.
2.40%, 11/09/2031 (c)		649,000	497,999
5.50%, 03/02/2033		266,000	254,789
Chubb INA Holdings, Inc.
3.35%, 05/03/2026		531,000	503,656
Corebridge Financial, Inc.
4.40%, 04/05/2052		344,000	251,662
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052		467,000	276,745
Markel Group, Inc.
4.30%, 11/01/2047		464,000	340,935
MetLife, Inc.
5.00%, 07/15/2052		257,000	221,750
New York Life Insurance Co.
3.75%, 05/15/2050 (a)		404,000	278,870
			$2,626,406

Internet — 1.93%
Amazon.com, Inc.
4.55%, 12/01/2027		1,114,000	1,090,950
Netflix, Inc.
4.88%, 04/15/2028		85,000	82,358
5.88%, 11/15/2028		75,000	75,424
			$1,248,732

Media — 1.85%
Charter Communications Operating LLC/Charter Communications Operating
Capital
2.30%, 02/01/2032		665,000	484,635
Comcast Corp.
3.97%, 11/01/2047		598,000	446,159
4.80%, 05/15/2033		283,000	265,494
			$1,196,288

Mining — 0.78%
Glencore Funding LLC
6.13%, 10/06/2028		508,000	507,128

Pharmaceuticals — 8.82%
AbbVie, Inc.
3.20%, 11/21/2029		534,000	471,227
4.05%, 11/21/2039		790,000	646,317
Astrazeneca Finance LLC
4.88%, 03/03/2033		187,000	180,426
Bayer U.S. Finance II LLC
4.63%, 06/25/2038 (a)		864,000	709,201
Becton Dickinson & Co.
3.70%, 06/06/2027		1,384,000	1,297,000
Bristol-Myers Squibb Co.
4.13%, 06/15/2039		388,000	323,569
CVS Health Corp.
5.13%, 02/21/2030		340,000	327,020

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.30%, 06/01/2033		$350,000	$331,507
Eli Lilly & Co.
4.70%, 02/27/2033		266,000	256,069
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043		271,000	248,872
Zoetis, Inc.
3.90%, 08/20/2028		984,000	924,546
			$5,715,754

Pipelines — 4.40%
Energy Transfer LP
3.75%, 05/15/2030		669,000	582,761
5.15%, 03/15/2045		455,000	366,601
Enterprise Products Operating LLC
3.13%, 07/31/2029		1,070,000	940,036
MPLX LP
4.88%, 12/01/2024		523,000	515,587
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027		460,000	446,254
			$2,851,239

REITs — 2.09%
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		392,000	290,096
Kimco Realty OP LLC
3.20%, 04/01/2032		732,000	589,180
Realty Income Corp.
3.10%, 12/15/2029		70	60
Spirit Realty LP
3.20%, 02/15/2031		588,000	474,976
			$1,354,312

Retail — 0.27%
Walmart, Inc.
4.50%, 04/15/2053		206,000	177,313

Semiconductors — 1.49%
Broadcom, Inc.
3.63%, 10/15/2024		548,000	534,564
4.11%, 09/15/2028		469,000	432,642
			$967,206

Software — 5.41%
Fiserv, Inc.
4.40%, 07/01/2049		462,000	353,910
Intuit, Inc.
5.50%, 09/15/2053		220,000	211,074
Microsoft Corp.
2.53%, 06/01/2050		720,000	438,404
Oracle Corp.
2.80%, 04/01/2027		388,000	352,292
4.00%, 07/15/2046		388,000	273,789
6.15%, 11/09/2029		201,000	204,046
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032		600,000	523,334

See accompanying notes.

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value
Software (continued)
VMware, Inc.
4.65%, 05/15/2027		$1,191,000	$1,148,567
			$3,505,416

Telecommunications — 3.19%
AT&T, Inc.
3.50%, 09/15/2053		1,262,000	779,725
T-Mobile USA, Inc.
3.38%, 04/15/2029		1,267,000	1,114,377
6.00%, 06/15/2054		183,000	174,440
			$2,068,542

Transportation — 0.46%
Norfolk Southern Corp.
5.35%, 08/01/2054		330,000	301,472
Trucking & Leasing — 0.94%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/2024 (a)		548,000	537,497
6.20%, 06/15/2030 (a)		74,000	72,924
			$610,421

Water — 0.86%
Essential Utilities, Inc.
2.40%, 05/01/2031		718,000	558,865
TOTAL BONDS			$57,874,615
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —		Principal
9.02%		Amount	Value
U.S. Treasury - 9.02%
3.63%, 05/15/2053		$1,039,200	$860,425
3.88%, 08/15/2033		1,512,900	1,429,454
3.38%, 05/15/2033		3,128,100	2,836,796
4.13%, 11/15/2032		747,800	721,218
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS			$5,847,893
INVESTMENT COMPANIES — 2.20%		Shares Held	Value
Money Market Funds — 2.20%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)		125,603	$125,603
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (f)		1,299,985	1,299,985
TOTAL INVESTMENT COMPANIES			$1,425,588
Total Investments			$65,148,096
Other Assets and Liabilities — (0.48)%			(312,939)
Total Net Assets — 100.00%			$64,835,157

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,027,181 or 9.30% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $123,226 or
0.19% of net assets.

See accompanying notes.	39

	Schedule of Investments
Principal Investment Grade Corporate Active ETF
	September 30, 2023 (unaudited)

(d)		Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)		Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $125,603 or 0.19% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector		Percent
Financial		23.73%
Consumer, Non-cyclical		21.31%
Utilities		14.17%
Government		9.02%
Technology		7.63%
Communications		6.96%
Industrial		6.39%
Energy		4.40%
Consumer, Cyclical		3.89%
Money Market Funds		2.20%
Basic Materials		0.78%
Other Assets and Liabilities		(0.48)%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases		Sales	September 30, 2023
Affiliated Securities	Value	Cost		Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$384,880	$2,149,815		$2,409,092	$125,603
	$384,880	$2,149,815		$2,409,092	$125,603

			Realized Gain
		Realized		from	Change in
		Gain/(Loss) on		Capital Gain	Unrealized
	Income (a)	Investments	Distributions		Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—		$—	$—
	$—	$—		$—	$—

(a)	Amount excludes earnings from securities lending collateral.

	Futures Contracts
					Value and Unrealized
				Notional	Appreciation/
Description and Expiration Date	Type	Contracts		Amount	(Depreciation)
U.S. 10 Year CBT; December 2023	Short		9	$989,513	$16,950
U.S. 10 Year Ultra; December 2023	Short		7	802,962	22,024
U.S. 5 Year CBT; December 2023	Short		13	1,375,201	5,529
U.S. Long Bond CBT; December 2023	Long		5	599,893	(30,987)
U.S. Ultra Bond CBT; December 2023	Long		9	1,129,033	(60,845)
Total					$(47,329)

See accompanying notes.		40

	Schedule of Investments
	Principal Millennial Global Growth ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.42%	Shares Held	Value

Apparel — 6.14%
adidas AG	648	$114,151
Carter's, Inc.	739	51,102
Columbia Sportswear Co.	752	55,723
Fila Holdings Corp.	2,829	75,683
Gildan Activewear, Inc.	1,916	53,703
Kering SA	242	110,504
Levi Strauss & Co., Class A	3,436	46,661
LVMH Moet Hennessy Louis Vuitton SE	217	164,359
NIKE, Inc., Class B	1,041	99,541
PVH Corp.	885	67,711
Ralph Lauren Corp.	599	69,538
SMCP SA (a),(b)	9,676	39,283
Torrid Holdings, Inc. (a)	11,206	24,765
Urban Outfitters, Inc. (a)	24,948	815,550
VF Corp.	2,460	43,468
		$1,831,742

Beverages — 1.94%
Brown-Forman Corp., Class B	2,119	122,245
Constellation Brands, Inc., Class A	619	155,573
Fevertree Drinks PLC	3,150	46,120
Monster Beverage Corp. (a)	3,564	188,714
Treasury Wine Estates Ltd.	8,548	67,765
		$580,417

Building Materials — 1.13%
Fortune Brands Innovations, Inc.	1,906	118,477
Masco Corp.	2,785	148,858
Masterbrand, Inc. (a)	1,906	23,158
Mohawk Industries, Inc. (a)	546	46,852
		$337,345

Commercial Services — 1.79%
Aaron's Co., Inc.	3,380	35,388
Adyen NV (a),(b)	302	225,323
Global Payments, Inc.	1,030	118,852
GMO Payment Gateway, Inc.	700	38,302
Nuvei Corp. (b)	986	14,790
Paysafe Ltd. (a)	1,828	21,918
PROG Holdings, Inc. (a)	2,358	78,309
		$532,882

Computers — 0.46%
Apple, Inc.	811	138,851

Diversified Financial Services — 8.16%
Coinbase Global, Inc., Class A (a)	4,387	329,376
Discover Financial Services	7,581	656,742
Futu Holdings Ltd., ADR (a)	14,026	810,843
LexinFintech Holdings Ltd., ADR	174,121	384,807
Lufax Holding Ltd., ADR	81,690	86,591
Rocket Cos., Inc., Class A (a)	6,106	49,947
XP, Inc., Class A	5,111	117,809
		$2,436,115

Entertainment — 6.95%
CTS Eventim AG & Co. KGaA	6,659	379,117
DraftKings, Inc., Class A (a)	3,491	102,775

See accompanying notes.

Schedule of Investments
Principal Millennial Global Growth ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment (continued)
HYBE Co. Ltd. (a)	2,691	$474,624
Universal Music Group NV	22,757	595,000
Warner Music Group Corp., Class A	16,638	522,433
		$2,073,949

Food — 2.81%
Albertsons Cos., Inc., Class A	4,258	96,869
Kroger Co.	14,553	651,247
Sprouts Farmers Market, Inc. (a)	2,126	90,993
		$839,109

Home Builders — 1.05%
DR Horton, Inc.	1,924	206,772
Toll Brothers, Inc.	1,444	106,798
		$313,570

Home Furnishings — 2.30%
Arhaus, Inc. (a)	7,979	74,205
Sleep Number Corp. (a)	1,339	32,926
Sony Group Corp.	5,800	475,053
Tempur Sealy International, Inc.	2,431	105,360
		$687,544

Internet — 30.63%
AfreecaTV Co. Ltd.	5,627	350,697
Alphabet, Inc., Class C (a)	5,980	788,463
Bilibili, Inc., ADR (a)	18,036	248,356
D-MARKET Elektronik Hizmetler ve Ticaret A/S, ADR (a)	32,742	43,547
eBay, Inc.	2,472	108,990
Expedia Group, Inc. (a)	2,837	292,409
Farfetch Ltd., Class A (a)	4,918	10,279
Hello Group, Inc., ADR	79,070	551,909
iQIYI, Inc., ADR (a)	100,567	476,687
JD.com, Inc., ADR	2,759	80,370
JOYY, Inc., ADR	18,652	710,828
Kakao Corp.	1,773	57,747
Kuaishou Technology (a),(b)	64,500	517,667
Lulu's Fashion Lounge Holdings, Inc. (a)	10,017	20,134
Match Group, Inc. (a)	5,102	199,871
Meituan, Class B (a),(b)	280	4,098
Meta Platforms, Inc., Class A (a)	641	192,435
Naspers Ltd., Class N	5,353	855,391
Netflix, Inc. (a)	2,231	842,426
Pinterest, Inc., Class A (a)	5,728	154,828
RealReal, Inc. (a)	9,355	19,739
Revolve Group, Inc. (a)	11,630	158,284
Rightmove PLC	8,921	61,193
Shutterstock, Inc.	732	27,853
Snap, Inc., Class A (a)	15,373	136,973
Temple & Webster Group Ltd. (a)	14,794	57,071
Tencent Holdings Ltd.	3,300	129,034
Tencent Music Entertainment Group, ADR (a)	140,833	898,514
THG PLC (a)	61,361	52,287
Trip.com Group Ltd., ADR (a)	26,366	922,019
Vipshop Holdings Ltd., ADR (a)	8,256	132,178
Weibo Corp., ADR	3,031	38,009
		$9,140,286

See accompanying notes.

	Schedule of Investments
Principal Millennial Global Growth ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Leisure Time — 1.85%
Camping World Holdings, Inc., Class A	22,402	$457,225
Shimano, Inc.	700	94,456
		$551,681

Media — 3.83%
Comcast Corp., Class A	3,028	134,262
Fox Corp., Class B	3,876	111,939
Paramount Global, Class B	14,866	191,771
Sirius XM Holdings, Inc.	21,435	96,886
Vivendi SE	69,355	608,309
		$1,143,167

Real Estate — 0.51%
REA Group Ltd.	1,526	151,410

REITs — 3.00%
EastGroup Properties, Inc.	691	115,072
Equity Residential	1,562	91,705
Prologis, Inc.	875	98,184
Rexford Industrial Realty, Inc.	1,885	93,025
Segro PLC	51,710	453,879
Warehouses De Pauw CVA	1,708	42,328
		$894,193

Retail — 17.21%
Academy Sports & Outdoors, Inc.	1,670	78,941
American Eagle Outfitters, Inc.	4,040	67,104
ANTA Sports Products Ltd.	12,400	139,582
Bath & Body Works, Inc.	2,939	99,338
Dick's Sporting Goods, Inc.	658	71,446
Foot Locker, Inc.	2,291	39,749
Frasers Group PLC (a)	8,905	87,518
Goldwin, Inc.	1,400	94,995
H & M Hennes & Mauritz AB, Class B	11,474	163,264
Hibbett, Inc.	1,487	70,647
Home Depot, Inc.	2,790	843,026
Industria de Diseno Textil SA	38,468	1,435,255
Kingfisher PLC	22,106	60,227
Li Ning Co. Ltd.	17,771	74,774
Lowe's Cos., Inc.	705	146,527
Lululemon Athletica, Inc. (a)	390	150,388
Next PLC	1,976	175,901
Pandora A/S	1,620	168,006
Petco Health & Wellness Co., Inc. (a)	3,468	14,184
Qurate Retail, Inc., Series A (a)	14,266	8,654
Ryohin Keikaku Co. Ltd.	6,150	79,653
Signet Jewelers Ltd.	9,425	676,809
Starbucks Corp.	1,548	141,286
Truworths International Ltd.	18,615	75,212
Victoria's Secret & Co. (a)	1,321	22,034
Williams-Sonoma, Inc.	972	151,049
		$5,135,569

Semiconductors — 0.77%
NVIDIA Corp.	526	228,805

Software — 3.77%
DouYu International Holdings Ltd., ADR (a)	221,815	215,959

See accompanying notes.

	Schedule of Investments
Principal Millennial Global Growth ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software (continued)
Fidelity National Information Services, Inc.	1,412	$78,041
Fiserv, Inc. (a)	1,391	157,127
HUYA, Inc., ADR (a)	102,011	289,711
Kakao Games Corp. (a)	1,068	20,143
Microsoft Corp.	462	145,877
NetEase, Inc., ADR	1,736	173,878
XD, Inc. (a)	23,800	43,157
		$1,123,893

Telecommunications — 2.35%
AT&T, Inc.	46,800	702,936
Toys, Games & Hobbies — 0.93%
Funko, Inc., Class A (a)	36,240	277,236
Transportation — 1.84%
Deutsche Post AG	3,198	130,290
FedEx Corp.	614	162,661
RXO, Inc. (a)	931	18,368
United Parcel Service, Inc., Class B	663	103,342
XPO, Inc. (a)	931	69,508
Yamato Holdings Co. Ltd.	4,000	65,177
		$549,346
TOTAL COMMON STOCKS		$29,670,046
INVESTMENT COMPANIES — 0.49%	Shares Held	Value
Money Market Fund — 0.49%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (c)	146,654	$146,654
TOTAL INVESTMENT COMPANIES		$146,654
Total Investments		$29,816,700
Other Assets and Liabilities — 0.09%		26,103
Total Net Assets — 100.00%		$29,842,803

(a) Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $801,161 or 2.68% of net assets.
(c) 1-day yield shown as of period end.

See accompanying notes.	44

	Schedule of Investments
	Principal Millennial Global Growth ETF
	September 30, 2023 (unaudited)

Portfolio Summary
Location		Percent
United States		48.02%
China		18.12%
Spain		4.81%
Republic Of Korea		3.28%
United Kingdom		3.25%
South Africa		3.12%
France		3.09%
Japan		2.84%
Netherlands		2.75%
Hong Kong		2.72%
Singapore		2.38%
Germany		2.09%
Australia		0.92%
Canada		0.73%
Denmark		0.56%
Sweden		0.55%
Brazil		0.39%
Turkey		0.15%
Belgium		0.14%
Other Assets and Liabilities		0.09%
TOTAL NET ASSETS		100.00%

	June 30, 2023	Purchases	Sales	September 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$721,539	$1,186,923	$1,908,462	$—
	$721,539	$1,186,923	$1,908,462	$—

			Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2023 (unaudited)

COMMON STOCKS — 99.58%	Shares Held	Value
Beverages — 1.02%
Keurig Dr Pepper, Inc.	12,365	$390,363
Biotechnology — 1.62%
Amgen, Inc.	2,299	617,879
Building Materials — 1.32%
Trane Technologies PLC	2,494	506,057
Commercial Services — 2.06%
Automatic Data Processing, Inc.	2,319	557,905
MarketAxess Holdings, Inc.	1,064	227,313
		$785,218

Computers — 8.53%
Accenture PLC, Class A	2,263	694,990
Apple, Inc.	12,542	2,147,316
Leidos Holdings, Inc.	4,512	415,826
		$3,258,132

Distribution/Wholesale — 3.28%
LKQ Corp.	7,583	375,435
Pool Corp.	1,209	430,525
WW Grainger, Inc.	648	448,312
		$1,254,272

Diversified Financial Services — 2.11%
Mastercard, Inc., Class A	2,040	807,656
Electrical Components & Equipment — 2.63%
AMETEK, Inc.	3,175	469,138
Emerson Electric Co.	5,554	536,350
		$1,005,488

Electronics — 2.78%
Agilent Technologies, Inc.	3,285	367,329
Keysight Technologies, Inc. (a)	2,763	365,572
Mettler-Toledo International, Inc. (a)	296	327,989
		$1,060,890

Healthcare — Products — 9.12%
Abbott Laboratories	5,960	577,226
Danaher Corp.	2,336	579,562
Edwards Lifesciences Corp. (a)	5,610	388,661
Stryker Corp.	1,807	493,799
Thermo Fisher Scientific, Inc.	1,150	582,095
Waters Corp. (a)	1,399	383,620
West Pharmaceutical Services, Inc.	1,278	479,518
		$3,484,481

Healthcare — Services — 5.91%
Charles River Laboratories International, Inc. (a)	2,125	416,458
Humana, Inc.	939	456,842
IQVIA Holdings, Inc. (a)	2,292	450,951
UnitedHealth Group, Inc.	1,847	931,239
		$2,255,490

Home Builders — 2.68%
DR Horton, Inc.	4,434	476,522

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Home Builders (continued)
PulteGroup, Inc.		7,369	$545,674
			$1,022,196

Household Products/Wares — 1.19%
Avery Dennison Corp.		2,487	454,300
Insurance — 4.45%
Aon PLC, Class A		1,567	508,053
Arthur J Gallagher & Co.		2,432	554,326
Berkshire Hathaway, Inc., Class B (a)		137	47,991
Marsh & McLennan Cos., Inc.		3,094	588,788
			$1,699,158

Internet — 4.92%
Alphabet, Inc., Class A (a)		1,199	156,901
Alphabet, Inc., Class C (a)		5,549	731,636
Amazon.com, Inc. (a)		4,209	535,048
CDW Corp.		2,268	457,592
			$1,881,177

Machinery — Diversified — 2.22%
IDEX Corp.		1,915	398,358
Nordson Corp.		2,015	449,688
			$848,046

Pharmaceuticals — 4.84%
AbbVie, Inc.		4,468	666,000
Merck & Co., Inc.		6,529	672,161
Zoetis, Inc.		2,928	509,413
			$1,847,574

Pipelines — 1.36%
Williams Cos., Inc.		15,416	519,365
Retail — 4.32%
Genuine Parts Co.		2,588	373,655
O'Reilly Automotive, Inc. (a)		565	513,506
Ulta Beauty, Inc. (a)		842	336,337
Yum! Brands, Inc.		3,416	426,795
			$1,650,293

Semiconductors — 15.90%
Analog Devices, Inc.		2,692	471,342
Applied Materials, Inc.		4,161	576,090
Broadcom, Inc.		1,076	893,704
Microchip Technology, Inc.		5,534	431,929
NVIDIA Corp.		4,181	1,818,693
NXP Semiconductors NV		2,531	505,998
ON Semiconductor Corp. (a)		5,563	517,081
QUALCOMM, Inc.		4,480	497,549
Skyworks Solutions, Inc.		3,670	361,825
			$6,074,211

Software — 14.45%
Adobe, Inc. (a)		1,598	814,820
Fiserv, Inc. (a)		4,372	493,861
Intuit, Inc.		1,265	646,339
Microsoft Corp.		6,092	1,923,549

See accompanying notes.

	Schedule of Investments
	Principal Quality ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Software (continued)
MSCI, Inc.		828	$424,830
Salesforce, Inc. (a)		3,218	652,546
Synopsys, Inc. (a)		1,223	561,321
			$5,517,266

Telecommunications — 1.73%
Cisco Systems, Inc.		12,308	661,678
Transportation — 1.14%
Norfolk Southern Corp.		2,202	433,640
TOTAL COMMON STOCKS			$38,034,830
INVESTMENT COMPANIES — 0.38%		Shares Held	Value
Money Market Fund — 0.38%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)		143,805	$143,805
TOTAL INVESTMENT COMPANIES			$143,805
Total Investments			$38,178,635
Other Assets and Liabilities — 0.04%			14,477
Total Net Assets — 100.00%			$38,193,112

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	38.88%
Consumer, Non-cyclical	25.75%
Consumer, Cyclical	10.28%
Industrial	10.09%
Communications	6.66%
Financial	6.56%
Energy	1.36%
Money Market Fund	0.38%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.	48

	Schedule of Investments
Principal Real Estate Active Opportunities ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 97.22%	Shares Held	Value

Entertainment — 1.89%
Marriott Vacations Worldwide Corp.	949	$95,498

REITs — 95.33%
Alexandria Real Estate Equities, Inc.	1,614	161,561
American Homes 4 Rent, Class A	7,076	238,391
American Tower Corp.	2,067	339,918
Crown Castle, Inc.	1,980	182,219
CubeSmart	2,131	81,255
DiamondRock Hospitality Co.	12,380	99,411
Digital Realty Trust, Inc.	1,935	234,174
Equinix, Inc.	333	241,845
Equity LifeStyle Properties, Inc.	2,622	167,048
Extra Space Storage, Inc.	2,602	316,351
Gaming & Leisure Properties, Inc.	5,036	229,390
Invitation Homes, Inc.	10,526	333,569
National Health Investors, Inc.	3,125	160,500
Rexford Industrial Realty, Inc.	6,784	334,790
Sabra Health Care REIT, Inc.	14,061	196,010
SBA Communications Corp.	846	169,344
Sun Communities, Inc.	2,503	296,205
Terreno Realty Corp.	3,241	184,089
Ventas, Inc.	8,844	372,598
VICI Properties, Inc.	8,071	234,866
Welltower, Inc.	2,912	238,551
		$4,812,085
TOTAL COMMON STOCKS		$4,907,583
INVESTMENT COMPANIES — 2.40%	Shares Held	Value

Money Market Fund — 2.40%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (a)	120,917	$120,917
TOTAL INVESTMENT COMPANIES		$120,917
Total Investments		$5,028,500
Other Assets and Liabilities — 0.38%		19,431

Total Net Assets — 100.00%		$5,047,931

(a) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	95.33%
Money Market Fund	2.40%
Consumer, Cyclical	1.89%
Other Assets and Liabilities	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes.	49

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS — 97.12%	Amount	Value

Banks — 48.82%
Bank of America Corp.
(5-year Treasury Constant Maturity Rate + 2.76%),
4.38%, 01/27/2027 (a),(b)	$15,731,000	$13,183,347
(5-year Treasury Constant Maturity Rate + 3.23%),
6.13%, 04/27/2027 (a),(b),(c)	11,025,000	10,563,304
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%, 08/25/2024 (a),(b)	3,362,000	3,009,351
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	11,569,000	10,374,140
(5-year Treasury Constant Maturity Rate + 2.63%),
3.75%, 12/20/2026 (a),(b)	3,532,000	2,864,782
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	8,965,000	8,199,532
(5-year Treasury Constant Maturity Rate + 4.39%),
8.63%, 10/27/2082 (a)	12,727,000	12,692,903
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, 02/18/2026 (a),(b)	11,262,000	9,610,344
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%, 12/10/2025 (a),(b)	13,286,000	11,621,945
(5-year Treasury Constant Maturity Rate + 3.21%),
7.38%, 05/15/2028 (a),(b),(c)	7,530,000	7,306,547
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%, 10/06/2026 (a),(b)	6,671,000	4,944,130
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	7,405,000	6,764,078
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, 08/10/2026 (a),(b)	2,001,000	1,612,969
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%, 05/10/2026 (a),(b)	1,168,000	952,417
(5-year Treasury Constant Maturity Rate + 2.95%),
4.13%, 11/10/2026 (a),(b)	8,563,000	7,003,916
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%, 08/10/2024 (a),(b)	8,268,000	8,059,062
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	6,021,000	7,338,967
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%, 10/15/2027 (a),(b)	5,080,000	4,109,077
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	7,032,000	6,186,502
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	18,104,000	15,801,856
(3-month Term Secured Overnight Financing Rate + 4.04%),
6.75%, 02/01/2024 (a),(b)	7,791,000	7,789,441
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	19,608,000	13,789,122
(5-year Treasury Constant Maturity Rate + 3.17%),
5.00%, 08/01/2024 (a),(b)	5,000,000	4,198,019

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40%, 09/15/2026 (a),(b)	$7,196,000	$5,323,410
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	13,480,000	12,388,190
(7-year Treasury Constant Maturity Rate + 2.81%),
6.25%, 03/15/2030 (a),(b)	10,290,000	8,820,738
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.08%),
8.13%, 10/31/2082 (a)	22,267,000	22,152,412
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	10,894,000	9,338,624
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	11,697,000	10,756,348
(3-month Term Secured Overnight Financing Rate + 3.36%),
8.77%, 12/15/2024 (b)	2,799,000	2,757,021
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	19,581,000	14,369,303
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	29,418,000	25,692,160
(5-year Treasury Constant Maturity Rate + 3.61%),
7.63%, 09/15/2028 (a),(b)	2,000,000	2,016,334
		$291,590,291

Diversified Financial Services — 11.27%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	14,967,000	11,883,633
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	17,756,000	13,327,496
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	14,949,000	12,485,505
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	5,531,000	5,313,787
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b),(c)	10,641,000	10,227,760
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
7.75%, 09/15/2028 (a),(b)	13,990,000	14,088,657
		$67,326,838

Electric — 13.24%
Algonquin Power & Utilities Corp.
(5-year Treasury Constant Maturity Rate + 3.25%),
4.75%, 01/18/2082 (a)	2,010,000	1,638,150
American Electric Power Co., Inc.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.88%, 02/15/2062 (a)	9,601,000	7,813,272
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75%, 06/01/2050 (a)	2,549,000	2,174,450

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Electric (continued)
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 3.20%),
4.35%, 01/15/2027 (a),(b)	$1,185,000	$1,023,143
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	11,434,000	10,466,239
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%, 01/15/2082 (a)	12,439,000	9,164,432
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	14,341,000	13,957,926
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	2,878,000	2,762,780
NextEra Energy Capital Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 2.55%),
3.80%, 03/15/2082 (a)	15,794,000	13,369,668
Southern Co.
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%, 01/15/2051 (a)	18,095,000	16,737,556
		$79,107,616

Hand/Machine Tools — 0.39%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%, 03/15/2060 (a)	2,816,000	2,340,813

Insurance — 14.80%
Allianz SE
(5-year Treasury Constant Maturity Rate + 3.23%),
6.35%, 09/06/2053	5,000,000	4,827,090
Allstate Corp.
(3-month Term Secured Overnight Financing Rate + 3.20%),
8.56%, 08/15/2053	3,251,000	3,208,050
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)	1,376,000	1,274,807
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%, 08/15/2052 (a)	5,600,000	5,243,000
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%, 06/01/2048 (a)	4,000,000	3,720,600
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%, 06/24/2046 (a)	5,600,000	5,413,632
Corebridge Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.85%),
6.88%, 12/15/2052 (a)	7,921,000	7,588,238
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%, 09/15/2025 (a),(b)	3,612,000	3,399,474
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%, 12/15/2051 (a),(d)	7,182,000	5,904,574
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(d)	3,210,000	3,124,238

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Insurance (continued)
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	$12,376,000	$11,448,879
9.25%, 04/08/2068 (d)	2,534,000	2,846,275
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%, 01/21/2051 (a),(d)	4,958,000	3,900,099
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%, 09/16/2051 (a),(d)	3,509,000	2,750,319
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%, 10/01/2050 (a)	14,198,000	11,547,030
(5-year Treasury Constant Maturity Rate + 3.16%),
5.13%, 03/01/2052 (a)	4,976,000	4,285,054
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%, 04/15/2081 (a),(d)	4,030,000	3,349,271
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%, 04/19/2051 (a)	6,000,000	4,575,360
		$88,405,990

Oil & Gas — 1.42%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%, 06/22/2025 (a),(b)	5,982,000	5,704,676
(5-year Treasury Constant Maturity Rate + 4.40%),
4.88%, 03/22/2030 (a),(b)	3,121,000	2,788,375
		$8,493,051

Pipelines — 5.63%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%, 07/15/2080 (a)	2,485,000	2,163,095
(3-month Term Secured Overnight Financing Rate + 4.15%),
6.00%, 01/15/2077 (a)	4,882,000	4,469,593
(5-year Treasury Constant Maturity Rate + 4.42%),
7.63%, 01/15/2083 (a)	6,949,000	6,635,302
Enterprise Products Operating LLC
(3-month Term Secured Overnight Financing Rate + 3.29%),
5.25%, 08/16/2077 (a)	4,625,000	4,069,924
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.42%),
5.50%, 09/15/2079 (a)	5,233,000	4,296,688
(5-year Treasury Constant Maturity Rate + 3.99%),
5.60%, 03/07/2082 (a)	14,686,000	12,020,864
		$33,655,466

REITs — 0.50%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%, 09/24/2080 (a),(d)	1,210,000	1,086,655
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%, 09/24/2080 (a),(d)	2,249,000	1,877,108
		$2,963,763

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Telecommunications — 1.05%
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.77%),
4.13%, 06/04/2081 (a)		$993,000	$766,725
(5-year Swap rate + 4.87%),
7.00%, 04/04/2079 (a)		5,518,000	5,480,520
			$6,247,245
TOTAL BONDS			$580,131,073
INVESTMENT COMPANIES — 1.92%		Shares Held	Value

Money Market Funds — 1.92%
Principal Government Money Market Fund — Class R-6 5.26% (e),(f),(g)		3,546,785	$3,546,785
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (g)		7,904,976	7,904,976
TOTAL INVESTMENT COMPANIES			$11,451,761
Total Investments			$591,582,834
Other Assets and Liabilities — 0.96%			5,720,767

Total Net Assets — 100.00%			$597,303,601

(a)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $3,480,699 or
0.58% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,838,539 or 4.16% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,546,785 or 0.59% of net assets.
(g) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	75.39%
Utilities	13.24%
Energy	7.06%
Money Market Funds	1.92%
Communications	1.04%
Industrial	0.39%
Other Assets and Liabilities	0.96%
TOTAL NET ASSETS	100.00%

See accompanying notes.	54

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2023 (unaudited)

	June 30, 2023	Purchases	Sales	September 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$3,970,623	$27,944,850	$28,368,688	$3,546,785
	$3,970,623	$27,944,850	$28,368,688	$3,546,785

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2023 (unaudited)

PREFERRED STOCKS — 10.23%	Shares Held	Value

Banks — 3.80%
Bank of America Corp.; Series NN
4.38%, 11/03/2025 (a)	4,380	$77,132
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%, 10/15/2024 (a)	17,030	422,344
Morgan Stanley; Series P
6.50%, 10/15/2027 (a)	4,000	100,560
State Street Corp.; Series D
(3-month USD LIBOR + 3.11%),
5.90%, 03/15/2024 (a)	6,410	160,634
		$760,670

Insurance — 3.80%
Allstate Corp.; Series H
5.10%, 10/15/2024 (a)	11,500	224,710
American International Group, Inc.; Series A
5.85%, 03/15/2024 (a)	8,019	186,682
MetLife, Inc.; Series F
4.75%, 03/15/2025 (a)	17,250	350,003
		$761,395

Telecommunications — 2.63%
AT&T, Inc.; Series A
5.00%, 12/12/2024 (a)	11,381	230,124
AT&T, Inc.; Series C
4.75%, 02/18/2025 (a)	15,395	295,276
		$525,400
TOTAL PREFERRED STOCKS		$2,047,465
	Principal
BONDS — 87.81%	Amount	Value

Banks — 70.09%
Bank of America Corp.
(3-month Term Secured Overnight Financing Rate + 4.81%),
6.30%, 03/10/2026 (a),(b)	$575,000	$564,127
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%, 03/20/2026 (a),(b)	230,000	206,245
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%, 09/20/2025 (a),(b)	275,000	264,704
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%, 06/04/2025 (a),(b)	575,000	525,904
(5-year Treasury Constant Maturity Rate + 4.39%),
8.63%, 10/27/2082 (b)	300,000	299,196
BNP Paribas SA
(5-year Treasury Constant Maturity Rate + 4.90%),
7.75%, 08/16/2029 (a),(b),(c),(d)	200,000	189,853
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%, Series X; 02/18/2026 (a),(b)	655,000	558,939
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%, 10/06/2025 (a),(b)	575,000	525,232
Credit Agricole SA
(5-year Swap Rate + 4.90%),
7.88%, 01/23/2024 (a),(b),(d)	861,000	854,543

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%, 09/30/2025 (a),(b)	$548,000	$490,777
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%, Series U; 08/10/2026 (a),(b)	585,000	471,558
HSBC Holdings PLC
(5-year Swap Rate + 4.37%),
6.38%, 03/30/2025 (a),(b),(d)	861,000	827,081
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%, 07/15/2030 (a),(b)	575,000	505,864
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%, 11/16/2026 (a),(b),(d)	861,000	762,468
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%, 06/01/2026 (a),(b)	110,000	96,012
Lloyds Banking Group PLC
(5-year Swap Rate + 4.50%),
7.50%, 09/27/2025 (a),(b),(d)	861,000	804,412
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50%, 09/01/2026 (a),(b)	300,000	210,972
(3-month USD LIBOR + 3.52%),
5.13%, 11/01/2026 (a),(b)	247,000	202,315
NatWest Group PLC
(5-year Swap Rate + 5.72%),
8.00%, 08/10/2025 (a),(b),(d)	861,000	836,548
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%, 03/26/2026 (a),(b),(c),(d)	861,000	803,823
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.00%),
6.00%, 05/15/2027 (a),(b)	400,000	350,753
(5-year Treasury Constant Maturity Rate + 3.24%),
6.20%, 09/15/2027 (a),(b)	100,000	91,901
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%, 12/18/2023 (a),(b),(d)	824,000	817,199
Toronto-Dominion Bank
(5-year Treasury Constant Maturity Rate + 4.08%),
8.13%, 10/31/2082 (b)	414,000	411,870
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80%, 09/01/2024 (a),(b)	400,000	342,891
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%, 09/01/2025 (a),(b)	575,000	528,760
U.S. Bancorp
(5-year Treasury Constant Maturity Rate + 2.54%),
3.70%, 01/15/2027 (a),(b)	209,000	153,372
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%, 01/31/2024 (a),(b),(d)	861,000	848,411
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%, 03/15/2026 (a),(b)	328,000	286,458

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2023 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Wells Fargo & Co. (continued)
(5-year Treasury Constant Maturity Rate + 3.61%),
7.63%, 09/15/2028 (a),(b)	$200,000	$201,633
		$14,033,821

Diversified Financial Services — 11.80%
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55%, 09/15/2026 (a),(b)	700,000	555,792
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	209,000	156,874
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	328,000	273,948
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	375,000	360,273
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	575,000	552,670
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
7.75%, 09/15/2028 (a),(b)	460,000	463,244
		$2,362,801

Electric — 4.90%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	460,000	421,066
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	575,000	559,641
		$980,707

Insurance — 1.02%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	220,000	203,519
TOTAL BONDS		$17,580,848
INVESTMENT COMPANIES — 0.93%	Shares Held	Value

Money Market Fund — 0.93%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (e)	187,272	$187,272
TOTAL INVESTMENT COMPANIES		$187,272
Total Investments		$19,815,585
Other Assets and Liabilities — 1.03%		206,103

Total Net Assets — 100.00%		$20,021,688

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

See accompanying notes. 58

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

September 30, 2023 (unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $993,676 or 4.96% of net assets.
(d)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $6,744,338 or 33.69% of net assets.
(e)	1-day yield shown as of period end.

Portfolio Summary

Sector	Percent
Financial	90.52%
Utilities	4.90%
Communications	2.62%
Money Market Fund	0.93%
Other Assets and Liabilities	1.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.47%	Shares Held	Value

Advertising — 0.31%
Interpublic Group of Cos., Inc.	326	$9,343
Omnicom Group, Inc.	138	10,278
		$19,621

Aerospace & Defense — 1.40%
Boeing Co. (a)	43	8,242
General Dynamics Corp.	57	12,595
Howmet Aerospace, Inc.	111	5,134
L3Harris Technologies, Inc.	8	1,393
Lockheed Martin Corp.	59	24,129
Northrop Grumman Corp.	45	19,808
RTX Corp.	140	10,076
TransDigm Group, Inc. (a)	9	7,588
		$88,965

Agriculture — 0.61%
Altria Group, Inc.	206	8,662
Archer-Daniels-Midland Co.	151	11,388
Bunge Ltd.	42	4,547
Philip Morris International, Inc.	151	13,980
		$38,577

Airlines — 0.32%
American Airlines Group, Inc. (a)	232	2,972
Delta Air Lines, Inc.	258	9,546
United Airlines Holdings, Inc. (a)	182	7,698
		$20,216

Apparel — 0.32%
NIKE, Inc., Class B	91	8,702
Ralph Lauren Corp.	57	6,617
Tapestry, Inc.	176	5,060
		$20,379

Auto Manufacturers — 2.48%
Cummins, Inc.	65	14,850
General Motors Co.	171	5,638
PACCAR, Inc.	221	18,789
Tesla, Inc. (a)	473	118,354
		$157,631

Auto Parts & Equipment — 0.21%
Aptiv PLC (a)	38	3,746
BorgWarner, Inc.	232	9,366
		$13,112

Banks — 3.50%
Bank of America Corp.	489	13,389
Bank of New York Mellon Corp.	218	9,298
Citigroup, Inc.	187	7,691
Citizens Financial Group, Inc.	131	3,511
Comerica, Inc.	88	3,656
Fifth Third Bancorp	165	4,180
Goldman Sachs Group, Inc.	63	20,385
Huntington Bancshares, Inc.	997	10,369
JPMorgan Chase & Co.	514	74,540
KeyCorp	329	3,540

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
M&T Bank Corp.	38	$4,805
Morgan Stanley	231	18,866
Northern Trust Corp.	51	3,544
PNC Financial Services Group, Inc.	48	5,893
Regions Financial Corp.	236	4,059
State Street Corp.	120	8,035
Truist Financial Corp.	172	4,921
U.S. Bancorp	169	5,587
Wells Fargo & Co.	292	11,931
Zions Bancorp NA	126	4,396
		$222,596

Beverages — 1.55%
Brown-Forman Corp., Class B	62	3,577
Coca-Cola Co.	573	32,076
Constellation Brands, Inc., Class A	26	6,534
Keurig Dr Pepper, Inc.	38	1,200
Molson Coors Beverage Co., Class B	157	9,984
Monster Beverage Corp. (a)	204	10,802
PepsiCo, Inc.	203	34,396
		$98,569

Biotechnology — 1.42%
Amgen, Inc.	91	24,457
Biogen, Inc. (a)	37	9,510
Corteva, Inc.	114	5,832
Gilead Sciences, Inc.	240	17,986
Incyte Corp. (a)	64	3,697
Moderna, Inc. (a)	39	4,028
Regeneron Pharmaceuticals, Inc. (a)	9	7,407
Vertex Pharmaceuticals, Inc. (a)	50	17,387
		$90,304

Building Materials — 0.79%
Carrier Global Corp.	319	17,609
Johnson Controls International PLC	82	4,363
Martin Marietta Materials, Inc.	10	4,105
Masco Corp.	148	7,911
Trane Technologies PLC	50	10,145
Vulcan Materials Co.	31	6,263
		$50,396

Chemicals — 1.74%
Air Products & Chemicals, Inc.	49	13,887
Albemarle Corp.	56	9,522
Celanese Corp.	38	4,770
CF Industries Holdings, Inc.	102	8,745
Dow, Inc.	130	6,703
DuPont de Nemours, Inc.	84	6,266
Eastman Chemical Co.	48	3,683
FMC Corp.	63	4,219
Linde PLC	77	28,671
LyondellBasell Industries NV, Class A	109	10,322
Mosaic Co.	97	3,453
PPG Industries, Inc.	33	4,283
Sherwin-Williams Co.	24	6,121
		$110,645

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services — 1.95%
Automatic Data Processing, Inc.	79	$19,006
Cintas Corp.	24	11,544
CoStar Group, Inc. (a)	116	8,919
FleetCor Technologies, Inc. (a)	36	9,192
Gartner, Inc. (a)	28	9,621
MarketAxess Holdings, Inc.	17	3,632
PayPal Holdings, Inc. (a)	88	5,145
Quanta Services, Inc.	55	10,289
Robert Half, Inc.	86	6,302
Rollins, Inc.	180	6,719
S&P Global, Inc.	33	12,059
United Rentals, Inc.	33	14,671
Verisk Analytics, Inc.	29	6,851
		$123,950

Computers — 8.54%
Accenture PLC, Class A	88	27,026
Apple, Inc.	2,627	449,769
Cognizant Technology Solutions Corp., Class A	150	10,161
DXC Technology Co. (a)	153	3,187
EPAM Systems, Inc. (a)	24	6,136
Fortinet, Inc. (a)	71	4,166
Hewlett Packard Enterprise Co.	379	6,583
HP, Inc.	166	4,266
International Business Machines Corp.	92	12,908
Leidos Holdings, Inc.	87	8,018
NetApp, Inc.	81	6,146
Seagate Technology Holdings PLC	63	4,155
		$542,521

Cosmetics & Personal Care — 0.79%
Colgate-Palmolive Co.	182	12,942
Procter & Gamble Co.	256	37,340
		$50,282

Distribution/Wholesale — 0.77%
Copart, Inc. (a)	266	11,462
Fastenal Co.	99	5,409
LKQ Corp.	215	10,645
Pool Corp.	21	7,478
WW Grainger, Inc.	20	13,837
		$48,831

Diversified Financial Services — 3.57%
American Express Co.	100	14,919
Ameriprise Financial, Inc.	32	10,550
BlackRock, Inc.	24	15,516
Capital One Financial Corp.	60	5,823
Cboe Global Markets, Inc.	35	5,467
Charles Schwab Corp.	122	6,698
CME Group, Inc.	43	8,610
Discover Financial Services	48	4,158
Franklin Resources, Inc.	261	6,415
Intercontinental Exchange, Inc.	71	7,811
Invesco Ltd.	245	3,557
Mastercard, Inc., Class A	127	50,281
Nasdaq, Inc.	161	7,823
Raymond James Financial, Inc.	84	8,436

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Synchrony Financial	261	$7,979
T Rowe Price Group, Inc.	43	4,509
Visa, Inc., Class A	252	57,963
		$226,515

Electric — 1.64%
AES Corp.	154	2,341
Alliant Energy Corp.	77	3,731
Ameren Corp.	55	4,116
American Electric Power Co., Inc.	75	5,641
CenterPoint Energy, Inc.	39	1,047
CMS Energy Corp.	72	3,824
Consolidated Edison, Inc.	103	8,809
Constellation Energy Corp.	53	5,781
Dominion Energy, Inc.	30	1,340
DTE Energy Co.	44	4,368
Duke Energy Corp.	87	7,679
Edison International	79	5,000
Entergy Corp.	12	1,110
Evergy, Inc.	18	913
Eversource Energy	65	3,780
Exelon Corp.	38	1,436
FirstEnergy Corp.	133	4,546
NextEra Energy, Inc.	46	2,635
NRG Energy, Inc.	118	4,545
PG&E Corp. (a)	336	5,420
Pinnacle West Capital Corp.	54	3,979
PPL Corp.	186	4,382
Public Service Enterprise Group, Inc.	23	1,309
Sempra	24	1,633
Southern Co.	31	2,006
WEC Energy Group, Inc.	100	8,055
Xcel Energy, Inc.	86	4,921
		$104,347

Electrical Components & Equipment — 0.28%
AMETEK, Inc.	68	10,048
Emerson Electric Co.	78	7,532
		$17,580

Electronics — 1.21%
Agilent Technologies, Inc.	68	7,604
Allegion PLC	95	9,899
Amphenol Corp., Class A	146	12,263
Fortive Corp.	79	5,859
Garmin Ltd.	41	4,313
Honeywell International, Inc.	68	12,562
Keysight Technologies, Inc. (a)	49	6,483
Mettler-Toledo International, Inc. (a)	6	6,648
TE Connectivity Ltd.	92	11,365
		$76,996

Energy — Alternate Sources — 0.08%
Enphase Energy, Inc. (a)	17	2,042
First Solar, Inc. (a)	18	2,909
		$4,951

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction — 0.15%
Jacobs Solutions, Inc.	71	$9,691

Entertainment — 0.08%
Live Nation Entertainment, Inc. (a)	58	4,816

Environmental Control — 0.33%
Pentair PLC	133	8,612
Republic Services, Inc.	38	5,415
Waste Management, Inc.	46	7,012
		$21,039

Food — 1.53%
Campbell Soup Co.	151	6,203
Conagra Brands, Inc.	129	3,537
General Mills, Inc.	212	13,566
Hershey Co.	42	8,404
Hormel Foods Corp.	105	3,993
J M Smucker Co.	31	3,810
Kellogg Co.	180	10,712
Kraft Heinz Co.	149	5,012
Kroger Co.	211	9,442
Lamb Weston Holdings, Inc.	74	6,842
McCormick & Co., Inc.	16	1,210
Mondelez International, Inc., Class A	148	10,271
Sysco Corp.	144	9,511
Tyson Foods, Inc., Class A	93	4,696
		$97,209

Forest Products & Paper — 0.06%
International Paper Co.	114	4,044

Gas — 0.17%
Atmos Energy Corp.	69	7,309
NiSource, Inc.	144	3,554
		$10,863

Hand/Machine Tools — 0.20%
Snap-on, Inc.	49	12,498

Healthcare — Products — 1.85%
Abbott Laboratories	156	15,108
Bio-Techne Corp.	40	2,723
Boston Scientific Corp. (a)	174	9,187
Danaher Corp.	44	10,916
Edwards Lifesciences Corp. (a)	60	4,157
GE HealthCare Technologies, Inc.	116	7,893
Hologic, Inc. (a)	115	7,981
IDEXX Laboratories, Inc. (a)	19	8,308
Insulet Corp. (a)	12	1,914
Medtronic PLC	33	2,586
ResMed, Inc.	26	3,845
Stryker Corp.	53	14,483
Thermo Fisher Scientific, Inc.	33	16,704
Waters Corp. (a)	11	3,016
West Pharmaceutical Services, Inc.	11	4,127
Zimmer Biomet Holdings, Inc.	41	4,601
		$117,549

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services — 3.01%
Catalent, Inc. (a)	43	$1,958
Centene Corp. (a)	103	7,095
Charles River Laboratories International, Inc. (a)	34	6,663
DaVita, Inc. (a)	47	4,443
Elevance Health, Inc.	43	18,723
HCA Healthcare, Inc.	53	13,037
Humana, Inc.	40	19,461
IQVIA Holdings, Inc. (a)	48	9,444
Laboratory Corp. of America Holdings	26	5,227
Molina Healthcare, Inc. (a)	31	10,165
Quest Diagnostics, Inc.	38	4,631
UnitedHealth Group, Inc.	165	83,191
Universal Health Services, Inc., Class B	55	6,915
		$190,953

Home Builders — 0.84%
DR Horton, Inc.	134	14,401
Lennar Corp., Class A	119	13,355
NVR, Inc. (a)	2	11,927
PulteGroup, Inc.	181	13,403
		$53,086

Home Furnishings — 0.06%
Whirlpool Corp.	29	3,877

Household Products/Wares — 0.51%
Avery Dennison Corp.	70	12,787
Church & Dwight Co., Inc.	53	4,856
Clorox Co.	31	4,063
Kimberly-Clark Corp.	87	10,514
		$32,220

Insurance — 4.10%
Aflac, Inc.	178	13,662
Allstate Corp.	46	5,125
American International Group, Inc.	110	6,666
Aon PLC, Class A	44	14,266
Arch Capital Group Ltd. (a)	129	10,283
Arthur J Gallagher & Co.	58	13,220
Assurant, Inc.	35	5,025
Berkshire Hathaway, Inc., Class B (a)	189	66,207
Brown & Brown, Inc.	143	9,987
Chubb Ltd.	52	10,825
Everest Group Ltd.	22	8,177
Globe Life, Inc.	102	11,090
Hartford Financial Services Group, Inc.	143	10,140
Lincoln National Corp.	167	4,123
Loews Corp.	90	5,698
Marsh & McLennan Cos., Inc.	54	10,276
MetLife, Inc.	123	7,738
Progressive Corp.	121	16,855
Prudential Financial, Inc.	63	5,978
Travelers Cos., Inc.	71	11,595
W R Berkley Corp.	132	8,381
Willis Towers Watson PLC	24	5,015
		$260,332

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet — 10.29%
Alphabet, Inc., Class A (a)	1,054	$137,927
Alphabet, Inc., Class C (a)	912	120,247
Amazon.com, Inc. (a)	1,576	200,341
Booking Holdings, Inc. (a)	6	18,504
CDW Corp.	70	14,123
Expedia Group, Inc. (a)	48	4,947
F5, Inc. (a)	26	4,190
Gen Digital, Inc.	231	4,084
Meta Platforms, Inc., Class A (a)	393	117,983
Netflix, Inc. (a)	62	23,411
VeriSign, Inc. (a)	40	8,101
		$653,858

Iron & Steel — 0.41%
Nucor Corp.	97	15,166
Steel Dynamics, Inc.	102	10,936
		$26,102

Leisure Time — 0.08%
Royal Caribbean Cruises Ltd. (a)	55	5,068

Lodging — 0.60%
Hilton Worldwide Holdings, Inc.	44	6,608
Las Vegas Sands Corp.	68	3,117
Marriott International, Inc., Class A	98	19,263
MGM Resorts International (a)	179	6,580
Wynn Resorts Ltd.	30	2,772
		$38,340

Machinery — Construction & Mining — 0.35%
Caterpillar, Inc.	82	22,386

Machinery — Diversified — 1.19%
Deere & Co.	64	24,152
Dover Corp.	59	8,231
IDEX Corp.	36	7,489
Ingersoll Rand, Inc.	70	4,461
Nordson Corp.	14	3,124
Otis Worldwide Corp.	74	5,943
Rockwell Automation, Inc.	30	8,576
Westinghouse Air Brake Technologies Corp.	95	10,096
Xylem, Inc.	36	3,277
		$75,349

Media — 1.06%
Charter Communications, Inc., Class A (a)	27	11,875
Comcast Corp., Class A	410	18,179
DISH Network Corp., Class A (a)	390	2,285
FactSet Research Systems, Inc.	19	8,308
Fox Corp., Class A	230	7,176
Fox Corp., Class B	146	4,217
News Corp., Class A	224	4,494
News Corp., Class B	205	4,278
Paramount Global, Class B	189	2,438
Warner Bros Discovery, Inc. (a)	354	3,845
		$67,095

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Mining — 0.10%
Freeport-McMoRan, Inc.	163	$6,078

Miscellaneous Manufacturers — 1.29%
3M Co.	128	11,984
A O Smith Corp.	48	3,174
Eaton Corp. PLC	48	10,238
General Electric Co.	180	19,899
Illinois Tool Works, Inc.	58	13,358
Parker-Hannifin Corp.	16	6,232
Teledyne Technologies, Inc. (a)	19	7,763
Textron, Inc.	123	9,611
		$82,259

Oil & Gas — 4.60%
APA Corp.	114	4,685
Chevron Corp.	270	45,527
ConocoPhillips	191	22,882
Coterra Energy, Inc.	319	8,629
Devon Energy Corp.	106	5,056
Diamondback Energy, Inc.	65	10,067
EOG Resources, Inc.	114	14,451
EQT Corp.	127	5,154
Exxon Mobil Corp.	722	84,893
Hess Corp.	37	5,661
Marathon Oil Corp.	316	8,453
Marathon Petroleum Corp.	137	20,734
Occidental Petroleum Corp.	96	6,228
Phillips 66	161	19,344
Pioneer Natural Resources Co.	55	12,625
Valero Energy Corp.	124	17,572
		$291,961

Oil & Gas Services — 0.23%
Halliburton Co.	160	6,480
Schlumberger NV	137	7,987
		$14,467

Packaging & Containers — 0.45%
Amcor PLC	1,095	10,030
Packaging Corp. of America	60	9,213
Sealed Air Corp.	147	4,831
Westrock Co.	128	4,582
		$28,656

Pharmaceuticals — 6.39%
AbbVie, Inc.	369	55,003
Becton Dickinson & Co.	58	14,995
Bristol-Myers Squibb Co.	356	20,662
Cardinal Health, Inc.	130	11,287
Cencora, Inc.	87	15,657
Cigna Group	64	18,308
CVS Health Corp.	147	10,264
Dexcom, Inc. (a)	83	7,744
Eli Lilly & Co.	138	74,124
Henry Schein, Inc. (a)	62	4,604
Johnson & Johnson	308	47,971
McKesson Corp.	51	22,177
Merck & Co., Inc.	533	54,872

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Organon & Co.	163	$2,830
Pfizer, Inc.	848	28,128
Viatris, Inc.	1,081	10,659
Zoetis, Inc.	39	6,785
		$406,070

Pipelines — 0.50%
Kinder Morgan, Inc.	649	10,761
ONEOK, Inc.	153	9,705
Targa Resources Corp.	60	5,143
Williams Cos., Inc.	193	6,502
		$32,111

Real Estate — 0.07%
CBRE Group, Inc., Class A (a)	65	4,801

REITs — 1.49%
AvalonBay Communities, Inc.	30	5,152
Boston Properties, Inc.	74	4,402
Camden Property Trust	37	3,500
Crown Castle, Inc.	41	3,773
Equinix, Inc.	17	12,346
Equity Residential	21	1,233
Extra Space Storage, Inc.	22	2,675
Federal Realty Investment Trust	10	906
Host Hotels & Resorts, Inc.	259	4,162
Iron Mountain, Inc.	131	7,788
Mid-America Apartment Communities, Inc.	28	3,602
Prologis, Inc.	69	7,743
Public Storage	22	5,798
Realty Income Corp.	102	5,094
Regency Centers Corp.	64	3,804
SBA Communications Corp.	14	2,802
Simon Property Group, Inc.	92	9,939
VICI Properties, Inc.	184	5,354
Weyerhaeuser Co.	156	4,783
		$94,856

Retail — 4.63%
Advance Auto Parts, Inc.	34	1,902
AutoZone, Inc. (a)	7	17,780
Bath & Body Works, Inc.	100	3,380
Best Buy Co., Inc.	56	3,890
CarMax, Inc. (a)	64	4,527
Chipotle Mexican Grill, Inc. (a)	6	10,991
Costco Wholesale Corp.	37	20,903
Darden Restaurants, Inc.	58	8,307
Dollar General Corp.	57	6,031
Dollar Tree, Inc. (a)	63	6,706
Genuine Parts Co.	83	11,983
Home Depot, Inc.	156	47,137
Lowe's Cos., Inc.	50	10,392
McDonald's Corp.	65	17,124
O'Reilly Automotive, Inc. (a)	22	19,995
Ross Stores, Inc.	58	6,551
Starbucks Corp.	115	10,496
TJX Cos., Inc.	127	11,288
Tractor Supply Co.	39	7,919

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Ulta Beauty, Inc. (a)	27	$10,785
Walmart, Inc.	314	50,218
Yum! Brands, Inc.	46	5,747
		$294,052

Semiconductors — 6.69%
Analog Devices, Inc.	79	13,832
Applied Materials, Inc.	136	18,829
Broadcom, Inc.	54	44,851
KLA Corp.	44	20,181
Lam Research Corp.	38	23,817
Microchip Technology, Inc.	190	14,830
Micron Technology, Inc.	112	7,619
Monolithic Power Systems, Inc.	15	6,930
NVIDIA Corp.	433	188,351
NXP Semiconductors NV	87	17,393
ON Semiconductor Corp. (a)	176	16,359
Qorvo, Inc. (a)	39	3,723
QUALCOMM, Inc.	165	18,325
Skyworks Solutions, Inc.	66	6,507
Texas Instruments, Inc.	146	23,216
		$424,763

Shipbuilding — 0.12%
Huntington Ingalls Industries, Inc.	39	7,979

Software — 9.02%
Activision Blizzard, Inc.	92	8,614
Adobe, Inc. (a)	30	15,297
Akamai Technologies, Inc. (a)	52	5,540
ANSYS, Inc. (a)	25	7,439
Autodesk, Inc. (a)	22	4,552
Broadridge Financial Solutions, Inc.	31	5,551
Cadence Design Systems, Inc. (a)	55	12,886
Ceridian HCM Holding, Inc. (a)	47	3,189
Electronic Arts, Inc.	43	5,177
Fair Isaac Corp. (a)	5	4,343
Fiserv, Inc. (a)	112	12,652
Intuit, Inc.	20	10,219
Jack Henry & Associates, Inc.	20	3,023
Microsoft Corp.	1,315	415,211
MSCI, Inc.	18	9,235
Oracle Corp.	147	15,570
Paychex, Inc.	51	5,882
Paycom Software, Inc.	11	2,852
PTC, Inc. (a)	35	4,959
Roper Technologies, Inc.	15	7,264
Synopsys, Inc. (a)	29	13,310
		$572,765

Telecommunications — 1.80%
Arista Networks, Inc. (a)	56	10,300
AT&T, Inc.	690	10,364
Cisco Systems, Inc.	912	49,029
Corning, Inc.	38	1,158
Juniper Networks, Inc.	30	834
Motorola Solutions, Inc.	41	11,162
T-Mobile U.S., Inc. (a)	67	9,383

See accompanying notes.

	Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications (continued)
Verizon Communications, Inc.	680	$22,039
		$114,269

Transportation — 1.67%
CH Robinson Worldwide, Inc.	82	7,062
CSX Corp.	485	14,914
Expeditors International of Washington, Inc.	103	11,807
FedEx Corp.	54	14,306
JB Hunt Transport Services, Inc.	42	7,918
Norfolk Southern Corp.	59	11,619
Old Dominion Freight Line, Inc.	24	9,819
Union Pacific Corp.	45	9,163
United Parcel Service, Inc., Class B	125	19,484
		$106,092

Water — 0.07%
American Water Works Co., Inc.	35	4,334
TOTAL COMMON STOCKS		$6,318,872
INVESTMENT COMPANIES — 0.47%	Shares Held	Value

Money Market Fund — 0.47%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)	29,607	$29,607
TOTAL INVESTMENT COMPANIES		$29,607
Total Investments		$6,348,479
Other Assets and Liabilities — 0.06%		4,077
Total Net Assets — 100.00%		$6,352,556

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	24.24%
Consumer, Non-cyclical	19.61%
Communications	13.46%
Financial	12.74%
Consumer, Cyclical	10.38%
Industrial	9.44%
Energy	5.41%
Basic Materials	2.31%
Utilities	1.88%
Money Market Fund	0.47%
Other Assets and Liabilities	0.06%
TOTAL NET ASSETS	100.00%

See accompanying notes.	70

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.55%		Shares Held	Value
Auto Manufacturers — 3.15%
Tesla, Inc. (a)		184,363	$46,131,310
Banks — 5.18%
Bank of America Corp.		1,017,774	27,866,652
JPMorgan Chase & Co.		216,354	31,375,657
Wells Fargo & Co.		405,090	16,551,978
			$75,794,287

Beverages — 2.86%
Coca-Cola Co.		474,647	26,570,739
PepsiCo, Inc.		90,104	15,267,222
			$41,837,961

Chemicals — 1.16%
Linde PLC		45,624	16,988,096
Computers — 10.28%
Accenture PLC, Class A		159,940	49,119,173
Apple, Inc.		591,704	101,305,642
			$150,424,815

Diversified Financial Services — 6.15%
Mastercard, Inc., Class A		117,775	46,628,300
Visa, Inc., Class A		188,828	43,432,329
			$90,060,629

Electric — 0.83%
NextEra Energy, Inc.		211,501	12,116,892
Healthcare — Products — 6.61%
Abbott Laboratories		272,274	26,369,737
Danaher Corp.		174,825	43,374,083
Thermo Fisher Scientific, Inc.		53,173	26,914,577
			$96,658,397

Healthcare — Services — 3.15%
UnitedHealth Group, Inc.		91,355	46,060,277
Household Products — 1.94%
Procter & Gamble Co.		194,801	28,413,674
Insurance — 1.23%
Berkshire Hathaway, Inc., Class B (a)		51,503	18,041,501
Internet — 9.16%
Alphabet, Inc., Class A (a)		419,291	54,868,420
Amazon.com, Inc. (a)		284,376	36,149,877
Meta Platforms, Inc., Class A (a)		143,216	42,994,876
			$134,013,173

Media — 2.27%
Comcast Corp., Class A		442,658	19,627,456
Walt Disney Co. (a)		167,788	13,599,217
			$33,226,673

Oil & Gas — 5.13%
Chevron Corp.		179,737	30,307,253
Exxon Mobil Corp.		380,982	44,795,864
			$75,103,117

See accompanying notes.

	Schedule of Investments
	Principal U.S. Mega-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value
Pharmaceuticals — 9.84%
AbbVie, Inc.		187,131	$27,893,747
Eli Lilly & Co.		43,357	23,288,346
Johnson & Johnson		187,392	29,186,304
Merck & Co., Inc.		263,533	27,130,722
Pfizer, Inc.		1,099,155	36,458,971
			$143,958,090

Retail — 7.70%
Costco Wholesale Corp.		87,290	49,315,358
Home Depot, Inc.		101,337	30,619,988
McDonald's Corp.		57,207	15,070,612
Walmart, Inc.		110,099	17,608,133
			$112,614,091

Semiconductors — 7.94%
Broadcom, Inc.		48,066	39,922,658
NVIDIA Corp.		112,430	48,905,926
Texas Instruments, Inc.		171,747	27,309,490
			$116,138,074

Software — 12.59%
Adobe, Inc. (a)		117,020	59,668,498
Microsoft Corp.		296,148	93,508,731
Salesforce, Inc. (a)		152,787	30,982,148
			$184,159,377

Telecommunications — 2.38%
Cisco Systems, Inc.		648,262	34,850,565
TOTAL COMMON STOCKS			$1,456,590,999
INVESTMENT COMPANIES — 0.41%		Shares Held	Value
Money Market Fund — 0.41%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)		6,076,360	$6,076,360
TOTAL INVESTMENT COMPANIES			$6,076,360
Total Investments			$1,462,667,359
Other Assets and Liabilities — 0.04%			540,618
Total Net Assets — 100.00%			$1,463,207,977

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Technology	30.80%
Consumer, Non-cyclical	24.40%
Communications	13.81%
Financial	12.57%
Consumer, Cyclical	10.85%
Energy	5.13%
Basic Materials	1.16%
Utilities	0.83%
Money Market Fund	0.41%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.	72

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS — 99.49%	Shares Held	Value

Aerospace & Defense — 0.97%
AAR Corp. (a)	273	$16,252
Barnes Group, Inc.	229	7,779
Moog, Inc., Class A	199	22,479
National Presto Industries, Inc.	69	5,000
Triumph Group, Inc. (a)	464	3,554
		$55,064

Agriculture — 0.58%
Andersons, Inc.	274	14,114
Fresh Del Monte Produce, Inc.	387	10,000
Universal Corp.	35	1,652
Vector Group Ltd.	669	7,118
		$32,884

Airlines — 0.21%
SkyWest, Inc. (a)	287	12,037

Apparel — 1.24%
Kontoor Brands, Inc.	482	21,165
Oxford Industries, Inc.	180	17,303
Steven Madden Ltd.	762	24,209
Urban Outfitters, Inc. (a)	226	7,388
		$70,065

Auto Manufacturers — 0.25%
Wabash National Corp.	674	14,235

Auto Parts & Equipment — 1.18%
American Axle & Manufacturing Holdings, Inc. (a)	1,318	9,569
Dorman Products, Inc. (a)	116	8,788
Methode Electronics, Inc.	488	11,151
Standard Motor Products, Inc.	405	13,616
Titan International, Inc. (a)	795	10,677
XPEL, Inc. (a)	169	13,031
		$66,832

Banks — 9.53%
Ameris Bancorp	631	24,224
Atlantic Union Bankshares Corp.	558	16,059
BancFirst Corp.	88	7,632
Bancorp, Inc. (a)	201	6,934
BankUnited, Inc.	301	6,833
Banner Corp.	410	17,376
Central Pacific Financial Corp.	520	8,674
City Holding Co.	137	12,378
Community Bank System, Inc.	212	8,949
Customers Bancorp, Inc. (a)	473	16,295
CVB Financial Corp.	855	14,167
Dime Community Bancshares, Inc.	390	7,784
Eagle Bancorp, Inc.	348	7,465
FB Financial Corp.	386	10,947
First BanCorp	1,483	19,961
First BanCorp/Southern Pines NC	391	11,003
First Commonwealth Financial Corp.	1,055	12,882
First Financial Bancorp	729	14,288
First Hawaiian, Inc.	534	9,639
Hanmi Financial Corp.	519	8,423
Heritage Financial Corp.	707	11,531

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Hilltop Holdings, Inc.	470	$13,329
HomeStreet, Inc.	230	1,792
Hope Bancorp, Inc.	1,231	10,894
Independent Bank Corp.	314	15,414
Independent Bank Group, Inc.	325	12,854
Lakeland Financial Corp.	122	5,790
National Bank Holdings Corp., Class A	231	6,875
NBT Bancorp, Inc.	573	18,158
OFG Bancorp	506	15,109
Park National Corp.	67	6,333
Pathward Financial, Inc.	116	5,346
Preferred Bank	191	11,890
Renasant Corp.	694	18,176
S&T Bancorp, Inc.	577	15,625
Seacoast Banking Corp. of Florida	269	5,907
ServisFirst Bancshares, Inc.	142	7,408
Simmons First National Corp., Class A	570	9,667
Southside Bancshares, Inc.	343	9,844
Stellar Bancorp, Inc.	254	5,415
Tompkins Financial Corp.	237	11,611
Triumph Financial, Inc. (a)	95	6,155
TrustCo Bank Corp.	316	8,624
Trustmark Corp.	583	12,669
United Community Banks, Inc.	780	19,820
Veritex Holdings, Inc.	525	9,424
Walker & Dunlop, Inc.	203	15,071
Westamerica BanCorp	148	6,401
		$539,045

Beverages — 0.46%
MGP Ingredients, Inc.	142	14,978
National Beverage Corp. (a)	230	10,815
		$25,793

Biotechnology — 1.09%
ANI Pharmaceuticals, Inc. (a)	108	6,270
Certara, Inc. (a)	322	4,682
Dynavax Technologies Corp. (a)	1,115	16,468
Innoviva, Inc. (a)	913	11,860
iTeos Therapeutics, Inc. (a)	307	3,362
Ligand Pharmaceuticals, Inc. (a)	72	4,314
NeoGenomics, Inc. (a)	412	5,068
Vir Biotechnology, Inc. (a)	576	5,397
Xencor, Inc. (a)	218	4,393
		$61,814

Building Materials — 3.06%
AAON, Inc.	336	19,108
American Woodmark Corp. (a)	285	21,549
Apogee Enterprises, Inc.	282	13,277
Boise Cascade Co.	298	30,706
Gibraltar Industries, Inc. (a)	421	28,422
Griffon Corp.	188	7,458
Masterbrand, Inc. (a)	1,425	17,314
PGT Innovations, Inc. (a)	771	21,395
SPX Technologies, Inc. (a)	173	14,082
		$173,311

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals — 2.48%
AdvanSix, Inc.	322	$10,008
American Vanguard Corp.	640	6,995
Balchem Corp.	114	14,141
Hawkins, Inc.	136	8,004
HB Fuller Co.	190	13,036
Innospec, Inc.	176	17,987
Koppers Holdings, Inc.	322	12,735
Livent Corp. (a)	467	8,597
Mativ Holdings, Inc.	523	7,458
Minerals Technologies, Inc.	163	8,926
Quaker Chemical Corp.	83	13,280
Rogers Corp. (a)	54	7,099
Stepan Co.	163	12,220
		$140,486

Coal — 1.23%
CONSOL Energy, Inc.	361	37,872
SunCoke Energy, Inc.	1,245	12,637
Warrior Met Coal, Inc.	376	19,206
		$69,715

Commercial Services — 5.73%
Aaron's Co., Inc.	445	4,659
ABM Industries, Inc.	662	26,487
Adtalem Global Education, Inc. (a)	393	16,840
Alarm.com Holdings, Inc. (a)	207	12,656
AMN Healthcare Services, Inc. (a)	242	20,614
CoreCivic, Inc. (a)	1,204	13,545
CorVel Corp. (a)	43	8,456
Cross Country Healthcare, Inc. (a)	625	15,494
Deluxe Corp.	316	5,969
EVERTEC, Inc.	518	19,259
Forrester Research, Inc. (a)	106	3,063
GEO Group, Inc. (a)	1,973	16,139
Green Dot Corp., Class A (a)	563	7,843
Healthcare Services Group, Inc.	368	3,838
Heidrick & Struggles International, Inc.	288	7,206
Kelly Services, Inc., Class A	85	1,546
Korn Ferry	385	18,264
Matthews International Corp., Class A	191	7,432
Medifast, Inc.	109	8,159
Mister Car Wash, Inc. (a)	472	2,601
Monro, Inc.	292	8,109
Payoneer Global, Inc. (a)	865	5,294
Perdoceo Education Corp.	906	15,493
PROG Holdings, Inc. (a)	488	16,206
Resources Connection, Inc.	722	10,765
Strategic Education, Inc.	102	7,676
Stride, Inc. (a)	479	21,569
TrueBlue, Inc. (a)	347	5,090
Upbound Group, Inc.	483	14,224
		$324,496

Computers — 0.94%
Corsair Gaming, Inc. (a)	250	3,632
Insight Enterprises, Inc. (a)	266	38,703
NetScout Systems, Inc. (a)	77	2,158
OneSpan, Inc. (a)	238	2,558

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
TTEC Holdings, Inc.	244	$6,398
		$53,449

Cosmetics & Personal Care — 0.97%
Edgewell Personal Care Co.	224	8,279
elf Beauty, Inc. (a)	267	29,325
Inter Parfums, Inc.	127	17,061
		$54,665

Distribution/Wholesale — 0.76%
G-III Apparel Group Ltd. (a)	330	8,224
Resideo Technologies, Inc. (a)	942	14,883
ScanSource, Inc. (a)	361	10,942
Veritiv Corp.	54	9,121
		$43,170

Diversified Financial Services — 3.14%
Avantax, Inc. (a)	257	6,574
Bread Financial Holdings, Inc.	221	7,558
Brightsphere Investment Group, Inc.	462	8,958
Encore Capital Group, Inc. (a)	160	7,642
Enova International, Inc. (a)	274	13,939
EZCORP, Inc., Class A (a)	1,613	13,307
LendingTree, Inc. (a)	160	2,480
Mr Cooper Group, Inc. (a)	500	26,780
Piper Sandler Cos.	64	9,300
PRA Group, Inc. (a)	197	3,784
Radian Group, Inc.	1,478	37,113
StoneX Group, Inc. (a)	198	19,190
Virtus Investment Partners, Inc.	35	7,070
WisdomTree, Inc.	985	6,895
World Acceptance Corp. (a)	55	6,988
		$177,578

Electric — 0.86%
Avista Corp.	280	9,064
Otter Tail Corp.	412	31,279
Unitil Corp.	192	8,200
		$48,543

Electrical Components & Equipment — 0.83%
Encore Wire Corp.	160	29,193
Insteel Industries, Inc.	319	10,355
Powell Industries, Inc.	90	7,461
		$47,009

Electronics — 3.65%
Advanced Energy Industries, Inc.	236	24,336
Badger Meter, Inc.	188	27,048
Benchmark Electronics, Inc.	692	16,788
Brady Corp., Class A	339	18,618
Comtech Telecommunications Corp.	299	2,616
CTS Corp.	298	12,439
ESCO Technologies, Inc.	191	19,948
Itron, Inc. (a)	142	8,602
OSI Systems, Inc. (a)	137	16,172
Plexus Corp. (a)	196	18,224

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electronics (continued)
Sanmina Corp. (a)	551	$29,908
TTM Technologies, Inc. (a)	907	11,682
		$206,381

Energy — Alternate Sources — 0.33%
FutureFuel Corp.	1,007	7,220
REX American Resources Corp. (a)	280	11,402
		$18,622

Engineering & Construction — 2.39%
Arcosa, Inc.	329	23,655
Comfort Systems USA, Inc.	301	51,294
Dycom Industries, Inc. (a)	88	7,832
Frontdoor, Inc. (a)	536	16,396
Granite Construction, Inc.	208	7,908
MYR Group, Inc. (a)	174	23,448
NV5 Global, Inc. (a)	51	4,908
		$135,441

Entertainment — 0.29%
Golden Entertainment, Inc.	130	4,443
Monarch Casino & Resort, Inc.	85	5,279
Six Flags Entertainment Corp. (a)	292	6,865
		$16,587

Food — 2.20%
Cal-Maine Foods, Inc.	392	18,981
Calavo Growers, Inc.	324	8,174
Chefs' Warehouse, Inc. (a)	197	4,172
Hostess Brands, Inc. (a)	878	29,246
J & J Snack Foods Corp.	65	10,637
John B Sanfilippo & Son, Inc.	119	11,757
Seneca Foods Corp., Class A (a)	102	5,491
Simply Good Foods Co. (a)	306	10,563
SpartanNash Co.	276	6,072
Tootsie Roll Industries, Inc.	228	6,808
TreeHouse Foods, Inc. (a)	208	9,065
United Natural Foods, Inc. (a)	268	3,790
		$124,756

Forest Products & Paper — 0.48%
Mercer International, Inc.	934	8,014
Sylvamo Corp.	432	18,982
		$26,996

Gas — 0.33%
Chesapeake Utilities Corp.	73	7,136
Northwest Natural Holding Co.	301	11,486
		$18,622

Hand/Machine Tools — 0.69%
Enerpac Tool Group Corp.	294	7,770
Franklin Electric Co., Inc.	249	22,218
Kennametal, Inc.	353	8,783
		$38,771

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products — 1.30%
Avanos Medical, Inc. (a)	435	$8,796
BioLife Solutions, Inc. (a)	202	2,790
Embecta Corp.	226	3,401
Glaukos Corp. (a)	50	3,763
Integer Holdings Corp. (a)	105	8,235
LeMaitre Vascular, Inc.	224	12,204
Merit Medical Systems, Inc. (a)	347	23,950
OraSure Technologies, Inc. (a)	651	3,860
Varex Imaging Corp. (a)	93	1,747
Zynex, Inc. (a)	598	4,784
		$73,530

Healthcare — Services — 1.49%
Addus HomeCare Corp. (a)	135	11,501
Agiliti, Inc. (a)	248	1,609
Community Health Systems, Inc. (a)	1,013	2,938
Enhabit, Inc. (a)	661	7,436
Ensign Group, Inc.	181	16,820
Fulgent Genetics, Inc. (a)	151	4,038
Pediatrix Medical Group, Inc. (a)	405	5,148
RadNet, Inc. (a)	218	6,145
Select Medical Holdings Corp.	670	16,931
U.S. Physical Therapy, Inc.	131	12,017
		$84,583

Home Builders — 4.55%
Cavco Industries, Inc. (a)	79	20,987
Century Communities, Inc.	210	14,024
Green Brick Partners, Inc. (a)	430	17,849
Installed Building Products, Inc.	220	27,476
LCI Industries	235	27,593
LGI Homes, Inc. (a)	128	12,735
M/I Homes, Inc. (a)	346	29,078
MDC Holdings, Inc.	452	18,636
Meritage Homes Corp.	321	39,287
Tri Pointe Homes, Inc. (a)	1,065	29,128
Winnebago Industries, Inc.	347	20,629
		$257,422

Home Furnishings — 0.44%
Ethan Allen Interiors, Inc.	539	16,116
iRobot Corp. (a)	38	1,440
Sleep Number Corp. (a)	164	4,033
Xperi, Inc. (a)	364	3,589
		$25,178

Household Products/Wares — 1.14%
Central Garden & Pet Co. (a)	228	10,064
Central Garden & Pet Co., Class A (a)	385	15,435
Quanex Building Products Corp.	662	18,648
WD-40 Co.	100	20,324
		$64,471

Insurance — 2.85%
Ambac Financial Group, Inc. (a)	707	8,527
American Equity Investment Life Holding Co. (a)	449	24,084
AMERISAFE, Inc.	132	6,609

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Assured Guaranty Ltd.	59	$3,571
Employers Holdings, Inc.	163	6,512
Genworth Financial, Inc., Class A (a)	3,842	22,514
Horace Mann Educators Corp.	56	1,645
James River Group Holdings Ltd.	526	8,074
Mercury General Corp.	168	4,709
NMI Holdings, Inc., Class A (a)	1,016	27,524
Palomar Holdings, Inc. (a)	200	10,150
ProAssurance Corp.	89	1,681
Safety Insurance Group, Inc.	23	1,568
SiriusPoint Ltd. (a)	1,274	12,957
Stewart Information Services Corp.	269	11,782
United Fire Group, Inc.	155	3,061
Universal Insurance Holdings, Inc.	463	6,491
		$161,459

Internet — 1.19%
Cars.com, Inc. (a)	280	4,721
Cogent Communications Holdings, Inc.	173	10,709
ePlus, Inc. (a)	274	17,405
HealthStream, Inc.	356	7,683
Liquidity Services, Inc. (a)	326	5,744
Perficient, Inc. (a)	140	8,100
QuinStreet, Inc. (a)	289	2,592
Shutterstock, Inc.	83	3,158
TechTarget, Inc. (a)	125	3,795
Yelp, Inc. (a)	77	3,202
		$67,109

Iron & Steel — 0.57%
ATI, Inc. (a)	322	13,250
Carpenter Technology Corp.	165	11,090
Haynes International, Inc.	164	7,629
		$31,969

Leisure Time — 0.18%
Vista Outdoor, Inc. (a)	311	10,300

Lodging — 0.16%
Marcus Corp.	591	9,161

Machinery — Construction & Mining — 0.10%
Astec Industries, Inc.	119	5,606

Machinery — Diversified — 1.95%
Alamo Group, Inc.	84	14,520
Albany International Corp., Class A	124	10,698
Applied Industrial Technologies, Inc.	223	34,478
CIRCOR International, Inc. (a)	137	7,638
DXP Enterprises, Inc. (a)	367	12,823
Ichor Holdings Ltd. (a)	329	10,186
Lindsay Corp.	54	6,355
Tennant Co.	185	13,718
		$110,416

Media — 0.46%
AMC Networks, Inc., Class A (a)	282	3,322
EW Scripps Co., Class A (a)	928	5,085
Scholastic Corp.	319	12,167

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media (continued)
Thryv Holdings, Inc. (a)	282	$5,293
		$25,867

Metal Fabrication & Hardware — 1.49%
AZZ, Inc.	264	12,033
Mueller Industries, Inc.	504	37,881
Olympic Steel, Inc.	168	9,443
Standex International Corp.	110	16,026
TimkenSteel Corp. (a)	274	5,951
Tredegar Corp.	586	3,170
		$84,504

Miscellaneous Manufacturers — 2.18%
EnPro Industries, Inc.	24	2,909
Fabrinet (a)	223	37,156
Federal Signal Corp.	402	24,011
Hillenbrand, Inc.	257	10,874
John Bean Technologies Corp.	207	21,764
Materion Corp.	129	13,146
Myers Industries, Inc.	657	11,780
Sturm Ruger & Co., Inc.	29	1,512
		$123,152

Office & Business Equipment — 0.13%
Pitney Bowes, Inc.	2,493	7,529

Office Furnishings — 0.38%
HNI Corp.	465	16,103
Interface, Inc.	567	5,562
		$21,665

Oil & Gas — 2.92%
Callon Petroleum Co. (a)	398	15,570
Civitas Resources, Inc.	299	24,180
Comstock Resources, Inc.	938	10,346
CVR Energy, Inc.	490	16,674
Nabors Industries Ltd. (a)	50	6,157
Northern Oil & Gas, Inc.	491	19,753
Par Pacific Holdings, Inc. (a)	661	23,756
Patterson-UTI Energy, Inc.	733	10,145
SM Energy Co.	378	14,988
Talos Energy, Inc. (a)	1,061	17,443
Vital Energy, Inc. (a)	117	6,484
		$165,496

Oil & Gas Services — 1.38%
Archrock, Inc.	570	7,182
Bristow Group, Inc. (a)	214	6,028
DMC Global, Inc. (a)	393	9,617
Dril-Quip, Inc. (a)	175	4,930
Helix Energy Solutions Group, Inc. (a)	683	7,629
NOW, Inc. (a)	1,031	12,238
Oceaneering International, Inc. (a)	371	9,542
Oil States International, Inc. (a)	517	4,327
RPC, Inc.	1,126	10,067
U.S. Silica Holdings, Inc. (a)	457	6,416
		$77,976

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Packaging & Containers — 0.57%
Clearwater Paper Corp. (a)	275	$9,969
O-I Glass, Inc. (a)	1,324	22,150
		$32,119

Pharmaceuticals — 1.83%
AdaptHealth Corp. (a)	358	3,258
Amphastar Pharmaceuticals, Inc. (a)	193	8,876
Anika Therapeutics, Inc. (a)	133	2,478
Catalyst Pharmaceuticals, Inc. (a)	710	8,300
Collegium Pharmaceutical, Inc. (a)	188	4,202
Corcept Therapeutics, Inc. (a)	304	8,282
Eagle Pharmaceuticals, Inc. (a)	153	2,413
Harmony Biosciences Holdings, Inc. (a)	123	4,031
Ironwood Pharmaceuticals, Inc. (a)	1,341	12,914
Owens & Minor, Inc. (a)	431	6,965
Pacira BioSciences, Inc. (a)	52	1,595
Phibro Animal Health Corp., Class A	544	6,947
Prestige Consumer Healthcare, Inc. (a)	333	19,044
Supernus Pharmaceuticals, Inc. (a)	248	6,837
uniQure NV (a)	226	1,516
USANA Health Sciences, Inc. (a)	103	6,037
		$103,695

Real Estate — 0.35%
Cushman & Wakefield PLC (a)	668	5,090
Douglas Elliman, Inc.	1,377	3,112
Kennedy-Wilson Holdings, Inc.	134	1,975
Marcus & Millichap, Inc.	49	1,438
RE/MAX Holdings, Inc., Class A	433	5,603
St. Joe Co.	47	2,554
		$19,772

REITs — 5.04%
Acadia Realty Trust	133	1,909
Alexander & Baldwin, Inc.	100	1,673
American Assets Trust, Inc.	89	1,731
Apollo Commercial Real Estate Finance, Inc.	1,219	12,348
Armada Hoffler Properties, Inc.	939	9,615
ARMOUR Residential REIT, Inc.	1,193	5,070
Brandywine Realty Trust	1,159	5,262
CareTrust REIT, Inc.	461	9,450
Centerspace	27	1,627
Chatham Lodging Trust	131	1,254
Community Healthcare Trust, Inc.	171	5,079
DiamondRock Hospitality Co.	1,136	9,122
Easterly Government Properties, Inc.	514	5,875
Ellington Financial, Inc.	125	1,559
Elme Communities	131	1,787
Essential Properties Realty Trust, Inc.	921	19,921
Four Corners Property Trust, Inc.	642	14,246
Franklin BSP Realty Trust, Inc.	554	7,335
Getty Realty Corp.	377	10,454
Global Net Lease, Inc.	583	5,603
Hudson Pacific Properties, Inc.	863	5,739
Innovative Industrial Properties, Inc.	92	6,961
JBG SMITH Properties	130	1,880
KKR Real Estate Finance Trust, Inc.	127	1,507
LTC Properties, Inc.	393	12,627

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
LXP Industrial Trust	271	$2,412
NexPoint Residential Trust, Inc.	45	1,448
Office Properties Income Trust	402	1,648
Orion Office REIT, Inc.	201	1,047
PennyMac Mortgage Investment Trust	139	1,724
Ready Capital Corp.	1,214	12,274
Redwood Trust, Inc.	205	1,462
Retail Opportunity Investments Corp.	592	7,329
RPT Realty	719	7,593
Safehold, Inc.	140	2,492
Saul Centers, Inc.	132	4,656
Service Properties Trust	1,335	10,266
SITE Centers Corp.	191	2,355
Summit Hotel Properties, Inc.	750	4,350
Sunstone Hotel Investors, Inc.	241	2,253
Tanger Factory Outlet Centers, Inc.	473	10,690
Two Harbors Investment Corp.	1,001	13,253
Uniti Group, Inc.	1,504	7,099
Universal Health Realty Income Trust	194	7,843
Urban Edge Properties	143	2,182
Veris Residential, Inc.	485	8,003
Whitestone REIT	537	5,171
Xenia Hotels & Resorts, Inc.	657	7,739
		$284,923

Retail — 8.41%
Abercrombie & Fitch Co., Class A (a)	213	12,007
Academy Sports & Outdoors, Inc.	589	27,842
America's Car-Mart, Inc. (a)	111	10,100
American Eagle Outfitters, Inc.	609	10,115
Asbury Automotive Group, Inc. (a)	173	39,802
BJ's Restaurants, Inc. (a)	147	3,449
Bloomin' Brands, Inc.	704	17,311
Boot Barn Holdings, Inc. (a)	93	7,551
Brinker International, Inc. (a)	362	11,436
Buckle, Inc.	333	11,119
Caleres, Inc.	443	12,741
Cheesecake Factory, Inc.	179	5,424
Chico's FAS, Inc. (a)	1,703	12,738
Children's Place, Inc. (a)	120	3,244
Chuy's Holdings, Inc. (a)	160	5,693
Cracker Barrel Old Country Store, Inc.	93	6,250
Dave & Buster's Entertainment, Inc. (a)	336	12,455
Designer Brands, Inc., Class A	513	6,495
Dine Brands Global, Inc.	181	8,950
El Pollo Loco Holdings, Inc.	429	3,839
Genesco, Inc. (a)	224	6,904
GMS, Inc. (a)	458	29,298
Group 1 Automotive, Inc.	128	34,395
Guess?, Inc.	330	7,141
Haverty Furniture Cos., Inc.	427	12,289
Hibbett, Inc.	239	11,355
Jack in the Box, Inc.	84	5,801
La-Z-Boy, Inc.	587	18,127
Leslie's, Inc. (a)	534	3,022
MarineMax, Inc. (a)	326	10,699
Movado Group, Inc.	159	4,349
Nu Skin Enterprises, Inc., Class A	55	1,167

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
ODP Corp. (a)	353	$16,291
Patrick Industries, Inc.	295	22,143
PC Connection, Inc.	190	10,142
PriceSmart, Inc.	219	16,300
Sally Beauty Holdings, Inc. (a)	838	7,022
Shoe Carnival, Inc.	323	7,762
Signet Jewelers Ltd.	135	9,694
Sonic Automotive, Inc., Class A	191	9,122
Zumiez, Inc. (a)	233	4,147
		$475,731

Savings & Loans — 2.33%
Axos Financial, Inc. (a)	387	14,652
Banc of California, Inc.	818	10,127
Berkshire Hills Bancorp, Inc.	516	10,346
Brookline Bancorp, Inc.	1,070	9,748
Capitol Federal Financial, Inc.	213	1,016
Northfield Bancorp, Inc.	1,089	10,291
Northwest Bancshares, Inc.	1,127	11,529
Pacific Premier Bancorp, Inc.	731	15,907
Provident Financial Services, Inc.	729	11,146
Washington Federal, Inc.	767	19,650
WSFS Financial Corp.	470	17,155
		$131,567

Semiconductors — 2.84%
Alpha & Omega Semiconductor Ltd. (a)	180	5,371
Axcelis Technologies, Inc. (a)	171	27,882
Cohu, Inc. (a)	227	7,818
Diodes, Inc. (a)	247	19,473
Kulicke & Soffa Industries, Inc.	344	16,729
MaxLinear, Inc. (a)	209	4,650
Onto Innovation, Inc. (a)	125	15,940
Photronics, Inc. (a)	638	12,894
Rambus, Inc. (a)	364	20,308
Semtech Corp. (a)	454	11,690
SMART Global Holdings, Inc. (a)	317	7,719
Veeco Instruments, Inc. (a)	363	10,204
		$160,678

Software — 2.84%
Adeia, Inc.	1,781	19,021
Agilysys, Inc. (a)	74	4,896
Avid Technology, Inc. (a)	153	4,111
Computer Programs & Systems, Inc. (a)	311	4,957
Consensus Cloud Solutions, Inc. (a)	146	3,676
CSG Systems International, Inc.	147	7,515
Digi International, Inc. (a)	371	10,017
Digital Turbine, Inc. (a)	484	2,928
Donnelley Financial Solutions, Inc. (a)	262	14,745
DoubleVerify Holdings, Inc. (a)	484	13,528
Ebix, Inc.	575	5,681
NextGen Healthcare, Inc. (a)	349	8,282
PDF Solutions, Inc. (a)	128	4,147
Progress Software Corp.	314	16,510
Simulations Plus, Inc.	93	3,878
SPS Commerce, Inc. (a)	117	19,962
Veradigm, Inc. (a)	476	6,255

See accompanying notes.

	Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software (continued)
Verra Mobility Corp. (a)	563	$10,528
		$160,637

Telecommunications — 0.86%
A10 Networks, Inc.	104	1,563
ATN International, Inc.	98	3,093
Clearfield, Inc. (a)	84	2,407
Extreme Networks, Inc. (a)	410	9,926
Harmonic, Inc. (a)	418	4,025
InterDigital, Inc.	183	14,684
Lumen Technologies, Inc. (a)	3,203	4,548
NETGEAR, Inc. (a)	75	944
Shenandoah Telecommunications Co.	255	5,256
Viavi Solutions, Inc. (a)	233	2,130
		$48,576

Textiles — 0.17%
UniFirst Corp.	60	9,781
Transportation — 2.54%
ArcBest Corp.	162	16,467
Dorian LPG Ltd.	205	5,890
Forward Air Corp.	188	12,923
Heartland Express, Inc.	992	14,573
Hub Group, Inc., Class A (a)	336	26,389
Marten Transport Ltd.	607	11,964
Matson, Inc.	253	22,446
RXO, Inc. (a)	810	15,981
World Kinect Corp.	753	16,890
		$143,523

Water — 0.98%
American States Water Co.	243	19,119
California Water Service Group	365	17,268
Middlesex Water Co.	96	6,360
SJW Group	209	12,563

		$55,310
TOTAL COMMON STOCKS		$5,630,072
INVESTMENT COMPANIES — 0.42%	Shares Held	Value
Money Market Fund — 0.42%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)	23,890	$23,890
TOTAL INVESTMENT COMPANIES		$23,890
Total Investments		$5,653,962
Other Assets and Liabilities — 0.09%		4,830
Total Net Assets — 100.00%		$5,658,792

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

See accompanying notes.	84

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2023 (unaudited)

Portfolio Summary
Sector	Percent
Financial	23.23%
Industrial	20.42%
Consumer, Cyclical	18.24%
Consumer, Non-cyclical	16.80%
Technology	6.76%
Energy	5.86%
Basic Materials	3.52%
Communications	2.50%
Utilities	2.16%
Money Market Fund	0.42%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.56%		Shares Held	Value

Advertising — 0.02%
Stagwell, Inc. (a)		11,287	$52,936

Aerospace & Defense — 0.24%
Barnes Group, Inc.		7,783	264,389
Moog, Inc., Class A		3,945	445,627
			$710,016

Agriculture — 0.08%
Fresh Del Monte Produce, Inc.		4,575	118,218
Turning Point Brands, Inc.		4,812	111,109
			$229,327

Apparel — 1.18%
Crocs, Inc. (a)		16,731	1,476,176
Ermenegildo Zegna NV		4,956	68,988
Kontoor Brands, Inc.		7,377	323,924
Oxford Industries, Inc.		2,770	266,280
Steven Madden Ltd.		13,678	434,550
Urban Outfitters, Inc. (a)		29,573	966,741
			$3,536,659

Auto Manufacturers — 0.14%
Wabash National Corp.		20,400	430,848

Auto Parts & Equipment — 0.62%
Dorman Products, Inc. (a)		2,309	174,930
Fox Factory Holding Corp. (a)		3,259	322,902
Methode Electronics, Inc.		4,957	113,267
Shyft Group, Inc.		9,447	141,422
Standard Motor Products, Inc.		2,361	79,377
Visteon Corp. (a)		5,606	774,020
XPEL, Inc. (a)		3,213	247,754
			$1,853,672

Banks — 4.61%
1st Source Corp.		2,682	112,885
Amalgamated Financial Corp.		9,094	156,599
Ameris Bancorp		20,314	779,855
Associated Banc-Corp.		98,549	1,686,173
Atlantic Union Bankshares Corp.		16,171	465,401
Bancorp, Inc. (a)		15,926	549,447
Bank of NT Butterfield & Son Ltd.		9,685	262,270
Cadence Bank		74,740	1,585,983
Central Pacific Financial Corp.		10,114	168,702
City Holding Co.		3,563	321,917
Enterprise Financial Services Corp.		8,092	303,450
First BanCorp		68,511	922,158
First BanCorp/Southern Pines NC		11,152	313,817
First Bancshares, Inc.		7,672	206,914
First Financial Bancorp		15,478	303,369
First Foundation, Inc.		19,388	117,879
Heartland Financial USA, Inc.		8,838	260,102
Hilltop Holdings, Inc.		19,512	553,360
International Bancshares Corp.		12,764	553,192
NBT Bancorp, Inc.		10,735	340,192
Pathward Financial, Inc.		13,273	611,753
Peoples Bancorp, Inc.		6,581	167,026
Preferred Bank		4,576	284,856

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Banks (continued)
Premier Financial Corp.		7,531	$128,479
Renasant Corp.		11,065	289,792
S&T Bancorp, Inc.		8,187	221,704
Tompkins Financial Corp.		2,021	99,009
Towne Bank		9,656	221,412
TriCo Bancshares		4,140	132,604
United Bankshares, Inc.		26,165	721,892
United Community Banks, Inc.		31,893	810,401
WesBanco, Inc.		8,086	197,460
			$13,850,053

Beverages — 0.54%
Coca-Cola Consolidated, Inc.		1,066	678,317
Duckhorn Portfolio, Inc. (a)		12,222	125,398
MGP Ingredients, Inc.		3,539	373,294
Primo Water Corp.		23,646	326,315
Vita Coco Co., Inc. (a)		4,855	126,424
			$1,629,748

Biotechnology — 3.11%
ACADIA Pharmaceuticals, Inc. (a)		44,242	922,003
ADMA Biologics, Inc. (a)		72,915	261,036
Amicus Therapeutics, Inc. (a)		71,193	865,707
Arcus Biosciences, Inc. (a)		31,006	556,558
Avid Bioservices, Inc. (a)		7,312	69,025
Bridgebio Pharma, Inc. (a)		9,567	252,282
Chinook Therapeutics, Inc. (a),(b)		9,658	3,863
Cytek Biosciences, Inc. (a)		24,292	134,092
Dynavax Technologies Corp. (a)		47,136	696,199
Emergent BioSolutions, Inc. (a)		23,802	80,927
Halozyme Therapeutics, Inc. (a)		50,574	1,931,927
Innoviva, Inc. (a)		20,771	269,815
Intercept Pharmaceuticals, Inc. (a)		28,802	533,989
iTeos Therapeutics, Inc. (a)		9,811	107,430
Ligand Pharmaceuticals, Inc. (a)		3,682	220,625
Prothena Corp. PLC (a)		14,307	690,313
REGENXBIO, Inc. (a)		13,522	222,572
Rigel Pharmaceuticals, Inc. (a)		56,621	61,151
Syndax Pharmaceuticals, Inc. (a)		25,998	377,491
Veracyte, Inc. (a)		23,803	531,521
Vir Biotechnology, Inc. (a)		31,279	293,084
Xencor, Inc. (a)		12,788	257,678
			$9,339,288

Building Materials — 2.07%
AAON, Inc.		11,881	675,672
American Woodmark Corp. (a)		4,102	310,152
Apogee Enterprises, Inc.		3,983	187,520
Boise Cascade Co.		9,981	1,028,442
Gibraltar Industries, Inc. (a)		5,562	375,491
JELD-WEN Holding, Inc. (a)		18,078	241,522
Masonite International Corp. (a)		5,279	492,108
Modine Manufacturing Co. (a)		8,498	388,784
PGT Innovations, Inc. (a)		12,080	335,220
Summit Materials, Inc., Class A (a)		28,681	893,126
UFP Industries, Inc.		12,674	1,297,818
			$6,225,855

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Chemicals — 1.09%
AdvanSix, Inc.		5,568	$173,053
American Vanguard Corp.		4,986	54,497
Balchem Corp.		4,464	553,715
Ingevity Corp. (a)		11,576	551,133
Innospec, Inc.		3,961	404,814
Intrepid Potash, Inc. (a)		8,554	215,219
Koppers Holdings, Inc.		3,978	157,330
Quaker Chemical Corp.		3,548	567,680
Tronox Holdings PLC		44,420	597,005
			$3,274,446

Coal — 2.50%
Alpha Metallurgical Resources, Inc.		10,383	2,696,777
Arch Resources, Inc.		8,570	1,462,556
CONSOL Energy, Inc.		14,714	1,543,646
Ramaco Resources, Inc., Class A		16,902	185,753
Ramaco Resources, Inc., Class B		3,380	40,323
SunCoke Energy, Inc.		35,027	355,524
Warrior Met Coal, Inc.		24,119	1,231,999
			$7,516,578

Commercial Services — 7.23%
Adtalem Global Education, Inc. (a)		4,456	190,940
Alarm.com Holdings, Inc. (a)		7,673	469,127
AMN Healthcare Services, Inc. (a)		25,432	2,166,298
Barrett Business Services, Inc.		2,388	215,493
Brink's Co.		6,568	477,100
Carriage Services, Inc.		2,184	61,698
Cass Information Systems, Inc.		2,747	102,326
CBIZ, Inc. (a)		7,382	383,126
Chegg, Inc. (a)		55,752	497,308
CorVel Corp. (a)		2,174	427,517
CRA International, Inc.		2,787	280,818
Cross Country Healthcare, Inc. (a)		23,954	593,820
Ennis, Inc.		4,825	102,387
EVERTEC, Inc.		17,212	639,942
First Advantage Corp.		11,794	162,639
GEO Group, Inc. (a)		99,538	814,221
Green Dot Corp., Class A (a)		14,987	208,769
Hackett Group, Inc.		8,060	190,135
Heidrick & Struggles International, Inc.		4,392	109,888
Herc Holdings, Inc.		14,260	1,696,084
Huron Consulting Group, Inc. (a)		4,900	510,384
I3 Verticals, Inc., Class A (a)		7,093	149,946
Insperity, Inc.		6,758	659,581
John Wiley & Sons, Inc., Class A		8,529	317,023
Kforce, Inc.		5,444	324,789
Korn Ferry		9,956	472,313
Matthews International Corp., Class A		4,833	188,052
Medifast, Inc.		5,874	439,669
Monro, Inc.		5,398	149,902
Payoneer Global, Inc. (a)		117,260	717,631
Perdoceo Education Corp.		8,352	142,819
Progyny, Inc. (a)		26,282	894,114
R1 RCM, Inc. (a)		65,439	986,166
Repay Holdings Corp. (a)		45,694	346,817
Resources Connection, Inc.		8,231	122,724
SP Plus Corp. (a)		3,664	132,270

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Commercial Services (continued)
StoneCo Ltd., Class A (a)		220,855	$2,356,523
Strategic Education, Inc.		2,211	166,378
Stride, Inc. (a)		8,816	396,984
Target Hospitality Corp. (a),(c)		14,393	228,561
Transcat, Inc. (a)		2,312	226,507
TriNet Group, Inc. (a)		12,605	1,468,230
V2X, Inc. (a)		2,755	142,323
ZipRecruiter, Inc., Class A (a)		33,915	406,641
			$21,735,983

Computers — 3.80%
ExlService Holdings, Inc. (a)		34,980	980,839
Insight Enterprises, Inc. (a)		8,080	1,175,640
Integral Ad Science Holding Corp. (a)		8,820	104,870
Maximus, Inc.		13,504	1,008,479
Mitek Systems, Inc. (a)		12,611	135,190
Parsons Corp. (a)		19,580	1,064,173
Qualys, Inc. (a)		10,145	1,547,620
Super Micro Computer, Inc. (a)		19,720	5,407,618
			$11,424,429

Cosmetics & Personal Care — 1.03%
Edgewell Personal Care Co.		9,362	346,019
elf Beauty, Inc. (a)		21,013	2,307,858
Inter Parfums, Inc.		3,381	454,204
			$3,108,081

Distribution & Wholesale — 0.14%
Rush Enterprises, Inc., Class A		10,546	430,593

Distribution/Wholesale — 0.26%
G-III Apparel Group Ltd. (a)		13,119	326,925
ScanSource, Inc. (a)		4,565	138,365
Titan Machinery, Inc. (a)		12,329	327,705
			$792,995

Diversified Financial Services — 4.83%
AssetMark Financial Holdings, Inc. (a)		4,522	113,412
BGC Group, Inc., Class A		69,803	368,560
Enact Holdings, Inc.		5,773	157,199
Enova International, Inc. (a)		11,775	598,994
EZCORP, Inc., Class A (a)		25,178	207,718
Federal Agricultural Mortgage Corp., Class C		3,418	527,397
Federated Hermes, Inc.		32,493	1,100,538
Houlihan Lokey, Inc.		19,316	2,069,130
International Money Express, Inc. (a)		14,847	251,360
LendingTree, Inc. (a)		11,733	181,861
Moelis & Co., Class A		31,564	1,424,483
Nelnet, Inc., Class A		1,927	172,120
PennyMac Financial Services, Inc.		17,217	1,146,652
Perella Weinberg Partners		14,541	148,027
Piper Sandler Cos.		5,402	784,964
PJT Partners, Inc., Class A		10,081	800,835
Radian Group, Inc.		65,409	1,642,420
StepStone Group, Inc., Class A		16,284	514,249
StoneX Group, Inc. (a)		5,779	560,101
Victory Capital Holdings, Inc., Class A		17,923	597,553
Virtus Investment Partners, Inc.		4,010	809,980

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
World Acceptance Corp. (a)	2,599	$330,229
		$14,507,782

Electric — 1.69%
ALLETE, Inc.	17,212	908,794
Otter Tail Corp.	9,997	758,972
PNM Resources, Inc.	36,431	1,625,187
Portland General Electric Co.	39,797	1,610,982
Unitil Corp.	4,015	171,481
		$5,075,416

Electrical Components & Equipment — 1.15%
Belden, Inc.	9,241	892,219
Encore Wire Corp.	6,276	1,145,119
Energizer Holdings, Inc.	13,420	429,977
Insteel Industries, Inc.	4,116	133,605
Novanta, Inc. (a)	4,278	613,636
Powell Industries, Inc.	3,069	254,420
		$3,468,976

Electronics — 2.71%
Advanced Energy Industries, Inc.	6,523	672,652
Allient, Inc.	2,536	78,413
Atkore, Inc. (a)	14,756	2,201,448
Badger Meter, Inc.	4,132	594,471
Benchmark Electronics, Inc.	8,500	206,210
Brady Corp., Class A	7,327	402,399
CTS Corp.	5,706	238,168
ESCO Technologies, Inc.	3,187	332,850
Knowles Corp. (a)	24,870	368,325
Mesa Laboratories, Inc.	1,637	172,000
Napco Security Technologies, Inc.	11,125	247,531
OSI Systems, Inc. (a)	3,251	383,748
Plexus Corp. (a)	5,419	503,859
Sanmina Corp. (a)	13,733	745,427
TTM Technologies, Inc. (a)	19,097	245,969
Vishay Intertechnology, Inc.	29,997	741,526
		$8,134,996

Energy — Alternate Sources — 0.07%
Montauk Renewables, Inc. (a)	16,297	148,466
REX American Resources Corp. (a)	1,793	73,011
		$221,477

Engineering & Construction — 2.14%
Arcosa, Inc.	6,896	495,822
Comfort Systems USA, Inc.	7,811	1,331,073
EMCOR Group, Inc.	9,824	2,066,871
Exponent, Inc.	6,374	545,614
Frontdoor, Inc. (a)	14,111	431,656
MYR Group, Inc. (a)	2,960	398,890
NV5 Global, Inc. (a)	4,258	409,747
Sterling Infrastructure, Inc. (a)	10,152	745,969
		$6,425,642

Entertainment — 0.23%
Atlanta Braves Holdings, Inc., Class C (a)	3,782	135,131

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Entertainment (continued)
Monarch Casino & Resort, Inc.		1,954	$121,343
RCI Hospitality Holdings, Inc.		1,738	105,427
Red Rock Resorts, Inc., Class A		7,939	325,499
			$687,400

Environmental Control — 0.14%
Energy Recovery, Inc. (a)		9,658	204,846
Heritage-Crystal Clean, Inc. (a)		4,676	212,057
			$416,903

Food — 1.22%
Hostess Brands, Inc. (a)		24,376	811,965
Lancaster Colony Corp.		4,287	707,484
Simply Good Foods Co. (a)		13,539	467,366
Sprouts Farmers Market, Inc. (a)		33,969	1,453,873
Tootsie Roll Industries, Inc.		3,070	91,670
Weis Markets, Inc.		2,200	138,600
			$3,670,958

Forest Products & Paper — 0.25%
Sylvamo Corp.		17,338	761,832

Gas — 0.31%
New Jersey Resources Corp.		22,748	924,251

Hand/Machine Tools — 0.35%
Franklin Electric Co., Inc.		5,102	455,252
Kennametal, Inc.		23,514	585,028
			$1,040,280

Healthcare — Products — 4.21%
Alphatec Holdings, Inc. (a)		24,527	318,115
Avanos Medical, Inc. (a)		6,871	138,932
CONMED Corp.		9,672	975,421
Embecta Corp.		16,565	249,303
Haemonetics Corp. (a)		11,033	988,336
Integer Holdings Corp. (a)		7,568	593,558
Lantheus Holdings, Inc. (a)		23,657	1,643,688
LeMaitre Vascular, Inc.		2,319	126,339
LivaNova PLC (a)		17,652	933,438
Merit Medical Systems, Inc. (a)		7,611	525,311
Neogen Corp. (a)		58,658	1,087,519
OmniAb, Inc., Earnout Shares (a)		1,130	—
OmniAb, Inc., Earnout Shares (a)		1,130	—
Omnicell, Inc. (a)		12,773	575,296
OraSure Technologies, Inc. (a)		15,742	93,350
Orthofix Medical, Inc. (a)		10,757	138,335
Shockwave Medical, Inc. (a)		9,732	1,937,641
Silk Road Medical, Inc. (a)		17,813	267,017
STAAR Surgical Co. (a)		19,844	797,332
Tactile Systems Technology, Inc. (a)		4,878	68,536
TransMedics Group, Inc. (a)		10,474	573,452
UFP Technologies, Inc. (a)		2,316	373,918
Varex Imaging Corp. (a)		7,930	149,005
Zimvie, Inc. (a)		5,545	52,179
Zynex, Inc. (a)		6,638	53,104
			$12,659,125

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services — 2.20%
Addus HomeCare Corp. (a)	2,626	$223,709
Agiliti, Inc. (a)	7,775	50,460
Cano Health, Inc. (a)	95,426	24,200
DocGo, Inc. (a)	17,391	92,694
Ensign Group, Inc.	7,466	693,815
Fulgent Genetics, Inc. (a)	6,425	171,804
HealthEquity, Inc. (a)	23,374	1,707,471
Medpace Holdings, Inc. (a)	10,381	2,513,551
ModivCare, Inc. (a)	3,517	110,821
Pediatrix Medical Group, Inc. (a)	21,456	272,706
RadNet, Inc. (a)	5,157	145,376
Select Medical Holdings Corp.	15,010	379,303
U.S. Physical Therapy, Inc.	2,522	231,343
		$6,617,253

Home Builders — 2.33%
Beazer Homes USA, Inc. (a)	4,710	117,326
Cavco Industries, Inc. (a)	1,180	313,479
Century Communities, Inc.	5,026	335,636
Green Brick Partners, Inc. (a)	5,142	213,445
Hovnanian Enterprises, Inc., Class A (a)	1,502	152,693
Installed Building Products, Inc.	4,182	522,290
KB Home	24,871	1,151,030
LGI Homes, Inc. (a)	3,823	380,350
M/I Homes, Inc. (a)	4,971	417,763
MDC Holdings, Inc.	10,155	418,691
Meritage Homes Corp.	7,090	867,745
Skyline Champion Corp. (a)	6,474	412,523
Taylor Morrison Home Corp. (a)	15,514	661,052
Tri Pointe Homes, Inc. (a)	15,128	413,751
Winnebago Industries, Inc.	10,412	618,993
		$6,996,767

Home Furnishings — 0.26%
Ethan Allen Interiors, Inc.	5,282	157,932
MillerKnoll, Inc.	18,955	463,449
Sleep Number Corp. (a)	5,871	144,368
		$765,749

Household Products/Wares — 0.57%
ACCO Brands Corp.	24,261	139,258
Helen of Troy Ltd. (a)	8,847	1,031,206
WD-40 Co.	2,640	536,554
		$1,707,018

Insurance — 4.29%
Ambac Financial Group, Inc. (a)	20,683	249,437
American Equity Investment Life Holding Co. (a)	35,285	1,892,687
CNO Financial Group, Inc.	47,673	1,131,280
Essent Group Ltd.	26,471	1,251,814
Jackson Financial, Inc., Class A	56,404	2,155,761
Kinsale Capital Group, Inc.	7,020	2,907,193
NMI Holdings, Inc., Class A (a)	17,392	471,149
Palomar Holdings, Inc. (a)	6,330	321,247
RLI Corp.	8,490	1,153,706
Selective Insurance Group, Inc.	12,486	1,288,181

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Insurance (continued)
Universal Insurance Holdings, Inc.		5,584	$78,288
			$12,900,743

Internet — 1.86%
1-800-Flowers.com, Inc., Class A (a)		6,782	47,474
Cargurus, Inc. (a)		37,033	648,818
Cars.com, Inc. (a)		12,643	213,161
Figs, Inc., Class A (a)		76,551	451,651
HealthStream, Inc.		2,905	62,690
Open Lending Corp., Class A (a)		29,962	219,322
Perficient, Inc. (a)		7,069	409,012
Q2 Holdings, Inc. (a)		17,658	569,824
QuinStreet, Inc. (a)		9,887	88,686
Revolve Group, Inc. (a)		22,388	304,701
Shutterstock, Inc.		15,993	608,533
Squarespace, Inc., Class A (a)		17,460	505,816
Yelp, Inc. (a)		19,525	812,045
Ziff Davis, Inc. (a)		10,365	660,147
			$5,601,880

Iron & Steel — 0.76%
Commercial Metals Co.		43,119	2,130,510
Haynes International, Inc.		3,544	164,867
			$2,295,377

Leisure Time — 0.17%
Acushnet Holdings Corp.		6,164	326,939
Malibu Boats, Inc., Class A (a)		2,168	106,275
MasterCraft Boat Holdings, Inc. (a)		3,979	88,413
			$521,627

Machinery — Construction & Mining — 0.68%
Terex Corp.		35,433	2,041,649

Machinery — Diversified — 1.68%
Alamo Group, Inc.		2,051	354,536
Albany International Corp., Class A		6,075	524,151
Applied Industrial Technologies, Inc.		8,237	1,273,522
CSW Industrials, Inc.		2,974	521,164
GrafTech International Ltd.		60,417	231,397
Kadant, Inc.		2,487	560,943
Mueller Water Products, Inc., Class A		28,704	363,967
Tennant Co.		2,522	187,006
Thermon Group Holdings, Inc. (a)		7,189	197,482
Watts Water Technologies, Inc., Class A		4,819	832,820
			$5,046,988

Media — 0.31%
AMC Networks, Inc., Class A (a)		7,895	93,003
Gray Television, Inc.		33,080	228,913
Liberty Latin America Ltd., Class C (a)		42,805	349,289
Sinclair, Inc.		23,972	268,966
			$940,171

Metal Fabrication & Hardware — 1.22%
Mueller Industries, Inc.		13,552	1,018,568
Olympic Steel, Inc.		5,000	281,050
Proto Labs, Inc. (a)		7,914	208,930

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Metal Fabrication & Hardware (continued)
RBC Bearings, Inc. (a)		6,493	$1,520,206
Ryerson Holding Corp.		10,545	306,754
Standex International Corp.		2,351	342,517
			$3,678,025

Mining — 0.21%
Constellium SE (a)		34,804	633,433

Miscellaneous Manufacturers — 1.05%
Fabrinet (a)		7,196	1,198,997
Federal Signal Corp.		12,123	724,107
Hillenbrand, Inc.		12,254	518,467
Materion Corp.		4,580	466,748
Smith & Wesson Brands, Inc.		9,985	128,906
Sturm Ruger & Co., Inc.		2,158	112,475
			$3,149,700

Office & Business Equipment — 0.26%
Xerox Holdings Corp.		49,534	777,188

Oil & Gas — 5.19%
Berry Corp.		13,970	114,554
California Resources Corp.		14,990	839,590
Callon Petroleum Co. (a)		26,906	1,052,563
Chord Energy Corp.		8,342	1,351,988
Civitas Resources, Inc.		10,721	867,007
Comstock Resources, Inc.		84,235	929,112
CVR Energy, Inc.		13,361	454,675
Denbury, Inc. (a)		9,673	948,051
Magnolia Oil & Gas Corp., Class A		32,173	737,083
Matador Resources Co.		24,706	1,469,513
Par Pacific Holdings, Inc. (a)		12,608	453,131
PBF Energy, Inc., Class A		45,805	2,451,942
Permian Resources Corp.		129,753	1,811,352
Ring Energy, Inc. (a)		48,961	95,474
Sitio Royalties Corp., Class A		13,058	316,134
Talos Energy, Inc. (a)		28,946	475,872
Weatherford International PLC (a)		13,519	1,221,171
			$15,589,212

Oil & Gas Services — 0.71%
Archrock, Inc.		15,710	197,946
Aris Water Solutions, Inc., Class A		14,421	143,922
ChampionX Corp.		31,147	1,109,456
Expro Group Holdings NV (a)		14,116	327,915
Helix Energy Solutions Group, Inc. (a)		30,696	342,874
			$2,122,113

Packaging & Containers — 0.40%
Greif, Inc., Class A		7,902	527,933
O-I Glass, Inc. (a)		40,696	680,844
			$1,208,777

Pharmaceuticals — 3.05%
AbCellera Biologics, Inc. (a),(c)		54,276	249,670
AdaptHealth Corp. (a)		32,013	291,318
Alector, Inc. (a)		20,157	130,617
Alkermes PLC (a)		36,786	1,030,376

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc. (a)		6,186	$284,494
BellRing Brands, Inc. (a)		23,150	954,474
Catalyst Pharmaceuticals, Inc. (a)		41,717	487,672
Collegium Pharmaceutical, Inc. (a)		12,164	271,865
Corcept Therapeutics, Inc. (a)		23,007	626,826
Eagle Pharmaceuticals, Inc. (a)		4,751	74,923
Harmony Biosciences Holdings, Inc. (a)		20,116	659,201
Herbalife Ltd. (a)		41,703	583,425
Ironwood Pharmaceuticals, Inc. (a)		63,001	606,700
Option Care Health, Inc. (a)		30,569	988,907
Pacira BioSciences, Inc. (a)		15,749	483,179
PetIQ, Inc. (a)		8,214	161,816
Prestige Consumer Healthcare, Inc. (a)		7,765	444,080
Revance Therapeutics, Inc. (a)		10,172	116,673
Seres Therapeutics, Inc. (a)		23,350	55,573
SIGA Technologies, Inc.		27,816	146,034
Supernus Pharmaceuticals, Inc. (a)		12,324	339,773
USANA Health Sciences, Inc. (a)		1,896	111,125
Vanda Pharmaceuticals, Inc. (a)		17,524	75,704
			$9,174,425

Pipelines — 0.05%
Kinetik Holdings, Inc. (c)		4,386	148,028

Real Estate — 0.61%
Cushman & Wakefield PLC (a)		126,288	962,315
Marcus & Millichap, Inc.		10,286	301,791
McGrath RentCorp		4,672	468,321
RE/MAX Holdings, Inc., Class A		8,529	110,365
			$1,842,792

REITs — 5.16%
Agree Realty Corp.		30,788	1,700,729
American Assets Trust, Inc.		27,769	540,107
Broadstone Net Lease, Inc.		52,762	754,497
CareTrust REIT, Inc.		33,542	687,611
Community Healthcare Trust, Inc.		7,372	218,948
Easterly Government Properties, Inc.		52,270	597,446
Empire State Realty Trust, Inc., Class A		76,613	615,968
Essential Properties Realty Trust, Inc.		44,995	973,242
Four Corners Property Trust, Inc.		23,085	512,256
Getty Realty Corp.		15,903	440,990
Global Net Lease, Inc.		37,459	359,981
Industrial Logistics Properties Trust		65,667	189,778
Innovative Industrial Properties, Inc.		19,377	1,466,064
Office Properties Income Trust		34,990	143,459
Piedmont Office Realty Trust, Inc., Class A		93,157	523,542
PotlatchDeltic Corp.		25,260	1,146,551
STAG Industrial, Inc.		59,303	2,046,547
Tanger Factory Outlet Centers, Inc.		47,335	1,069,771
Terreno Realty Corp.		24,297	1,380,070
Universal Health Realty Income Trust		3,267	132,085
			$15,499,642

Retail — 5.19%
Academy Sports & Outdoors, Inc.		21,436	1,013,280
Asbury Automotive Group, Inc. (a)		4,127	949,499
Bloomin' Brands, Inc.		26,632	654,881

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
BlueLinx Holdings, Inc. (a)	3,931	$322,696
Buckle, Inc.	9,573	319,642
Chuy's Holdings, Inc. (a)	2,102	74,789
Denny's Corp. (a)	12,314	104,300
Destination XL Group, Inc. (a)	16,296	73,006
Dillard's, Inc., Class A	2,897	958,357
FirstCash Holdings, Inc.	9,105	913,960
Foot Locker, Inc.	43,910	761,839
Genesco, Inc. (a)	4,102	126,424
GMS, Inc. (a)	8,530	545,664
Group 1 Automotive, Inc.	3,049	819,297
Haverty Furniture Cos., Inc.	2,790	80,296
Hibbett, Inc.	6,063	288,053
Jack in the Box, Inc.	5,900	407,454
La-Z-Boy, Inc.	6,472	199,855
MarineMax, Inc. (a)	10,143	332,893
Movado Group, Inc.	3,545	96,956
Murphy USA, Inc.	5,385	1,840,216
National Vision Holdings, Inc. (a)	15,736	254,609
OneWater Marine, Inc., Class A (a)	2,544	65,177
Patrick Industries, Inc.	3,187	239,216
PriceSmart, Inc.	2,777	206,692
Sally Beauty Holdings, Inc. (a)	23,359	195,748
Shoe Carnival, Inc.	6,945	166,888
Sonic Automotive, Inc., Class A	6,051	288,996
Texas Roadhouse, Inc.	14,738	1,416,322
Wingstop, Inc.	9,804	1,763,151
Winmark Corp.	284	105,969
		$15,586,125

Savings & Loans — 0.30%
OceanFirst Financial Corp.	12,756	184,579
Washington Federal, Inc.	28,491	729,940
		$914,519

Semiconductors — 3.91%
Amkor Technology, Inc.	38,071	860,405
Axcelis Technologies, Inc. (a)	15,808	2,577,494
Cohu, Inc. (a)	7,969	274,452
Diodes, Inc. (a)	7,038	554,876
Kulicke & Soffa Industries, Inc.	14,439	702,168
MACOM Technology Solutions Holdings, Inc. (a)	14,884	1,214,237
MaxLinear, Inc. (a)	16,749	372,665
Onto Innovation, Inc. (a)	7,157	912,661
Photronics, Inc. (a)	23,199	468,852
Power Integrations, Inc.	12,316	939,834
Rambus, Inc. (a)	28,597	1,595,427
Semtech Corp. (a)	45,235	1,164,801
Vishay Precision Group, Inc. (a)	3,252	109,202
		$11,747,074

Software — 3.19%
8x8, Inc. (a)	39,069	98,454
ACI Worldwide, Inc. (a)	26,279	592,854
Adeia, Inc.	22,363	238,837
Agilysys, Inc. (a)	5,168	341,915
Apollo Medical Holdings, Inc. (a)	5,138	158,507
Avid Technology, Inc. (a)	7,667	206,012

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Software (continued)
CommVault Systems, Inc. (a)		10,837	$732,690
Computer Programs & Systems, Inc. (a)		2,453	39,101
Digi International, Inc. (a)		10,185	274,995
Donnelley Financial Solutions, Inc. (a)		10,348	582,385
Ebix, Inc. (c)		18,645	184,213
EngageSmart, Inc. (a)		14,681	264,111
Envestnet, Inc. (a)		15,736	692,856
Everbridge, Inc. (a)		14,230	319,037
Health Catalyst, Inc. (a)		19,112	193,413
Model N, Inc. (a)		14,375	350,894
N-able, Inc. (a)		11,194	144,403
NextGen Healthcare, Inc. (a)		12,059	286,160
PDF Solutions, Inc. (a)		5,179	167,800
PowerSchool Holdings, Inc., Class A (a)		23,216	526,074
Privia Health Group, Inc. (a)		21,798	501,354
Progress Software Corp.		11,955	628,594
PubMatic, Inc., Class A (a)		15,399	186,328
Sapiens International Corp. NV		5,702	162,108
Simulations Plus, Inc.		2,938	122,515
SPS Commerce, Inc. (a)		4,541	774,740
Verra Mobility Corp. (a)		43,765	818,405
			$9,588,755

Telecommunications — 1.60%
A10 Networks, Inc.		20,323	305,455
CommScope Holding Co., Inc. (a)		87,008	292,347
EchoStar Corp., Class A (a)		8,677	145,340
Extreme Networks, Inc. (a)		39,260	950,484
IDT Corp., Class B (a)		2,753	60,704
InterDigital, Inc.		11,468	920,192
Iridium Communications, Inc.		23,179	1,054,413
U.S. Cellular Corp. (a)		10,863	466,783
Viavi Solutions, Inc. (a)		66,081	603,980
			$4,799,698

Textiles — 0.16%
UniFirst Corp.		2,893	471,588

Transportation — 3.45%
Air Transport Services Group, Inc. (a)		17,366	362,428
ArcBest Corp.		8,495	863,517
Covenant Logistics Group, Inc.		3,482	152,686
Dorian LPG Ltd.		11,202	321,834
FLEX LNG Ltd.		7,009	211,392
Forward Air Corp.		5,686	390,856
Heartland Express, Inc.		7,965	117,006
Hub Group, Inc., Class A (a)		7,847	616,303
International Seaways, Inc.		12,765	574,425
Marten Transport Ltd.		9,548	188,191
Matson, Inc.		11,445	1,015,400
Safe Bulkers, Inc. (c)		33,808	109,538
Saia, Inc. (a)		7,737	3,084,355
Scorpio Tankers, Inc.		26,445	1,431,203
Werner Enterprises, Inc.		20,092	782,583
World Kinect Corp.		7,038	157,862
			$10,379,579

See accompanying notes.

	Schedule of Investments
	Principal U.S. Small-Cap ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Water — 0.78%
American States Water Co.		8,970	$705,760
Artesian Resources Corp., Class A		2,684	112,701
California Water Service Group		10,694	505,933
SJW Group		17,048	1,024,755
			$2,349,149
TOTAL COMMON STOCKS			$299,231,589
INVESTMENT COMPANIES — 0.59%		Shares Held	Value

Money Market Funds — 0.59%
Principal Government Money Market Fund — Class R-6 5.26% (d),(e),(f)		608,824	$608,824
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (f)		1,170,177	1,170,177
TOTAL INVESTMENT COMPANIES			$1,779,001
Total Investments			$301,010,590
Other Assets and Liabilities — (0.15)%			(450,569)

Total Net Assets — 100.00%			$300,560,021

(a) Non-income producing security.
(b)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $581,295 or
0.19% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $608,824 or 0.20% of net assets.
(f) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Consumer, Non-cyclical	23.25%
Financial	19.80%
Industrial	17.28%
Technology	11.16%
Consumer, Cyclical	10.67%
Energy	8.51%
Communications	3.79%
Utilities	2.78%
Basic Materials	2.32%
Money Market Funds	0.59%
Other Assets and Liabilities	(0.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	98

Schedule of Investments
Principal U.S. Small-Cap ETF
September 30, 2023 (unaudited)

	June 30, 2023	Purchases	Sales	September 30, 2023
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Class R-6 5.26%	$847,907	$2,323,217	$2,562,300	$608,824
	$847,907	$2,323,217	$2,562,300	$608,824

Realized Gain
		Realized	from	Change in
		Gain/(Loss) on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/(Loss)
Principal Government Money
Market Fund — Class R-6 5.26%	$—	$—	$—	$—
	$—	$—	$—	$—

(a) Amount excludes earnings from securities lending collateral.

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	September 30, 2023 (unaudited)

COMMON STOCKS — 99.35%		Shares Held	Value
Aerospace & Defense — 1.65%
L3Harris Technologies, Inc.		1,521	$264,836
Lockheed Martin Corp.		786	321,443
			$586,279

Agriculture — 1.65%
Altria Group, Inc.		7,604	319,748
Archer-Daniels-Midland Co.		3,499	263,895
			$583,643

Apparel — 0.60%
Tapestry, Inc.		7,363	211,686
Auto Manufacturers — 0.83%
PACCAR, Inc.		3,441	292,554
Banks — 9.44%
Bank of America Corp.		15,066	412,507
Bank of New York Mellon Corp.		6,161	262,767
Citizens Financial Group, Inc.		8,639	231,525
Comerica, Inc.		4,937	205,132
Fifth Third Bancorp		9,693	245,524
KeyCorp		22,602	243,197
M&T Bank Corp.		2,010	254,164
Northern Trust Corp.		3,344	232,341
PNC Financial Services Group, Inc.		2,328	285,809
Regions Financial Corp.		13,085	225,062
State Street Corp.		3,733	249,962
Truist Financial Corp.		9,226	263,956
Zions Bancorp NA		6,689	233,379
			$3,345,325

Building Materials — 1.42%
Johnson Controls International PLC		4,905	260,995
Masco Corp.		4,497	240,365
			$501,360

Chemicals — 2.66%
CF Industries Holdings, Inc.		3,331	285,600
Linde PLC		1,155	430,064
Mosaic Co.		6,339	225,669
			$941,333

Commercial Services — 1.66%
Automatic Data Processing, Inc.		1,417	340,902
Robert Half, Inc.		3,394	248,712
			$589,614

Computers — 6.79%
Accenture PLC, Class A		1,458	447,766
Apple, Inc.		8,545	1,462,990
Cognizant Technology Solutions Corp., Class A		4,081	276,447
HP, Inc.		8,509	218,681
			$2,405,884

Distribution/Wholesale — 0.71%
Pool Corp.		707	251,763

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2023 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services — 4.31%
Ameriprise Financial, Inc.	831	$273,964
Discover Financial Services	2,671	231,389
Franklin Resources, Inc.	9,261	227,635
Intercontinental Exchange, Inc.	2,791	307,066
Nasdaq, Inc.	5,253	255,243
Synchrony Financial	7,631	233,280
		$1,528,577

Electronics — 0.69%
Allegion PLC	2,336	243,411

Environmental Control — 0.76%
Republic Services, Inc.	1,902	271,054

Food — 2.83%
Conagra Brands, Inc.	8,486	232,686
General Mills, Inc.	4,036	258,264
Hershey Co.	1,269	253,902
Kroger Co.	5,766	258,028
		$1,002,880

Hand/Machine Tools — 0.70%
Snap-on, Inc.	978	249,449

Healthcare — Products — 1.78%
Abbott Laboratories	4,153	402,218
DENTSPLY SIRONA, Inc.	6,666	227,711
		$629,929

Healthcare — Services — 0.68%
Quest Diagnostics, Inc.	1,967	239,699

Home Builders — 0.68%
PulteGroup, Inc.	3,248	240,514

Household Products/Wares — 0.74%
Avery Dennison Corp.	1,434	261,949

Insurance — 6.67%
Allstate Corp.	2,559	285,098
American International Group, Inc.	4,861	294,577
Chubb Ltd.	1,675	348,702
Cincinnati Financial Corp.	2,487	254,395
Hartford Financial Services Group, Inc.	3,713	263,289
Marsh & McLennan Cos., Inc.	1,821	346,536
MetLife, Inc.	4,578	288,002
Travelers Cos., Inc.	1,732	282,853
		$2,363,452

Internet — 0.30%
Amazon.com, Inc. (a)	848	107,798

Iron & Steel — 0.79%
Steel Dynamics, Inc.	2,609	279,737

Machinery — Construction & Mining — 1.09%
Caterpillar, Inc.	1,410	384,930

Media — 2.51%
Comcast Corp., Class A	9,683	429,344
Fox Corp., Class A	7,509	234,281

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Media (continued)
Fox Corp., Class B		7,855	$226,852
			$890,477

Miscellaneous Manufacturers — 1.48%
A O Smith Corp.		3,634	240,316
Parker-Hannifin Corp.		730	284,350
			$524,666

Oil & Gas — 9.34%
APA Corp.		5,888	241,997
Chevron Corp.		3,331	561,673
Devon Energy Corp.		5,609	267,549
EQT Corp.		6,179	250,744
Exxon Mobil Corp.		6,328	744,046
Marathon Petroleum Corp.		2,123	321,295
Phillips 66		2,608	313,351
Pioneer Natural Resources Co.		1,308	300,252
Valero Energy Corp.		2,190	310,345
			$3,311,252

Packaging & Containers — 1.53%
Packaging Corp. of America		1,739	267,023
Westrock Co.		7,657	274,121
			$541,144

Pharmaceuticals — 3.89%
Bristol-Myers Squibb Co.		6,247	362,576
Cencora, Inc.		1,499	269,775
CVS Health Corp.		4,629	323,197
Pfizer, Inc.		12,700	421,259
			$1,376,807

Pipelines — 0.79%
Williams Cos., Inc.		8,299	279,593

REITs — 7.84%
Alexandria Real Estate Equities, Inc.		2,208	221,021
Essex Property Trust, Inc.		1,086	230,330
Extra Space Storage, Inc.		2,122	257,993
Host Hotels & Resorts, Inc.		16,087	258,518
Invitation Homes, Inc.		7,799	247,150
Kimco Realty Corp.		12,917	227,210
Mid-America Apartment Communities, Inc.		1,852	238,260
Prologis, Inc.		2,979	334,273
Simon Property Group, Inc.		2,435	263,053
UDR, Inc.		6,619	236,100
VICI Properties, Inc.		9,114	265,217
			$2,779,125

Retail — 4.58%
Best Buy Co., Inc.		3,353	232,933
Darden Restaurants, Inc.		1,681	240,753
Genuine Parts Co.		1,727	249,344
Home Depot, Inc.		1,783	538,751
Lowe's Cos., Inc.		1,731	359,771
			$1,621,552

See accompanying notes.

	Schedule of Investments
	Principal Value ETF
	September 30, 2023 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Semiconductors — 6.26%
Analog Devices, Inc.		1,891	$331,095
Broadcom, Inc.		724	601,340
Microchip Technology, Inc.		3,610	281,761
QUALCOMM, Inc.		3,331	369,941
Skyworks Solutions, Inc.		2,494	245,883
Texas Instruments, Inc.		2,442	388,302
			$2,218,322

Software — 5.08%
Fidelity National Information Services, Inc.		5,041	278,616
Microsoft Corp.		3,977	1,255,738
Paychex, Inc.		2,317	267,219
			$1,801,573

Telecommunications — 0.73%
Corning, Inc.		8,491	258,721
Transportation — 5.89%
CH Robinson Worldwide, Inc.		2,746	236,513
CSX Corp.		10,179	313,004
Expeditors International of Washington, Inc.		2,294	262,961
FedEx Corp.		1,186	314,195
Norfolk Southern Corp.		1,387	273,142
Union Pacific Corp.		1,716	349,429
United Parcel Service, Inc., Class B		2,163	337,147
			$2,086,391
TOTAL COMMON STOCKS			$35,202,443
INVESTMENT COMPANIES — 0.48%		Shares Held	Value

Money Market Fund — 0.48%
State Street Institutional U.S. Government Money Market Fund — Premier Class
5.30% (b)		172,000	$172,000
TOTAL INVESTMENT COMPANIES			$172,000
Total Investments			$35,374,443
Other Assets and Liabilities — 0.17%			59,902
Total Net Assets — 100.00%			$35,434,345

(a) Non-income producing security.
(b) 1-day yield shown as of period end.

Portfolio Summary
Sector	Percent
Financial	28.27%
Technology	18.13%
Industrial	15.21%
Consumer, Non-cyclical	13.22%
Energy	10.13%
Consumer, Cyclical	7.39%
Communications	3.55%
Basic Materials	3.45%
Money Market Fund	0.48%
Other Assets and Liabilities	0.17%
TOTAL NET ASSETS	100.00%

See accompanying notes.	103

Principal Exchange-Traded Funds
September 30, 2023 (unaudited)

1. Security Valuation

The Funds may invest in series of Principal Funds, Inc. and other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing net asset value (“NAV”) per share on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service.

Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Advisor”) under procedures established and periodically reviewed by the Board of Trustees.

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, mortgage-backed securities and municipal bonds.

Principal Exchange-Traded Funds
September 30, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of September 30, 2023, in valuing the Funds' securities carried at fair value:

			Level 2 —
			Other		Level 3 —
		Level 1 —	Significant		Significant
		Quoted	Observable		Unobservable
Fund		Prices	Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $	95,898,200	$		— $	95,898,200
Senior Floating Rate Interests*		—	7,573,440			—	7,573,440
U.S. Government & Government Agency
Obligations*		—	1,508,988			—	1,508,988
Investment Companies		4,544,960	—			—	4,544,960
Total investments in securities		$4,544,960	$104,980,628	$		— $	109,525,588

Principal Exchange-Traded Funds

September 30, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 —
				Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Focused Blue Chip ETF
Common Stocks*		$6,841,926	$	— $		— $	6,841,926
Investment Companies		10,641		—		—	10,641
Total investments in securities		$6,852,567	$	— $		— $	6,852,567

Principal Healthcare Innovators ETF
Common Stocks*
Basic Materials		$26,182	$	— $		— $	26,182
Consumer, Non-cyclical		44,825,953		—		3,797	44,829,750
Industrial		99,055		—		—	99,055
Technology		82,546		—		—	82,546
Investment Companies		1,196,003		—		—	1,196,003
Total investments in securities		$46,229,739	$	— $		3,797	$46,233,536

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$944,188	$	— $		— $	944,188
Communications		867,705		—		—	867,705
Consumer, Cyclical		2,185,400		—		—	2,185,400
Consumer, Non-cyclical		3,251,561		—		—	3,251,561
Diversified		31,277		—		—	31,277
Energy		1,046,578		—		—	1,046,578
Financial		3,042,762		—		—	3,042,762
Industrial		1,857,072		—		—	1,857,072
Technology		918,952		—		—	918,952
Utilities		494,276		—		—	494,276
Preferred Stocks*		59,939		—		—	59,939
Investment Companies		132,644		—		—	132,644
Total investments in securities		$14,832,354	$	— $		— $	14,832,354

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		57,874,615	$	— $	57,874,615
U.S. Government & Government Agency
Obligations*		—		5,847,893		—	5,847,893
Investment Companies		1,425,588		—		—	1,425,588
Total investments in securities		$1,425,588		$63,722,508	$	— $	65,148,096
Derivative Assets
Interest rate contracts
Futures		$44,503	$	— $		— $	44,503
Derivative Liabilities
Interest rate contracts
Futures		$(91,832	) $	— $		— $	(91,832)

Principal Millennial Global Growth ETF
Common Stocks*		$29,670,046	$	— $		— $	29,670,046
Investment Companies		146,654		—		—	146,654
Total investments in securities		$29,816,700	$	— $		— $	29,816,700

Principal Quality ETF
Common Stocks*		$38,034,830	$	— $		— $	38,034,830
Investment Companies		143,805		—		—	143,805
Total investments in securities		$38,178,635	$	— $		— $	38,178,635

Principal Real Estate Active Opportunities ETF
Common Stocks*		$4,907,583	$	— $		— $	4,907,583
Investment Companies		120,917		—		—	120,917
Total investments in securities		$5,028,500	$	— $		— $	5,028,500

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		580,131,073	$	— $	580,131,073
Investment Companies		11,451,761		—		—	11,451,761
Total investments in securities		$11,451,761		$580,131,073	$	— $	591,582,834

Principal Exchange-Traded Funds
September 30, 2023 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 —
			Other		Level 3 —
	Level 1 —		Significant		Significant
	Quoted		Observable		Unobservable
Fund	Prices		Inputs		Inputs	Totals (Level 1,2,3)

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*	$2,047,465	$	— $		— $	2,047,465
Bonds*	—		17,580,848		—	17,580,848
Investment Companies	187,272		—		—	187,272
Total investments in securities	$2,234,737		$17,580,848	$	— $	19,815,585

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*	$6,318,872	$	— $		— $	6,318,872
Investment Companies	29,607		—		—	29,607
Total investments in securities	$6,348,479	$	— $		— $	6,348,479

Principal U.S. Mega-Cap ETF
Common Stocks*	$1,456,590,999	$	— $		— $	1,456,590,999
Investment Companies	6,076,360		—		—	6,076,360
Total investments in securities	$1,462,667,359	$	— $		— $	1,462,667,359

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*	$5,630,072	$	— $		— $	5,630,072
Investment Companies	23,890		—		—	23,890
Total investments in securities	$5,653,962	$	— $		— $	5,653,962

Principal U.S. Small-Cap ETF
Common Stocks*
Basic Materials	$6,965,088	$	— $		— $	6,965,088
Communications	11,394,685		—		—	11,394,685
Consumer, Cyclical	32,074,023		—		—	32,074,023
Consumer, Non-cyclical	69,867,343		—		3,863	69,871,206
Energy	25,597,408		—		—	25,597,408
Financial	59,515,531		—		—	59,515,531
Industrial	51,927,386		—		—	51,927,386
Technology	33,537,446		—		—	33,537,446
Utilities	8,348,816		—		—	8,348,816
Investment Companies	1,779,001		—		—	1,779,001
Total investments in securities	$301,006,727	$	— $		3,863	$301,010,590

Principal Value ETF
Common Stocks*	$35,202,443	$	— $		— $	35,202,443
Investment Companies	172,000		—		—	172,000
Total investments in securities	$35,374,443	$	— $		— $	35,374,443

* For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.

The Funds’ Schedules of Investments for the period ended September 30, 2023 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.